NICHOLAS-APPLEGATE-Registered Trademark-
MUTUAL FUNDS SEMI-ANNUAL REPORT




[PHOTO]




ADVISORY SHARES
SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

The past six months have been among the most eventful in market history. Investors witnessed global equity markets soar to new highs before declining amid fears of spreading economic woes from many of the world's emerging countries. Demand among global investors for the perceived safety of US Government bonds pushed their prices higher and their yields to record lows. Market perceptions shifted significantly during the period and negatively impacted short-term results for most asset classes. In many cases, however, long-term fundamentals remained intact.

  While we recognize daily fluctuations and changing perceptions can test investors' mettle, they reinforce the merit of a long-term outlook. At Nicholas-Applegate, we see a number of fundamental strengths in markets worldwide and view recent developments as natural components of the ever-changing financial horizon. As long-term investors, we understand that these periods bring new investment opportunities. We've seen similar periods in the past. And strict adherence to our investment philosophy has rewarded investors with solid results. We encourage you to share our long-term perspective.

AT HOME
  After attaining record highs in July, the US stock market experienced its most difficult period in eight years. Overseas economic turmoil came home to the United States with widespread declines in all sectors. At one point in August, the average stock on the New York Stock Exchange had dropped 29% from its highest point over the previous 12 months. Despite this difficult environment, we remain optimistic.

  In this environment, our stock-by-stock search for companies meeting our strict investment criteria of sustainable, accelerating earnings growth should reward our shareholders. We believe fund holdings will earn greater recognition for their fundamental strength. And looking ahead, we are confident our holdings will generate significant appreciation.

ABROAD

  Developed international markets also fell sharply after attaining record highs in July. August proved especially difficult. Developments in Russia, including devaluation of the Russian ruble, triggered heavy, widespread selling in markets around the world. The ruble's devaluation undermined investor confidence and raised concerns about potential currency devaluations and economic slowing in other countries. In addition to Russia's woes, Japan continued to be a drag on global economic growth. The country remained mired in recession while its leaders were ineffective in enacting fundamental economic reform to improve the situation.

  However, despite short-term international volatility, fundamental strengths remain evident. The pending European Monetary Union is acting as a catalyst for consolidation and reorganization throughout Europe. Companies are concentrating on enhancing shareholder value and becoming more competitive. We're also seeing governments changing regulations to promote increased international trade and equity investing, particularly among pension plans. Many individual companies are seizing the changing environment and capitalizing on its resulting opportunities. International markets continue to offer some of the most exciting long-term growth prospects. And we believe we have the resources to continue to uncover them.

EMERGING COUNTRIES

  By far the hardest hit sector during the period, emerging markets experienced significant downturns. Economic and political turmoil exacerbated investor uneasiness and prompted heavy selling. However, our

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

bottom-up stock selection helped us discover promising growth companies, even in disappointing markets. We found companies exhibiting positive fundamental changes and benefiting from factors such as privatization, consolidation, and easing restrictions on foreign investment. As much as they declined during the third quarter, emerging markets remain a valuable asset class. Allocations to emerging countries can provide long-term investors with diversification benefits and enhanced overall portfolio returns.

FIXED INCOME
  While US stocks were negatively impacted by developments abroad, US Treasury bonds benefited from overseas turbulence. An increasing number of investors sought the safety of US-backed bonds. As more and more investors around the world bought US Treasuries, their prices were driven higher and their yields were pushed lower.

  US bond market fundamentals remain strong. While the economy has shown signs of slowing, inflation and interest rates are still low. We expect interest rates to remain steady, and perhaps decline more. Nicholas-Applegate's interest-rate position continues to reflect our moderately bullish stance on the US fixed income market.

LOOKING AHEAD
  Time eases the impact of everyday volatility. That's why Nicholas-Applegate encourages you to take a long-term approach when it comes to your investment goals. Short-term market fluctuations historically have little effect on long-term results. Regardless of the market's direction, Nicholas-Applegate remains focused on individual security selection. That's our hallmark. Investing in the best opportunities we can find -- regardless of where they occur. This discipline continues to lead us to attractive long-term opportunities, even in difficult and challenging sectors. Our approach has proved successful through all market cycles. That's why we stick with it. The world's markets will continue to grow and change. And with an investment philosophy built around identifying and capitalizing on change, we feel well prepared to deliver superior results for long-term investors.

  Thank you for your support of the Nicholas-Applegate Mutual Funds. We look forward to continuing our work with you in the years to come.

Sincerely yours,

/s/ ART NICHOLAS
Art Nicholas
President, Nicholas-Applegate Mutual Funds

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedules of Investments
  Large Cap Growth......................................................     1
  Value.................................................................     4
  Mid Cap Growth........................................................     8
  Small Cap Growth......................................................    12
  Mini Cap Growth.......................................................    19
  Balanced Growth.......................................................    24
  Convertible...........................................................    30
  High Quality Bond.....................................................    35
  High Yield Bond.......................................................    41
  International Core Growth.............................................    46
  International Small Cap Growth........................................    51
  Emerging Countries....................................................    56
  Worldwide Growth......................................................    61
The Funds'
  Financial Highlights..................................................    66
  Statements of Assets and Liabilities..................................    68
  Statements of Operations..............................................    70
  Statements of Changes in Net Assets...................................    72
  Notes to the Financial Statements.....................................    76

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Mutual Funds Advisory Shares. Distributor: Nicholas-Applegate Securities.

LARGE CAP GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           William H. Chenoweth, CFA
                           Partner, Portfolio Manager
                               Andrew Gallagher,
                           Partner, Portfolio Manager
                              Thomas J. Sullivan,
                               Portfolio Manager
                            Trisha C. Schuster, CFA
                               Portfolio Manager

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: After climbing to record highs in mid-July, the US stock market witnessed its most difficult period in eight years during the third quarter. Investor uncertainty over unstable overseas markets impacted every sector of the US market. At one point in August, the average stock traded on the New York Stock Exchange had declined 29% from its highest point over the preceding 12 months amid a variety of investor concerns including:

  - expectations for weaker corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing US economy

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the Large Cap Growth Fund was down 1.2% versus a 5.0% decline for its benchmark, the Russell 1000 Growth Index.

  PORTFOLIO SPECIFICS: Despite a market environment changing from one of record highs to one of increasing difficulty, we found promising long-term opportunities. The top performers for the fund were in the technology sector. Though this sector experienced significant volatility during the third quarter, our bottom-up approach helped us identify companies delivering solid earnings growth including Air Touch Communications, Comcast Cellular, America Online and Cisco Systems. We increased our computer and office technology weightings throughout the period.

  Among factors negatively impacting returns, holdings in the retail sector experienced increasing difficulty meeting earnings expectations after two years of strong growth. Financial companies and banks were also hit hard because of their exposure to overseas investments and an inverted yield curve. As a result, we reduced our holdings in these areas.

  MARKET OUTLOOK: While the large-cap segment has been marked by an increasing scarcity of earnings growth, we continue to discover good opportunities on a company-by-company basis. Current holdings demonstrate strong earnings growth potential, low international exposure and control over pricing.

  Even in a difficult market environment, key fundamentals remain evident and reinforce our optimism:

  - corporate profits, while weaker, are positive

  - long-term interest rates are near 30-year lows

  - inflation remains benign

  In a market characterized by a scarcity of earnings growth, we expect larger-cap growth stocks to continue to perform well. We believe our bottom-up, growth-oriented approach will lead us to attractive opportunities.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE LARGE CAP GROWTH FUND ADVISORY SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                 TOTAL RETURN                          SINCE
 1 YEAR                        SINCE INCEPTION                       INCEPTION
 16.13%                         As of 09/30/98                        33.73%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              LARGE CAP GROWTH FUND ADVISORY SHARES     RUSSELL 1000 GROWTH INDEX
27-Dec-96                                  $10,000.00                   $10,000.00
31-Jan-97                                  $10,888.65                   $10,538.08
28-Feb-97                                  $10,706.64                   $10,466.42
31-Mar-97                                  $10,385.44                    $9,899.98
30-Apr-97                                  $10,781.58                   $10,557.34
31-May-97                                  $11,991.43                   $11,319.26
30-Jun-97                                  $12,430.41                   $11,772.03
31-Jul-97                                  $13,982.87                   $12,812.68
31-Aug-97                                  $13,661.67                   $12,063.14
30-Sep-97                                  $14,357.60                   $12,656.77
31-Oct-97                                  $14,336.19                   $12,188.47
30-Nov-97                                  $14,158.22                   $12,706.11
31-Dec-97                                  $14,373.72                   $12,848.42
31-Jan-98                                  $14,599.99                   $13,232.59
28-Feb-98                                  $15,946.85                   $14,227.94
31-Mar-98                                  $16,873.50                   $14,795.07
30-Apr-98                                  $17,412.24                   $14,999.83
31-May-98                                  $16,981.25                   $14,574.14
30-Jun-98                                  $18,209.58                   $15,466.80
31-Jul-98                                  $17,811.69                   $15,364.41
31-Aug-98                                  $14,833.95                   $13,058.21
30-Sep-98                                  $16,673.14                   $14,061.35

This graph compares a $10,000 investment in the Large Cap Growth Fund Advisory Shares with the Russell 1000 Growth Index, on a cumulative and average annual total return basis. The Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 7/21/97. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                NUMBER
                                               OF SHARES       VALUE
------------------------------------------------------------------------
COMMON STOCKS -- 93.1%
------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.4%
  Amgen, Inc.*...............................      9,000   $     680,062
                                                           -------------
BROADCASTING -- 5.2%
  Comcast Corp...............................     13,000         610,187
  Tele-Communications, Inc.*.................     11,400         446,025
                                                           -------------
                                                               1,056,212
                                                           -------------
BUILDING MATERIALS CHAINS -- 0.6%
  The Home Depot, Inc........................      3,200         126,400
                                                           -------------
COMPUTERS/OFFICE AUTOMATION -- 14.6%
  Ceridian Corp.*............................     10,900         625,387
  Cisco Systems, Inc.*.......................      9,350         577,948
  Compaq Computer Corp.......................     18,200         575,575
  International Business Machines Corp.......      4,700         601,600
  Seagate Technology, Inc.*..................     23,700         593,981
                                                           -------------
                                                               2,974,491
                                                           -------------
DEPARTMENT/DISCOUNT STORES -- 3.8%
  Dayton Hudson Corp.........................      8,500         303,875
  Wal-Mart Stores, Inc.*.....................      8,700         475,237
                                                           -------------
                                                                 779,112
                                                           -------------
DRUGS/PHARMACEUTICALS -- 7.8%
  Eli Lilly and Co...........................      7,900         618,669
  Forest Laboratories, Inc...................      9,800         336,874
  Schering-Plough Corp.......................      6,000         621,375
                                                           -------------
                                                               1,576,918
                                                           -------------
ELECTRONIC INSTRUMENTS -- 2.1%
  General Instruments Corp.*.................     19,500         421,687
                                                           -------------
ENTERTAINMENT -- 2.5%
  Time Warner, Inc...........................      5,700         499,106
                                                           -------------
ENVIRONMENTAL SERVICES -- 6.2%
  Republic Services, Inc. -- Cl. A*..........     38,900         758,550
  Waste Management, Inc......................     10,500         504,656
                                                           -------------
                                                               1,263,206
                                                           -------------
FOOD CHAINS -- 3.1%
  The Kroger Co..............................     12,500         625,000
                                                           -------------
INTEGRATED OIL COMPANIES -- 2.5%
  Texaco, Inc................................      8,200         514,038
                                                           -------------
INVESTMENT COMPANIES -- 2.3%
  Tele-Communications TCI Ventures Group.....     26,500         475,344
                                                           -------------
MACHINERY/EQUIPMENT -- 2.5%
  American Tower Corp........................     20,000         510,000
                                                           -------------
OILFIELD SERVICES/EQUIPMENT -- 2.9%
  Schlumberger, Ltd..........................     11,500         578,594
                                                           -------------

                                                NUMBER
                                               OF SHARES       VALUE
------------------------------------------------------------------------
OTHER CONSUMER SERVICES -- 7.9%
  Amercia Online, Inc.*......................      5,400   $     600,750
  At Home Corp.*.............................     10,500         502,687
  Service Corp. International................     15,900         506,813
                                                           -------------
                                                               1,610,250
                                                           -------------
OTHER FINANCIAL SERVICES -- 3.0%
  SunAmerica, Inc............................      9,900         603,900
                                                           -------------
OTHER PRODUCERS/MANUFACTURING -- 0.8%
  Tyco International, Ltd....................      2,900         160,225
                                                           -------------
SEMI-CONDUCTORS/ELECTRONIC COMPONENTS -- 4.0%
  Intel Corp.................................      7,500         643,125
  Peak International, Ltd.*..................     20,600         169,950
                                                           -------------
                                                                 813,075
                                                           -------------
TELECOMMUNICATIONS EQUIPMENT -- 3.1%
  Ascend Communications, Inc.................     13,900         632,450
                                                           -------------
TELECOMMUNICATIONS SERVICES -- 11.6%
  Airtouch Communications, Inc.*.............      7,500         427,500
  Global Crossing, Ltd.*.....................     27,900         582,413
  Media One Group, Inc.*.....................     13,800         613,238
  MCI Worldcom, Inc.*........................     12,500         610,938
  Nextel Communications, Inc. -- Cl. A*......      6,400         129,200
                                                           -------------
                                                               2,363,289
                                                           -------------
TELEPHONE -- 3.2%
  Alltel Corp................................     13,800         653,775
                                                           -------------
TOTAL COMMON STOCKS
  (Cost $17,966,673)....................................      18,917,134
                                                           -------------
                                               PRINCIPAL
                                                AMOUNT
------------------------------------------------------------------------
COMMERCIAL PAPER -- 7.7%
------------------------------------------------------------------------
  Associates First Capital Corp.
    5.74%, 10/01/98..........................  $1,030,000      1,030,000
  Central Illinois Public
    5.78%, 10/01/98..........................    536,000         536,000
                                                           -------------
TOTAL COMMERCIAL PAPER
  (Cost $1,566,000).....................................       1,566,000
                                                           -------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $19,532,673)                                          20,483,134
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%).........        (161,756)
                                                           -------------
NET ASSETS -- 100.0%....................................   $  20,321,378
                                                           -------------

------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                                 John J. Kane,
                           Partner, Portfolio Manager
                                Mark Stuckelman,
                               Portfolio Manager

  GOAL: The Value Fund seeks to provide total return through long-term capital appreciation plus dividend income. Holdings reflect a diversified portfolio comprised predominantly of US companies with larger market capitalization.

  MARKET OVERVIEW: A narrow advance among select large-cap stocks lifted indices throughout the first half of the period. Yet in the third quarter, the market experienced a broad-based decline. Reflecting the magnitude of the downturn, most stocks on the S&P 500, NYSE, and Nasdaq Composite registered 30% declines.

  While earnings for multinational US large caps are expected to contract as a result of declining sales in overseas markets, the degree to which each company will be impacted depends on a variety of factors, including the level of international exposure and the industry in which they operate.

  Despite the quarter's decline, key market fundamentals reinforce our optimism:

  - corporate profits, while weaker, remain positive

  - long-term interest rates are at 30-year lows

  - inflation remains benign

  PERFORMANCE: In a tumultuous environment for US stocks, the Value Fund declined 10.6% in the period. Its benchmark, the S&P 500, fell 7.0%.

  PORTFOLIO SPECIFICS: During the period, the fund's energy and utility stocks performed well as investors sought the relative safety of these sectors. Entergy, a major electric utility with global power production and distribution operations, benefited from steps taken to reduce its debt and improve its financial structure. In addition, Chevron and Exxon were both top performers for the fund. Both companies exceeded analysts' estimates mainly due to stronger than expected earnings from their refining and marketing operations.

  Financial companies were hit hard during the period by their exposure to overseas investments and a flattening to inverted yield curve. This created major concerns of decreasing profits from lending and increasing probability of defaults. Especially toward the end of the period when Russia defaulted on its loan debt, many of our financial stocks suffered losses. As a result, we have reduced our holdings in this area.

  MARKET OUTLOOK: Even in a difficult environment, we continue to find promising stocks poised to outperform. Current holdings demonstrate:

  - attractive valuations

  - underlying financial strength

  - prospects for business improvement

  We believe that today's market holds many high-quality, large-cap stocks with attractive valuations that are opportunities for the fund. We remain confident that strict adherence to our investment philosophy will reward shareholders with solid long-term results.

--------------------------------------------------------------------------------

VALUE FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE VALUE FUND ADVISORY SHARES WITH THE S&P 500 INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
  4.21%                         As of 09/30/98                        26.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                VALUE FUND       S&P 500
             ADVISORY SHARES
30-Apr-96          $10,000.00    $10,000.00
30-Jun-96          $10,543.13    $10,296.98
30-Sep-96          $11,150.16    $10,615.00
31-Dec-96          $12,412.14    $11,499.86
31-Mar-97          $12,651.76    $11,808.18
30-Jun-97          $14,744.41    $13,869.64
30-Sep-97          $17,092.65    $14,908.59
31-Dec-97          $17,396.17    $15,336.60
31-Mar-98          $19,920.13    $17,475.87
30-Jun-98          $20,367.41    $18,052.93
30-Sep-98          $17,811.50    $16,257.10

This graph compares a $10,000 investment in the Value Fund Advisory Shares with the S&P 500 Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. The Advisory shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory shares were first available on 8/3/98.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The S&P 500 Index is an unmanaged index containing 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
VALUE FUND

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 96.8%
-------------------------------------------------------------------------------
AEROSPACE -- 3.8%
  Honeywell, Inc. ...........................          1,100       $     70,469
  United Technologies Corp. .................          3,400            259,887
                                                                   ------------
                                                                        330,356
                                                                   ------------
AIRLINES -- 2.8%
  AMR Corp.*.................................          4,300            238,381
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.9%
  Canandaigua Brands, Inc.*..................          1,900             75,050
                                                                   ------------
AUTOMOBILES -- 4.2%
  Ford Motor Corp. ..........................          6,200            291,012
  General Motors Corp. ......................          1,300             71,094
                                                                   ------------
                                                                        362,106
                                                                   ------------
BEVERAGES/SOFTDRINKS -- 0.6%
  PepsiCo, Inc. .............................          1,900             55,931
                                                                   ------------
BUILDING MATERIALS -- 1.1%
  Southdown, Inc. ...........................          1,400             63,000
  Texas Industries, Inc. ....................          1,100             27,637
                                                                   ------------
                                                                         90,637
                                                                   ------------
CHEMICALS -- 3.3%
  Dow Chemical Co. ..........................          2,500            213,594
  Lyondell Chemical Co. .....................          3,100             68,975
                                                                   ------------
                                                                        282,569
                                                                   ------------
COMPUTERS/OFFICE AUTOMATION -- 5.2%
  CHS Electronics, Inc.*.....................          4,700             51,113
  Dell Computer Corp.*.......................          4,400            289,300
  EMC Corp.*.................................          1,800            102,938
                                                                   ------------
                                                                        443,351
                                                                   ------------
DEPARTMENT/DISCOUNT STORES -- 4.9%
  Dayton Hudson Corp. .......................          3,100            110,825
  Shopko Stores, Inc.*.......................          3,600            117,000
  Wal-Mart Stores, Inc. .....................          3,600            196,650
                                                                   ------------
                                                                        424,475
                                                                   ------------
DRUGS/PHARMACEUTICALS -- 6.1%
  Bindley Western Industries, Inc. ..........          3,400            112,200
  Bristol-Myers Squibb Co. ..................            900             93,487
  Pfizer, Inc. ..............................          2,200            233,062
  Roberts Pharmaceutical Corp.*..............          4,600             87,975
                                                                   ------------
                                                                        526,724
                                                                   ------------
ELECTRIC UTILITIES -- 5.0%
  Entergy Corp. .............................          6,300            193,725
  Public Service Enterprise Group, Inc. .....          6,100            239,806
                                                                   ------------
                                                                        433,531
                                                                   ------------
ENTERTAINMENT -- 0.9%
  Viacom, Inc.*..............................          1,400             81,200
                                                                   ------------

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
FINANCE COMPANIES -- 3.2%
  Fannie Mae.................................          4,300       $    276,275
                                                                   ------------
HOMEBUILDING -- 1.4%
  Lennar Corp. ..............................          5,300            118,256
                                                                   ------------
HOSPITALS -- 0.5%
  Integrated Health Services, Inc. ..........          2,500             42,031
                                                                   ------------
INTEGRATED OIL COMPANIES -- 3.4%
  Exxon Corp. ...............................          2,800            196,525
  Phillips Petroleum Co......................          2,200             99,275
                                                                   ------------
                                                                        295,800
                                                                   ------------
INVESTMENT COMPANIES -- 1.6%
  Bear Stearns Cos., Inc. ...................          4,300            133,031
                                                                   ------------
LIFE INSURERS -- 1.7%
  Equitable Cos., Inc. ......................          2,400             99,300
  Liberty Financial Cos., Inc. ..............          1,900             50,112
                                                                   ------------
                                                                        149,412
                                                                   ------------
MACHINERY/EQUIPMENT -- 4.1%
  Caterpillar, Inc.*.........................          5,200            231,725
  Ingersoll Rand Co. ........................          3,100            117,606
                                                                   ------------
                                                                        349,331
                                                                   ------------
MEDICAL SUPPLIES -- 1.6%
  Allegiance Corp. ..........................          4,600            136,850
                                                                   ------------
METALS -- 2.9%
  Asarco, Inc. ..............................          2,300             43,987
  Cyprus Amax Minerals Co. ..................          3,400             45,050
  Reynolds Metals Co.........................          1,000             50,812
  RMI Titanium Co............................          2,500             50,312
  USX-U.S. Steel Group.......................          2,500             59,687
                                                                   ------------
                                                                        249,848
                                                                   ------------
MONEY-CENTER BANKS -- 1.9%
  BankAmerica Corp. .........................          2,700            162,337
                                                                   ------------
MULTI-LINE INSURERS -- 1.0%
  Reliance Group Holdings, Inc. .............          6,300             88,594
                                                                   ------------
OIL REFINING/MARKETING -- 0.8%
  Tesoro Petroleum Corp.*....................          5,500             71,844
                                                                   ------------
OIL/GAS PRODUCTION -- 1.3%
  Chevron Corp. .............................          1,300            109,281
                                                                   ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 1.5%
  The Hertz Corp. ...........................          3,200            132,400
                                                                   ------------
OTHER FINANCIAL SERVICES -- 1.3%
  Nationwide Financial Services, Inc. .......          2,500            113,594
                                                                   ------------
OTHER HEALTH SERVICES -- 2.1%
  McKesson Corp. ............................          2,000            183,250
                                                                   ------------
OTHER TECHNOLOGY -- 0.5%
  Anixter International, Inc.*...............          2,600             40,463
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

PIPELINES -- 1.1%
  The Coastal Corp. .........................          2,800       $     94,500
                                                                   ------------
PROPERTY-CASULATY INSURERS -- 3.0%
  Allstate Corp. ............................          6,200            258,463
                                                                   ------------
REGIONAL/COMMERCIAL BANKS -- 3.9%
  SouthTrust Corp. ..........................          2,550             89,091
  Fleet Financial Group, Inc. ...............          3,300            242,344
                                                                   ------------
                                                                        331,435
                                                                   ------------
SAVINGS & LOANS ASSOCIATION -- 2.3%
  Bank United Corp. .........................          2,300             82,369
  Golden West Financial Corp. ...............          1,400            114,538
                                                                   ------------
                                                                        196,907
                                                                   ------------
SOFTWARE -- 3.7%
  Compuware Corp.*...........................          2,100            123,638
  Microsoft Corp.*...........................          1,800            198,113
                                                                   ------------
                                                                        321,751
                                                                   ------------
SPECIALTY INSURERS -- 1.0%
  EXEL, Ltd. Cl. A...........................          1,300             81,900
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.4%
  Applied Signal Technology, Inc.*...........          2,600             32,013
                                                                   ------------
TELECOMMUNICATIONS SERVICES -- 2.3%
  Ameritech Corp. ...........................          4,200            198,975
                                                                   ------------
TELEPHONE -- 2.7%
  US WEST, Inc. .............................          4,500            235,969
                                                                   ------------
                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
TEXTILES -- 2.5%
  Burlington Industries, Inc.*...............          9,200       $     87,400
  Mohawk Industries, Inc.*...................          4,600            125,925
                                                                   ------------
                                                                        213,325
                                                                   ------------
TOBACCO PRODUCTS -- 4.3%
  Philip Morris Cos., Inc. ..................          2,400            110,550
  RJR Nabisco Holdings Corp. ................          6,600            166,238
  Universal Corp. ...........................          2,600             92,950
                                                                   ------------
                                                                        369,738
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $7,524,451)..........................................         8,331,884
                                                                   ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.3%
-------------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98 (Cost $114,000).........     $  114,000            114,000
                                                                   ------------
TOTAL INVESTMENTS -- 98.1%
  (Cost $7,638,451)..........................................         8,445,884

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.9%................           159,710
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $  8,605,594
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           William H. Chenoweth, CFA
                           Partner, Portfolio Manager
                               Andrew Gallagher,
                           Partner, Portfolio Manager
                              Thomas J. Sullivan,
                               Portfolio Manager
                               Emmy Sobieski, CFA
                               Portfolio Manager
                            Trisha C. Schuster, CFA
                               Portfolio Manager

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation by investing in the securities of US growth companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase.

  MARKET OVERVIEW: After climbing to record highs in mid-July, the US stock market witnessed its most difficult period in eight years during the third quarter. Investor uncertainty over unstable overseas markets impacted every sector of the US market. Investors largely ignored the fundamental strengths evident among mid caps in their haste to sell stocks and protect profits accumulated during the market's unprecedented advance in recent years. During the downturn, the liquidity and perceived safety of large-cap stocks helped them fare better than mid-cap shares amid investor concerns including:

  - expectations for weaker corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing US economy

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the Mid Cap Growth Fund was down 18.6% versus a 16.8% decline for its benchmark, the Russell Midcap Growth Index.

  PORTFOLIO SPECIFICS: The top performers for the fund were in the technology sector. Though this sector experienced significant volatility in the third quarter, our bottom-up method of selecting stocks helped us identify companies able to deliver solid earnings such as Veritas Software and America Online. Holdings in the healthcare sector, such as Watson Pharmaceuticals, also fared well.

  Underperformance in the retail and financial services sectors negatively impacted returns versus the benchmark. Following two years of strong growth, a number of retail stocks experienced increasing difficulty meeting earnings expectations. Financial companies were hit hard as a result of exposure to overseas investments and an inverted yield curve. We reduced our holdings in these areas.

  MARKET OUTLOOK: Although prices for mid-cap stocks fell abruptly, especially in August, they rebounded sharply in September. The outlook for stocks in this segment remains encouraging:

  - valuations, relative to large caps, have reached levels comparable to 1990 -- just prior to a multi-year period of outperformance

  - earnings expectations are generally higher for mid-cap stocks than large caps

  - mid caps tend to have less overseas exposure than large caps and are less susceptible to the uncertainties of non-US markets

  Looking ahead, we believe those stocks able to deliver consistent profit growth will be recognized and rewarded in a scarce-growth environment. We remain confident that continued, disciplined adherence to our bottom-up investment philosophy will deliver exceptional long-term returns.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE MID CAP GROWTH FUND ADVISORY SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                          ANNUALIZED TOTAL RETURNS
                               As of 09/30/98
 1 YEAR                           5 YEARS                          10 YEARS
 -11.30%                           8.23%                            15.79%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               MID CAP GROWTH        RUSSELL MID CAP
            FUND ADVISORY SHARES       GROWTH INDEX
9/30/85                 $10,000.00          $10,000.00
12/85                   $12,466.54          $10,000.00
12/86                   $16,521.83          $11,755.04
12/87                   $17,072.51          $12,079.37
12/88                   $19,187.60          $13,640.50
12/89                   $25,633.99          $17,935.18
12/90                   $25,756.56          $17,014.58
12/91                   $39,960.61          $25,016.75
12/92                   $45,263.92          $27,196.19
12/93                   $54,328.19          $30,240.33
12/94                   $48,410.76          $29,585.30
12/95                   $66,921.22          $39,641.61
12/96                   $77,673.77          $46,571.16
12/97                   $90,250.08          $57,088.43
9/30/98                 $82,384.22          $53,197.36

This graph compares a $10,000 investment in Mid Cap Growth Fund Advisory Shares with the Russell Mid Cap Growth Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Fund's registration statement on 4/19/93. Limited partnership returns are restated to reflect all fees and expenses applicable to the Fund. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies. The Advisory shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory shares were first available on 6/30/94.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell Mid Cap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The average market capitalization is $4 billion. The Russell Mid Cap Growth Index is considered generally representative of the U.S. market for mid cap stocks.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 96.6%
--------------------------------------------------------------------------
ADVERTISING -- 2.6%
  Outdoor Systems, Inc.*.....................      171,600   $   3,346,200
  Snyder Communications, Inc.*...............      170,200       5,701,700
                                                             -------------
                                                                 9,047,900
                                                             -------------
AEROSPACE -- 0.4%
  Gulfstream Aerospace Corp.*................       34,600       1,392,650
                                                             -------------
AIRLINES -- 1.9%
  ASA Holdings, Inc..........................       96,600       3,429,300
  Comair Holdings, Inc.......................      107,100       3,079,125
                                                             -------------
                                                                 6,508,425
                                                             -------------
BIOTECHNOLOGY -- 2.1%
  Biogen, Inc.*..............................       80,000       5,265,000
  Quintiles Transnational Corp.*.............       46,700       2,043,125
                                                             -------------
                                                                 7,308,125
                                                             -------------
BROADCASTING -- 9.6%
  Adelphia Communications*...................      134,250       5,252,531
  Chancellor Media Corp.*....................      166,600       5,560,275
  Clear Channel Communications, Inc.*........      152,600       7,248,500
  Cox Communications, Inc.*..................      113,100       6,178,087
  Jacor Commununications, Inc. --
    A Shs.*..................................       98,900       5,006,812
  USA Networks, Inc.*........................      207,800       4,039,112
                                                             -------------
                                                                33,285,317
                                                             -------------
BUILDING MATERIALS -- 0.4%
  Lowes Companies, Inc.......................       44,000       1,399,750
                                                             -------------
CLOTHING CHAINS -- 1.7%
  Abercrombie & Fitch Co. Cl. A*.............       98,800       4,347,200
  The Men's Wearhouse, Inc.*.................       86,400       1,490,400
                                                             -------------
                                                                 5,837,600
                                                             -------------
COMPUTERS/OFFICE AUTOMATION -- 4.8%
  Apple Computer, Inc.*......................      160,100       6,103,812
  Ceridian Corp.*............................       39,100       2,243,362
  Network Appliance, Inc.*...................       87,400       4,424,625
  Seagate Technology, Inc.*..................      162,200       4,065,137
                                                             -------------
                                                                16,836,936
                                                             -------------
CONTRACT DRILLING -- 0.5%
  Diamond Offshore Drilling..................       71,900       1,869,400
                                                             -------------
DEPARTMENT/DISCOUNT STORES -- 6.8%
  Costco Companies, Inc.*....................      132,600       6,281,925
  Dollar Tree Stores, Inc.*..................      196,000       6,137,250
  Family Dollar Stores, Inc..................      234,800       3,698,100
  Fred Meyer, Inc.*..........................       93,200       3,623,150
  Kohl's Corp.*..............................      101,500       3,958,500
                                                             -------------
                                                                23,698,925
                                                             -------------
DRUG CHAINS -- 0.7%
  Rite Aid Corp..............................       70,000       2,485,000
                                                             -------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 9.0%
  Allergan, Inc.*............................       48,000   $   2,802,000
  Cardinal Health, Inc.......................       27,400       2,829,050
  Elan Corp. PLC -- ADR*.....................      125,600       9,051,050
  Genzyme Corp.*.............................       62,900       2,272,262
  NBTY, Inc..................................       71,100         559,912
  Sepracor, Inc.*............................       68,300       4,490,725
  Watson Pharmaceuticals, Inc.*..............      187,900       9,535,925
                                                             -------------
                                                                31,540,924
                                                             -------------
ELECTRONIC DATA PROCESSING -- 1.0%
  Concord EFS, Inc.*.........................       94,900       2,449,606
  SunGard Data Systems, Inc.*................       31,100         979,650
                                                             -------------
                                                                 3,429,256
                                                             -------------
ELECTRONIC INSTRUMENTS -- 1.1%
  General Instruments Corp.*.................      185,000       4,000,625
                                                             -------------
ELECTRONICS/MUSIC CHAINS -- 1.0%
  Tandy Corp.................................       65,000       3,477,500
                                                             -------------
ENVIRONMENTAL SERVICES -- 2.4%
  Allied Waste Industries, Inc.*.............      254,800       5,955,950
  American Disposal Services, Inc.*..........       60,600       2,359,612
                                                             -------------
                                                                 8,315,562
                                                             -------------
FINANCE COMPANIES -- 2.5%
  Associates First Capital Corp..............       40,900       2,668,725
  The Finova Group, Inc......................      122,700       6,127,331
                                                             -------------
                                                                 8,796,056
                                                             -------------
FOOD CHAINS -- 1.7%
  Safeway, Inc.*.............................      124,000       5,750,500
                                                             -------------
FUNERAL SERVICES -- 0.7%
  Service Corp. International................       74,200       2,365,125
                                                             -------------
HOME FURNISHINGS -- 0.6%
  Shaw Industries, Inc.......................      134,000       2,177,500
                                                             -------------
HOMEBUILDING -- 0.8%
  Champion Enterprises, Inc.*................      114,400       2,659,800
                                                             -------------
HOSPITALS -- 1.8%
  Health Management Associates, Inc --
    A Shs.*..................................      341,200       6,226,900
                                                             -------------
INVESTMENT COMPANIES--0.5%
  Federated Investors, Inc...................      118,800       1,707,750
                                                             -------------
LEISURE/GAMING -- 1.7%
  Carnival Corp..............................      186,500       5,933,031
                                                             -------------
LIFE INSURERS -- 0.6%
  Hartford Life, Inc.........................       52,800       2,230,800
                                                             -------------
MACHINERY/EQUIPMENT -- 0.4%
  American Tower Corp.*......................       52,100       1,328,550
                                                             -------------
MEDICAL SUPPLIES -- 4.7%
  Allegiance Corp............................      122,800       3,653,300
  Guidant Corp...............................       82,000       6,088,500
  Safeskin Corp.*............................      113,800       3,591,813

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
MEDICAL SUPPLIES (CONTINUED)

  Sofamor Danek Group, Inc.*.................       32,800   $   2,919,200
                                                             -------------
                                                                16,252,813
                                                             -------------
OILFIELD SERVICES/EQUIPMENT -- 2.0%
  Global Industries, Ltd.*...................      254,000       2,936,875
  Tuboscope, Inc.*...........................      134,700       1,565,888
  Weatherford International, Inc.*...........      112,000       2,422,000
                                                             -------------
                                                                 6,924,763
                                                             -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 4.0%
  Hyperion Telecommunications, Inc...........       44,400         260,850
  Paychex, Inc...............................       79,350       4,091,484
  Robert Half International, Inc.*...........      174,200       7,523,263
  Romac International, Inc...................      121,600       2,188,800
                                                             -------------
                                                                14,064,397
                                                             -------------
OTHER CONSUMER SERVICES -- 1.7%
  America Online, Inc.*......................       42,200       4,694,750
  At Home Corp.*.............................       26,200       1,254,325
                                                             -------------
                                                                 5,949,075
                                                             -------------
OTHER FINANCIAL SERVICES -- 1.6%
  Capital One Financial Corp.................       37,400       3,870,900
  SunAmerica, Inc............................       26,700       1,628,700
                                                             -------------
                                                                 5,499,600
                                                             -------------
OTHER TECHNOLOGY -- 1.2%
  Complete Business Solutions, Inc.*.........      149,700       4,303,875
                                                             -------------
RESTAURANTS -- 0.6%
  Starbucks Corp.*...........................       53,300       1,928,794
                                                             -------------
SAVINGS & LOANS -- 1.2%
  Greenpoint Financial Corp..................      132,500       4,223,438
                                                             -------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 3.2%
  Altera Corp................................       78,900       2,771,363
  Applied Materials, Inc.....................       97,300       2,456,825
  Broadcom Corp.*............................       39,700       2,818,700
  Micron Technology, Inc.*...................      102,600       3,122,888
                                                             -------------
                                                                11,169,776
                                                             -------------
SOFTWARE -- 14.6%
  Acxiom Corp.*..............................      144,000       3,573,000
  BMC Software, Inc.*........................      124,100       7,453,756
  Citrix Systems, Inc.*......................       93,500       6,638,500
  Compuware Corp.*...........................      129,400       7,618,425
  Keane, Inc.................................       55,300       1,942,413
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

SOFTWARE (CONTINUED)

  Legato Systems, Inc.*......................       50,500   $   2,594,438
  Lycos, Inc.*...............................      111,800       3,780,238
  The Learning Company, Inc.*................      121,600       2,409,200
  Veritas DGC, Inc.*.........................      111,900       1,867,331
  VERITAS Software Corp.*....................      169,350       9,356,588
  Visio Corp.................................       47,400       1,140,563
  Wind River Systems, Inc.*..................       55,500       2,622,375
                                                             -------------
                                                                50,996,827
                                                             -------------
SPECIALTY CHAINS -- 1.7%
  Bed Bath & Beyond, Inc.*...................       74,000       1,729,750
  Micro Warehouse, Inc.......................      106,000       1,596,625
  Staples, Inc.*.............................       84,700       2,488,063
                                                             -------------
                                                                 5,814,438
                                                             -------------
TELECOMMUNICATIONS EQUIPMENT -- 0.3%
  A D C Telecommunications, Inc..............       42,200         891,475
                                                             -------------
TELECOMMUNICATIONS SERVICES -- 1.3%
  Intermedia Communication, Inc.*............       73,200       1,797,975
  Qwest Communications International,
    Inc.*....................................       87,600       2,742,975
                                                             -------------
                                                                 4,540,950
                                                             -------------
TEXTILES -- 1.2%
  Westpoint Stevens, Inc.*...................      142,000       4,331,000
                                                             -------------
TOTAL COMMON STOCKS
  (Cost $305,038,032).....................................     336,501,128
                                                             -------------

                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.6%
--------------------------------------------------------------------------
  Cargill, Inc.
  5.700%, 10/01/98
  (Cost $15,995,000).........................  $15,995,000      15,995,000
                                                             -------------
TOTAL INVESTMENTS -- 101.2%
  (Cost $321,033,032).....................................     352,496,128
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.2%)........................................      (4,118,432)
                                                             -------------
NET ASSETS -- 100.0%......................................   $ 348,377,696
                                                             -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                              Thomas E. Bleakley,
                           Partner, Portfolio Manager
                                Aaron M. Harris,
                               Portfolio Manager
                                John C. McCraw,
                               Portfolio Manager
                                Paul E. Cluskey,
                               Investment Analyst

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: After climbing to record highs in mid-July, a variety of factors contributed to a difficult environment for US stocks in the third-quarter including:

  - expectations for declining corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing US economy

  Unstable overseas markets impacted investor confidence in the United States. During the third-quarter downturn, small-cap stocks were vulnerable as investors preferred the liquidity and perceived safety of larger caps. The Russell 2000 Growth Index fell 33.6% between April and August.

  Expectations that earnings growth for many larger-cap stocks would slow failed to benefit small caps for most of the period. However, after trailing larger-capitalization issues for most of the period, the small-cap segment of the market outperformed in September.

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, fund returns were nearly identical to its benchmark. The fund declined 26.9% versus a 26.8% fall for the Russell 2000 Growth Index.

  PORTFOLIO SPECIFICS: Among the reasons the fund underperformed the benchmark were an overweighting in the disappointing consumer services, consumer durables and retail trade sectors as well as eroding economic conditions that impacted holdings in the financial services and energy sectors.

  Concurrently, the following factors helped returns:

  - our stock selection in the technology and commercial/industrial sectors

  - our underweighting in health technology

  MARKET OUTLOOK: The outlook for earnings growth among small-cap stocks is outstanding. In addition, valuations are attractive versus larger caps. Relative to the S&P 500, stocks in the Russell 2000 Index are more attractively valued than at any time during the past 20 years. The median earnings growth rate for the fund's holdings as of Sept. 30 was 32.6% vs. 19.2% for the Russell 2000 Growth Index.

  Further, the relative attractiveness of small-cap stocks is enhanced by their limited exposure to uncertain overseas markets as well as swollen cash levels among small-cap portfolio managers that represent significant buying power.

  Looking ahead, we believe those stocks able to deliver consistent profit growth will be recognized and rewarded in a scarce-growth environment.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE SMALL CAP GROWTH FUND ADVISORY SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                          ANNUALIZED TOTAL RETURNS
                               As of 09/30/98                        SINCE
 1 YEAR                           3 YEARS                          INCEPTION
 -26.48%                           3.88%                             7.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SMALL CAP GROWTH FUND ADVISORY SHARES     RUSSELL 2000 GROWTH INDEX
10/1/93                                  $10,000.00                   $10,000.00
12/31/93                                  $9,988.55                   $10,262.59
3/31/94                                   $9,378.52                    $9,845.06
6/30/94                                   $8,678.90                    $9,227.27
9/30/94                                   $9,593.48                   $10,087.60
12/31/94                                  $9,606.03                   $10,013.02
3/31/95                                  $10,159.76                   $10,562.09
6/30/95                                  $11,317.62                   $11,609.85
9/30/95                                  $12,700.77                   $12,930.01
12/31/95                                 $13,019.28                   $13,123.11
3/31/96                                  $14,094.27                   $13,876.94
6/30/96                                  $15,477.82                   $14,687.74
9/30/96                                  $15,885.92                   $14,562.15
12/31/96                                 $15,553.45                   $14,601.18
3/31/97                                  $13,244.03                   $13,059.68
6/30/97                                  $16,216.15                   $15,351.64
9/30/97                                  $19,369.02                   $17,948.19
12/31/97                                 $17,348.28                   $16,476.56
3/31/98                                  $19,470.08                   $18,435.00
6/30/98                                  $18,591.05                   $17,376.29
9/30/98                                  $14,239.19                   $13,491.92

This graph compares a $10,000 investment in the Small Cap Growth Fund Advisory Shares with the Russell 2000 Growth Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. The Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 8/31/95.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index generally have higher price-to-book and price-earnings ratios. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smaller securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 94.6%
----------------------------------------------------------------------------
ADVERTISING -- 1.4%
  Abacus Direct Corp.*.......................        45,700     $  2,330,700
  CMG Information Services, Inc.*............        56,600        3,013,950
  Getty Images, Inc.*........................        37,900          658,512
                                                                ------------
                                                                   6,003,162
                                                                ------------
AEROSPACE -- 0.1%
  AAR Corp...................................        11,400          223,725
                                                                ------------
AIR FREIGHT/SHIPPING -- 0.8%
  Expeditors International, Inc.*............       118,900        3,299,475
                                                                ------------
AIRLINES -- 1.4%
  Atlantic Coast Airlines Holdings*..........        76,300        1,783,512
  Mesaba Holdings, Inc.*.....................        18,600          269,700
  Midwest Express Holdings, Inc.*............        57,900        1,939,650
  Ryanair Holdings PLC -- ADR*...............        26,800          917,900
  Skywest, Inc...............................        51,600          986,850
                                                                ------------
                                                                   5,897,612
                                                                ------------
ALCOHOLIC BEVERAGES -- 0.2%
  Canandaigua Brands, Inc.*..................        22,800          900,600
                                                                ------------
APPAREL -- 0.2%
  Columbia Sportswear Co.*...................        43,600          713,950
  Cutter & Buck, Inc.*.......................         2,200           50,600
                                                                ------------
                                                                     764,550
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 0.5%
  O'Reilly Automotive, Inc.*.................        57,100        2,069,875
                                                                ------------
BIOTECHNOLOGY -- 1.5%
  Biomatrix, Inc.*...........................        71,300        2,780,700
  Coulter Pharmaceutical, Inc.*..............        53,800        1,338,275
  ICOS Corp.*................................        72,400        1,285,100
  MedImmune, Inc.*...........................        19,400        1,256,150
                                                                ------------
                                                                   6,660,225
                                                                ------------
BROADCASTING -- 1.9%
  Chancellor Media Corp......................        93,000        3,103,875
  Emmis Communications Corp. -- Cl. A*.......        63,000        2,378,250
  Saga Communications, Inc. -- Cl. A*........        69,096        1,088,262
  Scandinavian Broadcasting*.................        78,200        1,661,750
                                                                ------------
                                                                   8,232,137
                                                                ------------
BUILDING MATERIALS -- 0.1%
  Comfort Systems USA, Inc.*.................        24,900          501,112
                                                                ------------
BUILDING MATERIALS CHAINS -- 0.6%
  Eagle Hardware & Garden, Inc.*.............       102,700        2,227,306
  White Cap Industries, Inc.*................        35,700          365,925
                                                                ------------
                                                                   2,593,231
                                                                ------------
CATALOG/OUTLET STORES -- 1.5%
  CDW Computer Centers, Inc.*................        51,700        2,753,025
  Genesis Direct, Inc.*......................        44,000          148,500

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

CATALOG/OUTLET STORES (CONTINUED)

  Insight Enterprises, Inc.*.................       123,750     $  3,495,937
                                                                ------------
                                                                   6,397,462
                                                                ------------
CHEMICALS -- 0.6%
  Spartech Corp..............................        26,700          458,906
  The Scotts Co. -- Cl. A*...................        73,700        2,257,062
                                                                ------------
                                                                   2,715,968
                                                                ------------
CLOTHING CHAINS -- 2.6%
  99 Cents Only Stores*......................        76,625        3,031,477
  AnnTaylor Stores Corp.*....................        79,700        1,618,906
  Bebe Stores, Inc.*.........................        59,700          958,931
  Burlington Coat Factory Warehouse Co.......        82,700        1,219,825
  Pacific Sunwear Of California, Inc.*.......        53,475        1,189,819
  Stage Stores, Inc.*........................        78,900          961,594
  The Men's Wearhouse, Inc.*.................       140,700        2,427,075
                                                                ------------
                                                                  11,407,627
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 3.9%
  Apex PC Solutions, Inc.*...................        65,900        1,293,287
  CHS Electronics, Inc.*.....................         5,900           64,162
  Computer Horizons Corp.*...................        62,300        1,553,606
  Micron Electronics, Inc.*..................        94,000        1,645,000
  MICROS System, Inc.*.......................        49,800        1,494,000
  MMC Networks, Inc.*........................        67,700        1,108,587
  Network Appliance, Inc.*...................       132,900        6,728,062
  Optimal Robotics Corp.*....................        10,100           70,700
  QLogic Corp.*..............................        13,200          861,300
  The Reynolds & Reynolds Co. -- Cl. A*......        14,800          263,625
  Visual Networks*...........................        11,100          302,475
  Xircom, Inc.*..............................        60,900        1,492,050
                                                                ------------
                                                                  16,876,854
                                                                ------------
CONTRACT DRILLING -- 0.0%
  Unit Corp.*................................        34,300          167,212
                                                                ------------
DEPARTMENT/DISCOUNT STORES -- 0.6%
  Ames Department Stores, Inc.*..............       124,000        1,573,250
  The Elder-Beerman Stores Corp.*............        57,100          992,112
                                                                ------------
                                                                   2,565,362
                                                                ------------
DRUGS/PHARMACEUTICALS -- 3.8%
  Boron LePore & Associates, Inc.*...........        97,200        3,681,450
  Inhale Therapeutic Systems*................        65,900        1,845,200
  NBTY, Inc.*................................       189,900        1,495,462
  PAREXEL International Corp.*...............        52,600        2,051,400
  SangStat Medical Corp.*....................        32,200          684,250
  Sepracor, Inc.*............................        95,500        6,279,125
  Zonagen, Inc.*.............................        14,000          217,000
                                                                ------------
                                                                  16,253,887
                                                                ------------
ELECTRONIC DATA PROCESSING -- 0.7%
  Deltek Systems, Inc.*......................        27,400          505,187
  E*Trade Group, Inc.*.......................        49,700          928,769
  Factset Research Systems, Inc.*............        14,400          456,300
  Transaction Network Services, Inc.*........        19,000          484,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
ELECTRONIC DATA PROCESSING (CONTINUED)

  TSI International Software, Ltd.*..........        14,000     $    484,750
                                                                ------------
                                                                   2,859,506
                                                                ------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 0.3%
  Triumph Group, Inc.*.......................        38,700        1,151,325
                                                                ------------
ELECTRONICS/MUSIC CHAINS -- 0.9%
  Musicland Stores Corp.*....................        75,400          933,075
  Trans World Entertainment Corp.*...........       173,700        3,170,025
                                                                ------------
                                                                   4,103,100
                                                                ------------
ENTERTAINMENT -- 1.6%
  American Classic Voyages Co.*..............        50,200          740,450
  Championship Auto Racing Teams, Inc.*......        17,000          415,437
  Cinar Films, Inc.*.........................        49,600          889,700
  Family Golf Centers, Inc.*.................        93,000        1,650,750
  SFX Entertainment, Inc.*...................       105,400        3,280,575
                                                                ------------
                                                                   6,976,912
                                                                ------------
ENVIRONMENTAL SERVICES -- 2.3%
  American Disposal Services, Inc.*..........        46,500        1,810,594
  Casella Waste System, Inc.*................        69,000        2,346,000
  Eastern Environmental Service, Inc.*.......       101,800        3,079,450
  Superior Services, Inc.*...................        71,300        2,009,769
  Tetra Tech, Inc.*..........................        30,156          678,510
                                                                ------------
                                                                   9,924,323
                                                                ------------
FINANCE COMPANIES -- 0.1%
  American Captial Strategies, Ltd...........        33,900          548,756
  Rock Financial Corp.*......................        10,000           68,750
                                                                ------------
                                                                     617,506
                                                                ------------
FOOD CHAINS -- 0.3%
  Wild Oats Markets, Inc.*...................        50,300        1,364,387
                                                                ------------
GROCERY PRODUCTS -- 0.4%
  Michael Foods, Inc.*.......................        49,500        1,175,625
  Omega Protein Corp.*.......................        47,000          261,437
  The Hain Food Group, Inc.*.................        31,000          465,000
                                                                ------------
                                                                   1,902,062
                                                                ------------
HOME BUILDING -- 1.3%
  American Homestar Corp.*...................        60,900        1,339,800
  Crossmann Communities, Inc.*...............        35,400          712,425
  M D C Holdings, Inc.*......................        41,400          763,312
  M/I Schottenstein Homes, Inc.*.............        46,700          863,950
  The Ryland Group, Inc......................        83,900        2,045,062
                                                                ------------
                                                                   5,724,549
                                                                ------------
HOME FURNISHINGS -- 0.2%
  Restoration Hardware, Inc..................        27,900          575,437
  Windmere-Durable Holdings, Inc.............        48,600          273,375
                                                                ------------
                                                                     848,812
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
HOSPITALS -- 0.3%
  Province Health Care Co.*..................        40,500     $  1,379,531
                                                                ------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 1.3%
  Dycom Industries, Inc.*....................        75,600        2,353,050
  Exodus Communication, Inc.*................        58,700        1,430,812
  Modtech, Inc.*.............................        52,700          922,250
  Standard-Pacific Corp......................        66,900          944,962
                                                                ------------
                                                                   5,651,074
                                                                ------------
INVESTMENT COMPANIES -- 1.1%
  Affiliated Managers Group*.................        28,200          507,600
  Ameritrade Holding Corp.*..................       162,000        2,916,000
  SEI Investments Co.*.......................        16,600        1,153,700
                                                                ------------
                                                                   4,577,300
                                                                ------------
LIFE INSURERS -- 0.1%
  ARM Financial Group, Inc.*.................        20,700          367,425
                                                                ------------
LODGING -- 0.3%
  Cavanaughs Hospitality Corp................         4,000           31,750
  Meristar Hospitality Corp.*................        67,175        1,146,173
                                                                ------------
                                                                   1,177,923
                                                                ------------
MACHINERY/EQUIPMENT -- 1.7%
  Kuhlman Corp.*.............................        60,700        1,968,956
  MotivePower Industries, Inc.*..............        98,377        2,299,562
  OmniQuip International, Inc................        36,300          340,312
  Terex Corp.*...............................        91,100        1,360,806
  Varlen Corp................................        53,750        1,505,000
                                                                ------------
                                                                   7,474,636
                                                                ------------
MEDICAL SPECIALTIES -- 0.3%
  Hanger Orthopedic Group, Inc.*.............        31,600          588,550
  Osteotech, Inc.*...........................        27,600          731,400
                                                                ------------
                                                                   1,319,950
                                                                ------------
MEDICAL SUPPLIES -- 2.7%
  MiniMed, Inc.*.............................        31,600        2,085,600
  Molecular Devices Corp.*...................        59,800        1,024,075
  Ocular Sciences, Inc.*.....................        46,100          968,100
  Sabratek Corp.*............................        76,600        1,733,075
  Safeskin Corp.*............................        80,000        2,525,000
  Serologicals Corp.*........................        44,175        1,109,897
  VISX, Inc..................................        26,200        1,755,400
  Young Innovations, Inc.*...................        38,700          541,800
                                                                ------------
                                                                  11,742,947
                                                                ------------
MEDICAL/NURSING/HEALTH SERVICES -- 0.9%
  ABR Information Services, Inc..............        10,800          147,825
  Assisted Living Concepts, Inc.*............        43,800          621,412
  Carematrix Corp.*..........................        28,300          643,825
  Dental Care Alliance, Inc.*................        25,100          254,137
  Diagnostic Health Services, Inc.*..........        33,100          146,881
  Hooper Holmes, Inc.........................        32,500          647,969
  Sunrise Assisted Living, Inc.*.............        37,700        1,293,581
                                                                ------------
                                                                   3,755,630
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

METALS -- 0.9%
  Mueller Industries, Inc.*..................       154,600     $  3,932,637
                                                                ------------
MILITARY/DEFENSE TECHNOLOGY -- 0.0%
  Aeroflex, Inc.*............................        20,300          200,462
                                                                ------------
MULTI-LINE INSURERS -- 0.2%
  Delphi Financial Group, Inc.*..............        26,981        1,062,377
                                                                ------------
OIL REFINING/MARKETING -- 0.1%
  Tesoro Petroleum Corp.*....................        27,900          364,444
                                                                ------------
OIL/GAS PRODUCTION -- 0.3%
  Harken Energy Corp.*.......................       175,700          603,969
  Petsec Energy, Ltd. -- ADR*................        83,800          489,706
                                                                ------------
                                                                   1,093,675
                                                                ------------
OILFIELD SERVICES/EQUIPMENT -- 1.2%
  Cal Dive International, Inc.*..............        47,800          860,400
  Dril-Quip, Inc.*...........................        21,200          371,000
  Global Industries, Ltd.*...................        67,900          785,094
  Pride International, Inc.*.................       106,100          848,800
  Seitel, Inc................................         8,400           90,825
  Tuboscope, Inc.*...........................       198,400        2,306,400
                                                                ------------
                                                                   5,262,519
                                                                ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 11.9%
  Affiliated Computer Services*..............        90,100        2,748,050
  Cognizant Technology Solutions Corp.*......        50,000          775,000
  Computer Task Group, Inc...................        72,500        2,125,156
  Cotelligent, Inc.*.........................        15,000          263,437
  Data Processing Resources Corp.*...........        71,100        2,079,675
  Diamond Technology Partners, Inc.*.........        32,200          531,300
  Ecsoft Group PLC*..........................         8,500          175,312
  First Consulting Group*....................         8,000          137,000
  Forrester Research, Inc.*..................        57,100        2,084,150
  G&K Services, Inc.*........................        22,950        1,075,781
  Host Marriott Services Corp.*..............        46,800          427,050
  Information Management Resources, Inc.*....        94,400        2,336,400
  International Integration, Inc.*...........        11,300          176,562
  International Telecommunication Data
    Systems, Inc.*...........................       107,400        3,114,600
  Kellstrom Industries, Inc.*................        52,300          725,663
  Lason, Inc.*...............................        61,700        3,162,125
  Metro Information Services*................        43,700        1,392,938
  NCO Group, Inc.*...........................        52,350        1,455,984
  NOVA Corp.*................................        96,810        2,970,865
  NovaCare Employee Services, Inc.*..........        80,000          240,000
  On Assignment, Inc.*.......................        63,200        2,338,400
  Personnel Group Of America, Inc.*..........        15,800          194,538
  Pilot Network Services, Inc.*..............        20,000          132,500
  Preview Travel, Inc.*......................        39,400          719,050
  ProBusiness Services, Inc.*................        13,700          465,800
  Provant, Inc.*.............................        15,000          223,125
  RemedyTemp, Inc.*..........................        24,300          516,375
  Romac International, Inc.*.................       171,800        3,092,400
  RWD Technologies, Inc.*....................        23,600          531,000
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

OTHER COMMERCIAL/INDUSTRIAL SERVICES (CONTINUED)

  S.O.S. Staffing Services, Inc.*............        40,100     $    586,463
  SM & A Corp.*..............................        34,600          596,850
  SPR, Inc.*.................................        60,600        1,393,800
  Staff Leasing, Inc.*.......................        42,200          743,775
  Staffmark, Inc.*...........................        33,400          609,550
  Steiner Leisure, Ltd.......................        12,150          189,844
  Technology Solutions Co.*..................       121,750        1,369,688
  The Metzler Group, Inc.*...................       116,250        3,981,563
  United Road Services, Inc.*................        41,500          495,406
  Whittman-Hart, Inc.*.......................       273,800        5,031,075
                                                                ------------
                                                                  51,208,250
                                                                ------------
OTHER CONSUMER DURABLES -- 0.7%
  Action Performance Companies, Inc.*........        85,900        2,319,300
  Movado Group, Inc..........................        36,212          760,452
                                                                ------------
                                                                   3,079,752
                                                                ------------
OTHER CONSUMER NON-DURABLES -- 0.3%
  Helen Of Troy, Ltd.*.......................        75,200        1,457,000
                                                                ------------
OTHER CONSUMER SERVICES -- 0.4%
  Career Education Corp.*....................         4,000           87,500
  Equity Corp. International*................        22,800          513,000
  Global Vacation Group, Inc.*...............        20,000          143,750
  Strayer Education, Inc.....................        27,650          722,356
  Travel Services International, Inc.*.......        30,000          406,875
                                                                ------------
                                                                   1,873,481
                                                                ------------
OTHER FINANCIAL SERVICES -- 0.8%
  Franchise Mortgage Acceptance Co.*.........        70,000          463,750
  Healthcare Financial Partners, Inc.*.......        75,200        3,158,400
                                                                ------------
                                                                   3,622,150
                                                                ------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 1.4%
  Advance Paradigm Inc.*.....................        40,700        1,231,175
  ICON, PLC -- ADR*..........................        18,000          587,250
  Kendle International, Inc.*................        40,000        1,310,000
  MedQuist, Inc.*............................        87,600        2,770,350
                                                                ------------
                                                                   5,898,775
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.1%
  BE Aerospace, Inc.*........................        44,600          981,200
  CompX International, Inc.*.................        31,100          536,475
  Encore Wire Corp.*.........................        83,850          775,613
  Interface, Inc.............................       100,600        1,207,200
  SLI, Inc.*.................................        93,750        1,447,266
                                                                ------------
                                                                   4,947,754
                                                                ------------
OTHER RETAIL TRADE -- 0.6%
  Cyberian Outpost, Inc.*....................        19,400          202,488
  Fred's, Inc................................        34,500          457,125
  Renters Choice, Inc.*......................        67,100        1,778,150
                                                                ------------
                                                                   2,437,763
                                                                ------------
OTHER TECHNOLOGY -- 1.3%
  Complete Business Solutions, Inc.*.........        43,600        1,253,500
  Jack Henry & Associates, Inc...............        88,650        4,233,038

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
OTHER TECHNOLOGY (CONTINUED)

  Pegasus Systems, Inc.*.....................        21,200     $    271,625
                                                                ------------
                                                                   5,758,163
                                                                ------------
OTHER TRANSPORTATION -- 0.3%
  Coach USA, Inc.*...........................        47,400        1,170,188
                                                                ------------
PRINTING/FORMS -- 1.4%
  Applied Graphics Technologies*.............        56,800          710,000
  Consolidated Graphics, Inc.*...............        95,400        3,625,200
  Mail-Well, Inc.*...........................       197,800        1,693,663
                                                                ------------
                                                                   6,028,863
                                                                ------------
REAL ESTATE BROKERS/SERVICES -- 0.4%
  LaSalle Partners, Inc.*....................        57,600        1,882,800
                                                                ------------
RECREATION PRODUCTS -- 0.3%
  National R.V. Holdings, Inc.*..............        23,050          484,050
  The North Face, Inc.*......................        60,600          787,800
                                                                ------------
                                                                   1,271,850
                                                                ------------
RECREATIONAL CENTERS -- 0.5%
  Bally Total Fitness Holding Corp.*.........       113,100        1,965,113
                                                                ------------
REGIONAL BANKS -- 1.0%
  Peoples Heritage Financial Group, Inc......        72,100        1,293,294
  Provident Bankshares Corp..................       126,675        3,214,378
                                                                ------------
                                                                   4,507,672
                                                                ------------
REITS -- 1.7%
  Golf Trust Of America, Inc.................        48,600        1,445,850
  Health Care REIT, Inc......................        43,500        1,158,188
  Kilroy Realty Corp.*.......................       107,825        2,479,975
  MeriStar Hotels & Resorts, Inc.*...........        36,750          101,062
  Storage USA, Inc...........................        34,700        1,201,488
  Walden Residential Properties, Inc.........        43,600        1,002,800
                                                                ------------
                                                                   7,389,363
                                                                ------------
RENTAL/LEASING COMPANIES -- 0.1%
  Linc Capital, Inc.*........................        15,000          144,375
  National Equipment Services, Inc.*.........        25,000          153,125
  T & W Financial Corp.*.....................        10,800          157,275
                                                                ------------
                                                                     454,775
                                                                ------------
RESTAURANTS -- 1.7%
  Buffets, Inc...............................        91,400          988,263
  CKE Restaurants, Inc.*.....................        72,315        2,151,371
  Dave & Busters, Inc.*......................        57,700          858,288
  Foodmaker, Inc.*...........................        66,800        1,047,925
  Sonic Corp.*...............................       131,250        2,296,875
                                                                ------------
                                                                   7,342,722
                                                                ------------
SAVINGS & LOANS ASSOCIATIONS -- 0.4%
  First Washington Bancorp, Inc.*............        33,550          759,069
  MAF Bancorp, Inc...........................        45,825        1,076,888
                                                                ------------
                                                                   1,835,957
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 3.0%
  Applied Micro Circuits Corp.*..............        37,404     $    556,385
  C&D Technologies, Inc......................        37,600          897,700
  MIPS Technologies, Inc.*...................        39,900          793,013
  Moog, Inc.*................................        24,700          714,756
  Rambus, Inc.*..............................        48,700        3,116,800
  SIPEX Corp.*...............................        45,900        1,164,713
  Smart Modular Technologies, Inc.*..........       101,200        2,080,925
  Transwitch Corp.*..........................        39,200          585,550
  Uniphase Corp.*............................        78,500        3,218,500
                                                                ------------
                                                                  13,128,342
                                                                ------------
SOAPS COSMETICS -- 0.1%
  Chattem, Inc.*.............................        19,000          518,938
                                                                ------------
SOFTWARE -- 14.0%
  Advantage LearningSystems, Inc.*...........        35,100        1,333,800
  Aspen Technology, Inc.*....................        41,800        1,118,150
  AXENT Technologies, Inc.*..................        87,200        1,624,100
  Business Objects S.A. -- ADR*..............        80,400        1,005,000
  CNET, Inc.*................................        57,000        2,607,750
  Concord Communications, Inc.*..............        61,500        2,444,625
  Datastream Systems, Inc.*..................        60,000        1,046,250
  Documentum, Inc.*..........................        21,100          836,088
  DSET Corp.*................................         4,000           34,000
  Engineering Animation, Inc.*...............        75,650        3,612,288
  Excite, Inc.*..............................        49,000        1,999,813
  Geotel Communications Corp.*...............       194,200        5,219,125
  Infinium Software, Inc.....................        69,700          653,438
  InterVU, Inc.*.............................        10,000           90,000
  Legato Systems, Inc.*......................        92,500        4,752,188
  Lycos, Inc.*...............................       170,800        5,775,175
  MEMCO Software, Ltd.*......................        42,300          592,200
  Mercury Interactive Corp.*.................       109,200        4,333,875
  Micromuse, Inc.............................        20,000          357,500
  MindSpring Enterprises*....................        15,600          647,400
  Netscape Communications Corp.*.............        63,600        1,391,250
  New Era Of Networks, Inc.*.................        65,400        2,665,050
  Peregrine Systems, Inc.*...................        76,600        3,083,150
  Software Systems, Inc. A.G.*...............        82,000        1,394,000
  SportsLine USA, Inc........................        19,500          340,031
  Summit Design, Inc.*.......................        55,400          394,725
  Verio, Inc.*...............................        25,000          618,750
  VERITAS Software Corp.*....................       122,525        6,769,506
  Visio Corp.*...............................       137,300        3,303,781
                                                                ------------
                                                                  60,043,008
                                                                ------------
SPECIALTY CHAINS -- 2.6%
  Guitar Center, Inc.*.......................        36,100          676,875
  Hollywood Entertainment Corp.*.............       200,100        2,726,363
  Linens N' Things, Inc.*....................        68,100        1,872,750
  Marks Brothers Jewelers, Inc.*.............        30,900          413,288
  Micro Warehouse, Inc.*.....................       196,500        2,959,781
  Party City Corp.*..........................        44,350          582,094
  Rental Services Corp.*.....................        71,200        1,281,600
  Sonic Automotive, Inc.*....................        20,700          410,119

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
SPECIALTY CHAINS (CONTINUED)

  Sunglass Hut International, Inc.*..........        75,700     $    435,275
                                                                ------------
                                                                  11,358,145
                                                                ------------
SPECIALTY INSURERS -- 0.6%
  Century Business Services, Inc.*...........       125,200        2,550,950
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 5.0%
  AVT Corp.*.................................        96,400        2,181,050
  Carrier Access Corp.*......................        23,700          423,638
  Com21, Inc.*...............................        30,200          539,825
  Comverse Technology, Inc.*.................        24,400          997,350
  Gilat Satellite Networks, Ltd.*............        43,300        1,948,500
  GST Telecommunications, Inc.*..............        99,100          619,375
  International Network Services*............        75,200        3,120,800
  L-3 Communications Holdings*...............        32,200        1,277,938
  Metromedia Fiber Network, Inc.*............        67,600        2,213,900
  Quanta Services, Inc.*.....................        39,100          481,419
  Stanford Telecommunications, Inc.*.........        47,300          437,525
  Superior Telecom, Inc......................        67,775        3,278,616
  Tekelec*...................................       174,500        2,661,125
  World Access, Inc.*........................        81,100        1,642,275
                                                                ------------
                                                                  21,823,336
                                                                ------------
TELECOMMUNICATIONS SERVICES -- 0.7%
  IDT Corp.*.................................       105,100        2,417,300
  SCC Communications Corp....................        17,600           52,800
  US LEC Corp.*..............................        39,600          509,850
                                                                ------------
                                                                   2,979,950
                                                                ------------
TEXTILES -- 0.4%
  Novel Denim Holdings, Ltd.*................        45,200          531,100
  Pillowtex Corp.............................        48,200        1,415,875
                                                                ------------
                                                                   1,946,975
                                                                ------------
TRUCKING -- 0.4%
  Jevic Transportation, Inc.*................        10,500           74,813
  Johnstown America Industries, Inc.*........        74,400        1,060,200
  Knight Transportation, Inc.*...............        16,350          275,906
  Swift Transportation Co., Inc.*............        29,800          517,775
                                                                ------------
                                                                   1,928,694
                                                                ------------
WHOLESALE DISTRIBUTION -- 0.3%
  Anicom, Inc.*..............................        85,800          579,150
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

WHOLESALE DISTRIBUTION (CONTINUED)

  Aviall, Inc.*..............................        83,800     $    874,664
                                                                ------------
                                                                   1,453,814
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $360,715,991)......................................      410,229,631
                                                                ------------

                                                   NUMBER OF
                                                   WARRANTS
-------------------------------------------------------------------------------
WARRANTS -- 0.0%
-------------------------------------------------------------------------------
  Iwerks Entertainment 07/99*
    (Cost $0)................................           2,787                 0
                                                                   ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.1%
-------------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98.........................     $ 2,558,000         2,558,000
  Central Illinois Public
    5.78%, 10/01/98..........................       6,413,000         6,413,000
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $8,971,000)..........................................         8,971,000
                                                                   ------------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.6%
-------------------------------------------------------------------------------
  J.P. Morgan & Co., Inc. $15,613,000 at
    5.50%, (Agreement dated 9/30/98; to be
    repurchased at $15,615,385 on 10/01/98;
    collaterlized by $14,850,000 FNMA Notes,
    5.75% due 06/15/05 (Value $16,176,708))
    (Cost $15,613,000).......................      15,613,000        15,613,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.3%
  (Cost $385,299,991)........................................       434,813,631
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)..............        (1,414,365)
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $433,399,266
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MINI CAP GROWTH FUND
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                              Thomas E. Bleakley,
                           Partner, Portfolio Manager
                                Aaron M. Harris,
                               Portfolio Manager
                                John C. McCraw,
                               Portfolio Manager
                                Paul E. Cluskey,
                               Investment Analyst

  GOAL: The Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with market capitalizations corresponding to the bottom 5% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: After climbing to record highs in mid-July, a variety of factors contributed to a difficult environment for US stocks in the third quarter including:

  - expectations for declining corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing US economy

  Unstable overseas markets impacted investor confidence in the United States. During the third-quarter downturn, mini-cap stocks were vulnerable as investors preferred the liquidity and perceived safety of larger caps. The smaller-cap Russell 2000 Growth Index fell 33.6% between April and August.

  After trailing larger-capitalization issues for most of the period, the mini-cap segment enjoyed a period of outperformance in September. This was attributed to:

  - compelling valuations relative to large caps

  - recognition of superior earnings growth rates versus large caps

  - mini caps' limited exposure to volatile international markets

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the fund and the Russell 2000 Growth Index declined 27.6% and 26.8%, respectively.

  PORTFOLIO SPECIFICS: During the six-month period, exposure to the disappointing consumer services, financial services and technology sectors hurt performance relative to the Index. At the same time, as a result of our stock selection in the consumer durables and commercial/industrial sectors, negative returns were minimized relative to the Index.

  Despite a volatile market, we continued to uncover companies adapting successfully to a changing economic environment and delivering exceptional earnings growth. One example was Chico's FAS Inc. The firm designs and sells its own adult line of clothing for women. Chico's boutiques target middle-to high-income women in the 35 to 60 age group. It operates more than 150 stores in 35 states and Washington, DC.

  MARKET OUTLOOK: We remain optimistic about the prospects for mini-cap stocks as they continue to offer a source of attractive investment opportunities.As of Sept. 30, the median earnings growth rate for fund holdings was 35.1% versus 17.8% for the Russell 2000 Growth Index. Going forward, we believe those stocks able to deliver consistent profit growth will be recognized and rewarded in a scarce-growth environment.

--------------------------------------------------------------------------------

MINI CAP GROWTH FUND
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE MINI CAP GROWTH FUND WITH THE RUSSELL 2000 GROWTH INDEX.

                          ANNUALIZED TOTAL RETURNS
                               As of 09/30/98                       SINCE
  1 YEAR                          3 YEARS                         INCEPTION
 -22.92%                           13.50%                           15.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                MINI CAP GROWTH
           FUND INSTITUTIONAL SHARES   RUSSELL 2000 GROWTH INDEX
7/12/95                   $10,000.00                   $10,000.00
9/95                      $11,024.00                   $10,729.62
12/95                     $11,480.00                   $10,889.86
3/96                      $12,680.00                   $11,515.40
6/96                      $14,864.00                   $12,188.22
9/96                      $14,384.00                   $12,084.01
12/96                     $14,778.33                   $12,116.39
3/97                      $13,174.86                   $10,837.22
6/97                      $16,356.99                   $12,739.14
9/97                      $20,911.16                   $14,893.82
12/97                     $19,239.91                   $13,672.62
3/98                      $22,251.14                   $15,297.78
6/98                      $21,682.65                   $14,419.24
9/30/98                   $16,117.63                   $11,195.80

This graph compares a $10,000 investment in the Mini Cap Growth Fund with the Russell 2000 Growth Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell 2000 Growth Index is an unmanaged index containing those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index generally have higher price-to-book and price-earnings ratios. The Russell 2000 Index is an unmanaged index and is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 95.2%
----------------------------------------------------------------------------
AIRLINES -- 3.0%
  Atlantic Coast Airlines Holdings*..........        42,800     $  1,000,450
  Mesaba Holdings, Inc.*.....................        40,000          580,000
                                                                ------------
                                                                   1,580,450
                                                                ------------
ALCOHOLIC BEVERAGES -- 0.7%
  Boston Beer Co.............................        50,800          368,300
                                                                ------------
APPAREL -- 4.7%
  Ashworth, Inc.*............................        35,100          236,925
  Columbia Sportswear Co.*...................        15,500          253,812
  Cutter & Buck, Inc.*.......................        35,800          823,400
  Maxwell Shoe Co., Inc.*....................        19,000          225,625
  Quiksilver, Inc.*..........................        26,600          483,787
  Tropical Sportswear International*.........        24,900          463,762
                                                                ------------
                                                                   2,487,311
                                                                ------------
BROADCASTING -- 0.3%
  VDI Media*.................................        18,900          167,737
                                                                ------------
BUILDING MATERIALS CHAINS -- 1.1%
  Tractor Supply Co.*........................        24,900          491,775
  White Cap Industries, Inc.*................         9,700           99,425
                                                                ------------
                                                                     591,200
                                                                ------------
CATALOG/OUTLET STORES -- 0.8%
  DM Management Co.*.........................        53,400          430,537
                                                                ------------

CHEMICALS -- 0.9%
  Eco Soil Systems, Inc.*....................        75,300          475,331
                                                                ------------
CLOTHING CHAINS -- 1.9%
  Catherines Stores Corp.*...................        35,400          274,350
  Chico's Fas, Inc.*.........................        45,300          730,462
                                                                ------------
                                                                   1,004,812
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 4.2%
  Apex PC Solutions, Inc.*...................        20,700          406,237
  Cybex Computer Products Corp.*.............        23,900          600,487
  Extended Systems, Inc.*....................        13,900           92,087
  Fundtech, Ltd.*............................        17,200          184,900
  Optimal Robotics Corp.*....................        32,400          226,800
  QLogic Corp.*..............................         7,500          489,375
  TAVA Technologies, Inc.*...................        42,100          192,081
                                                                ------------
                                                                   2,191,967
                                                                ------------
CONTRACT DRILLING -- 0.5%
  Unit Corp.*................................        53,100          258,862
                                                                ------------
DRUGS/PHARMACEUTICALS -- 0.1%
  CombiChem, Inc.*...........................         9,400           37,600
                                                                ------------
ELECTRONIC DATA PROCESSING 1.3%
  Transaction Network Services, Inc..........        26,600          678,300
                                                                ------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

ELECTRONIC INSTRUMENTS -- 0.7%
  OYO Geospace Corp.*........................        23,800     $    374,850
                                                                ------------

ELECTRONICS MUSIC CHAINS -- 2.6%
  Musicland Stores Corp.*....................        61,500          761,062
  Trans World Entertainment Corp.*...........        34,200          624,150
                                                                ------------
                                                                   1,385,212
                                                                ------------
ENTERTAINMENT -- 0.9%
  Cinar Films, Inc.*.........................        25,600          459,200
                                                                ------------

ENVIRONMENTAL SERVICES -- 2.4%
  Casella Waste System, Inc.*................         8,500          289,000
  KTI, Inc.*.................................        43,100          786,575
  Waste Connections, Inc.*...................        10,000          197,500
                                                                ------------
                                                                   1,273,075
                                                                ------------
GROCERY PRODUCTS -- 1.2%
  Hain Food Group, Inc.......................        23,600          354,000
  Horizon Organic Holding Corp...............        17,200          262,300
                                                                ------------
                                                                     616,300
                                                                ------------
HOME FURNISHINGS -- 2.6%
  American Woodmark Corp.....................        18,800          477,050
  Craftmade International, Inc...............        22,600          340,412
  Winsloew Furniture, Inc.*..................        28,800          547,200
                                                                ------------
                                                                   1,364,662
                                                                ------------
HOMEBUILDING -- 1.1%
  Engle Homes, Inc...........................        21,300          302,859
  M/I Schottenstein Homes, Inc...............        15,200          281,200
                                                                ------------
                                                                     584,059
                                                                ------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 0.8%
  GP Strategies Corp.*.......................        39,900          399,000
                                                                ------------

MEDICAL SPECIALTIES -- 3.4%
  Hanger Orthopedic Group, Inc.*.............        52,700          981,538
  Osteotech, Inc.*...........................        31,000          821,500
                                                                ------------
                                                                   1,803,038
                                                                ------------
MEDICAL SUPPLIES -- 1.2%
  Xomed Surgical Products, Inc.*.............        15,500          637,438
                                                                ------------

MEDICAL/NURSING/HEALTH SERVICES -- 1.3%
  Diagnostic Health Services, Inc.*..........        41,900          185,931
  Hooper Holmes, Inc.........................        26,200          522,363
                                                                ------------
                                                                     708,294
                                                                ------------
MILITARY/DEFENSE TECHNOLOGY -- 0.9%
  Aeroflex, Inc.*............................        46,400          458,200
                                                                ------------

OIL/GAS PRODUCTION 0.9%
  Basin Exploration, Inc.*...................        27,300          452,156
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

OTHER COMMERCIAL/INDUSTRIAL SERVICES 16.0%
  Automobile Protection Corp.*...............        62,100     $    438,581
  D A Consulting Group, Inc.*................        16,700          254,675
  Data Processing Resources Corp.*...........        28,200          824,850
  Ecsoft Group PLC*..........................        30,700          633,188
  Headway Corporate Resourses, Inc.*.........        38,000          190,000
  Healthworld Corp.*.........................        21,900          339,450
  Kellstrom Industries, Inc..................        37,100          514,763
  Kroll O'Gara Co............................        26,200          612,425
  Lamalie Associates, Inc.*..................        43,200          253,800
  NCO Group, Inc.*...........................        39,750        1,105,547
  Preview Travel, Inc.*......................        18,900          344,925
  RemedyTemp, Inc.*..........................        29,700          631,125
  S.O.S. Staffing Services, Inc..............        62,800          918,450
  SPR, Inc.*.................................        34,050          783,150
  Tier Technologies, Inc. Cl. B*.............        35,500          585,750
                                                                ------------
                                                                   8,430,679
                                                                ------------
OTHER CONSUMER DURABLES -- 1.7%
  Movado Group, Inc..........................        42,825          899,325
                                                                ------------
OTHER CONSUMER SERVICES -- 1.6%
  Bright Horizons Family Solutions, Inc.*....        17,138          364,183
  Children's Comprehensive Services, Inc.*...        23,000          227,125
  Zomax Optical Media, Inc...................        22,500          257,344
                                                                ------------
                                                                     848,652
                                                                ------------
OTHER FINANCIAL SERVICES -- 1.1%
  Gilman & Ciocia, Inc.*.....................        27,500          172,734
  Healthcare Financial Partners, Inc.*.......        10,100          424,200
                                                                ------------
                                                                     596,934
                                                                ------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 3.3%
  Balanced Care Corp.........................        14,100           86,363
  Heska Corp.*...............................        37,900          213,188
  ICON, PLC -- ADR*..........................         8,500          277,313
  MedQuist, Inc.*............................        21,200          670,450
  OrthAlliance, Inc.*........................        28,800          234,000
  Sterigenics International, Inc.*...........        11,700          255,938
                                                                ------------
                                                                   1,737,252
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.2%
  American Bank Note Holographics, Inc.......        25,700          202,388
  Denali, Inc.*..............................        33,800          456,300
                                                                ------------
                                                                     658,688
                                                                ------------
OTHER RETAIL TRADE -- 1.5%
  Blue Rhino Corp.*..........................        24,900          252,113
  Fred's, Inc................................        38,875          515,094
                                                                ------------
                                                                     767,207
                                                                ------------
OTHER TECHNOLOGY -- 2.1%
  Macrovision Corp.*.........................        38,600        1,129,050
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

PUBLISHING -- 0.3%
  On Health Network Co.*.....................        37,400     $    144,925
                                                                ------------

RECREATION PRODUCTS/SERVICES -- 2.9%
  Monaco Coach Corp.*........................        29,700          749,925
  The First Years, Inc.......................        30,600          436,050
  Travis Boats & Motors, Inc.*...............        22,200          344,100
                                                                ------------
                                                                   1,530,075
                                                                ------------
REGIONAL/COMMERCIAL BANKS -- 1.3%
  Sterling Bancorp...........................        33,000          664,125
                                                                ------------

RENTAL/LEASING -- 2.9%
  Rent-Way, Inc.*............................        49,600        1,221,400
  T & W Financial Corp.*.....................        22,500          327,656
                                                                ------------
                                                                   1,549,056
                                                                ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.7%
  Netbank, Inc.*.............................        18,300          347,700
                                                                ------------

SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 0.2%
  Transwitch Corp.*..........................         8,500          126,969
                                                                ------------

SOAPS/COSMETICS -- 1.2%
  Chattem, Inc.*.............................        20,000          546,250
  Styling Technology Corp.*..................         5,300           98,050
                                                                ------------
                                                                     644,300
                                                                ------------
SOFTWARE -- 10.2%
  Actuate Software Corp.*....................         9,300           98,813
  Best Software, Inc.*.......................        41,600          998,400
  Brio Technology, Inc.*.....................        36,100          361,000
  Catalyst International, Inc.*..............        42,000          273,000
  Information Advantage, Inc.*...............        28,100          129,963
  Information Management Associates, Inc.*...        47,400          349,575
  Intelligroup, Inc.*........................        24,900          423,300
  InterVU, Inc.*.............................        13,900          125,100
  Peerless Systems Corp.*....................         6,700           24,916
  Segue Software, Inc.*......................        32,800          541,200
  Spyglass, Inc.*............................        24,900          317,475
  SS&C Technologies, Inc.*...................        48,000          588,000
  Symix Systems, Inc.*.......................        36,300          662,475
  Timberline Software Corp...................        24,800          471,200
                                                                ------------
                                                                   5,364,417
                                                                ------------
SPECIALTY CHAINS -- 2.2%
  Party City Corp.*..........................        14,350          188,344
  Shoe Carnival, Inc.*.......................        23,900          221,075
  Sonic Automotive, Inc.*....................        36,900          731,081
                                                                ------------
                                                                   1,140,500
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 4.0%
  AVT Corp.*.................................        62,200        1,407,275
  Com21, Inc.*...............................        14,800          264,550

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

  Ortel Corp.*...............................        25,800     $    412,800
                                                                ------------
                                                                   2,084,625
                                                                ------------
TRUCKING -- 0.6%
  Johnstown America Industries, Inc.*........        24,000          342,000
                                                                ------------

WHOLESALE DISTRIBUTION -- 0.7%
  Anicom, Inc.*..............................        57,700          389,475
                                                                ------------
TOTAL COMMON STOCKS
  ($47,807,769)............................................       50,183,845
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.5%
-------------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98
    (Cost $1,851,000)........................     $ 1,851,000         1,851,000
                                                                   ------------

TOTAL INVESTMENTS -- 98.7%
  (Cost $49,658,769).........................................        52,034,845
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%................           673,454
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 52,708,299
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

BALANCED GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                               Fred S. Robertson,
                Partner, Chief Investment Officer, Fixed Income
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                                 John J. Kane,
                           Partner, Portfolio Manager
                                 Susan Malone,
                               Portfolio Manager

  GOAL: The Balanced Growth Fund seeks to provide capital appreciation and current income by investing approximately 60% of total assets in equity securities of primarily US companies and 40% of total assets in debt securities issued by US corporations, the US Government and its agencies.

  MARKET OVERVIEW: The US bond and equity markets delivered diverse returns in the period. For bonds, conflicting economic signals held yields in a tight range, especially in the second quarter.

  During August, however, the environment changed significantly. The Russian currency crisis and concerns that devaluations and defaults would spread prompted investors worldwide to seek safety. US Treasury bonds were the primary beneficiaries. Other sectors of the fixed income market such as high-quality, AAA-rated corporates and mortgage-backed securities were overlooked and underperformed Treasuries.

  Among equities, after climbing to record highs in mid-July, the US stock market witnessed its most difficult period in eight years during the third quarter. Declines were widespread amid a variety of investor concerns including:

  - expectations for weaker corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing US economy

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the fund declined 1.6% versus a 1.0% decline for a balanced index comprised of 60% of the S&P 500 Index and 40% of the Lehman Government/Corporate Index.

  PORTFOLIO SPECIFICS: Among positive factors contributing to the fund's performance were our stock selection in the technology, utilities and health technology sectors and our overweighting in the utilities sector. Among the factors negatively impacting returns were our underweighting in consumer services stocks and our overweighting in mortgage-backed and corporate bonds.

  MARKET OUTLOOK: Looking ahead, we expect inflation to remain benign, especially given global excess capacity. Overall, we see a positive environment for bonds due to:

  - deflationary influences of emerging market currency devaluations

  - continued slow growth in government spending and declining Federal borrowing reducing the supply of debt obligations

  - the Federal Reserve Board's continued commitment to price stability

  With respect to equities, we believe those stocks able to deliver consistent profit growth will be recognized and rewarded in a scarce-growth environment. These are precisely the types of stocks we seek.

--------------------------------------------------------------------------------

BALANCED GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE BALANCED GROWTH FUND ADVISORY SHARES WITH A MODEL INDEX CONSISTING OF 60% S&P 500 INDEX/40% LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                           ANNUALIZED TOTAL RETURNS
                                As of 09/30/98                         SINCE
 1 YEAR                            5 YEARS                           INCEPTION
  6.26%                             11.63%                            13.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 BALANCED GROWTH       BALANCED 60/40
              FUND ADVISORY SHARES          INDEX
19-Apr-93                 $10,000.00         $10,000.00
30-Jun-93                 $11,052.00         $10,167.89
30-Sep-93                 $11,690.00         $10,460.54
31-Dec-93                 $11,360.00         $10,593.91
31-Mar-94                 $10,978.00         $10,220.09
30-Jun-94                 $10,329.00         $10,196.47
30-Sep-94                 $10,871.00         $10,516.10
31-Dec-94                 $10,680.00         $10,533.05
31-Mar-95                 $11,371.00         $11,358.01
30-Jun-95                 $12,423.00         $12,302.76
30-Sep-95                 $13,418.00         $12,982.35
31-Dec-95                 $13,229.00         $13,694.89
31-Mar-96                 $13,695.00         $14,001.13
30-Jun-96                 $14,508.00         $14,403.65
30-Sep-96                 $15,058.00         $14,779.90
31-Dec-96                 $15,460.00         $15,701.27
31-Mar-97                 $14,690.00         $15,904.46
30-Jun-97                 $16,693.00         $17,775.90
30-Sep-97                 $19,072.00         $18,834.70
31-Dec-97                 $18,781.21         $19,411.09
31-Mar-98                 $20,596.14         $21,139.22
30-Jun-98                 $21,119.96         $21,782.89
30-Sep-98                 $20,265.56         $20,935.35

This graph compares a $10,000 investment in the Balanced Growth Fund Advisory Shares with a model index consisting of 60% Standard & Poor's ("S&P") 500 Index and 40% Lehman Brothers Government/Corporate Bond Index, on a cumulative and average annual total return basis. The Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 8/31/95. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The S&P 500 Index is an unmanaged index containing 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities and all corporation issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 58.5%
----------------------------------------------------------------------------
AEROSPACE -- 1.3%
  United Technologies Corp...................         5,700     $    435,694
                                                                ------------
AIRLINES -- 0.2%
  AMR Corp.*.................................         1,400           77,612
                                                                ------------
ALCOHOLIC BEVERAGES -- 0.6%
  Canandaigua Brands, Inc.*..................         4,800          189,600
                                                                ------------
APPAREL -- 0.4%
  Jones Apparel Group, Inc...................         5,400          123,862
                                                                ------------
AUTOMOBILES -- 0.4%
  Ford Motor Corp............................         2,600          122,037
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 0.5%
  SPX Corp...................................         4,000          165,251
                                                                ------------
BEVERAGES/SOFTDRINKS -- 1.3%
  PepsiCo, Inc...............................        14,100          415,069
                                                                ------------
BIOTECHNOLOGY -- 1.3%
  Amgen, Inc.*...............................         5,700          430,707
                                                                ------------
BUILDING MATERIALS CHAINS -- 0.7%
  Centex Construction Products, Inc..........         6,600          225,225
                                                                ------------
CHEMICALS -- 1.8%
  Dow Chemical Co............................         5,100          435,732
  Lyondell Chemical Co.......................         7,500          166,875
                                                                ------------
                                                                     602,607
                                                                ------------
CLOTHING CHAINS -- 1.3%
  Ross Stores, Inc...........................         3,700          105,912
  TJX Companies, Inc.........................        18,400          327,750
                                                                ------------
                                                                     433,662
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 5.1%
  Apple Computer, Inc.*......................         3,400          129,625
  Dell Computer Corp.*.......................        12,400          815,300
  EMC Corp.*.................................         2,200          125,812
  Pitney Bowes, Inc..........................         8,800          480,150
  Xerox Corp.................................         1,200          101,700
                                                                ------------
                                                                   1,652,587
                                                                ------------
DEPARTMENT/DISCOUNT STORES -- 1.1%
  Federated Department Stores, Inc...........         2,200           80,025
  Wal-Mart Stores, Inc.......................         5,000          273,125
                                                                ------------
                                                                     353,150
                                                                ------------
DRUGS/PHARMACEUTICALS -- 4.3%
  Abbott Laboratories........................         4,000          173,750
  Pfizer, Inc................................         3,000          317,812
  Schering-Plough Corp.......................         7,200          745,650
  Warner-Lambert Co..........................         2,000          151,000
                                                                ------------
                                                                   1,388,212
                                                                ------------
ELECTRIC UTILITIES -- 1.1%
  FPL Group, Inc.............................         5,100          355,406
                                                                ------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
ENTERTAINMENT -- 0.4%
  The Walt Disney Co.........................         5,100     $    129,094
                                                                ------------
FINANCE COMPANIES -- 2.2%
  Federal National Mortgage Association......         8,000          514,000
  SLM Holding Corp...........................         6,300          204,356
                                                                ------------
                                                                     718,356
                                                                ------------
GROCERY PRODUCTS -- 1.3%
  Dean Foods Co..............................         4,000          176,000
  Interstate Bakeries Corp...................         7,600          235,600
                                                                ------------
                                                                     411,600
                                                                ------------
INTEGRATED OIL COMPANIES -- 4.8%
  Exxon Corp.................................        10,600          743,987
  Mobil Corp.................................         7,300          554,344
  Phillips Petroleum Co......................         6,000          270,750
                                                                ------------
                                                                   1,569,081
                                                                ------------
INTERNET CONTENT -- 1.8%
  America Online, Inc.*......................         5,200          578,500
                                                                ------------
INVESTMENT COMPANIES -- 0.3%
  Morgan Stanley Dean Witter & Co............         1,800           77,512
                                                                ------------
MACHINERY/EQUIPMENT -- 1.1%
  Caterpillar, Inc...........................         3,700          164,881
  Illinois Tool Works, Inc...................         1,700           92,650
  Ingersoll Rand Co..........................         2,200           83,462
                                                                ------------
                                                                     340,993
                                                                ------------
METALS -- 0.7%
  Bethlehem Steel Corp.......................        15,500          127,875
  Hecla Mining Co............................        19,100           96,694
                                                                ------------
                                                                     224,569
                                                                ------------
MONEY-CENTER BANKS -- 0.7%
  Comerica, Inc..............................         2,700          147,994
  SunTrust Banks, Inc........................         1,500           93,000
                                                                ------------
                                                                     240,994
                                                                ------------
MULTI-LINE INSURERS -- 0.3%
  Travelers Group, Inc.......................         2,700          101,250
                                                                ------------
OTHER CONSUMER NON-DURABLES -- 1.5%
  The Procter & Gamble Co....................         6,700          475,281
                                                                ------------
OTHER FINANCIAL SERVICES -- 1.3%
  SunAmerica, Inc............................         6,800          414,800
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.1%
  Crane Co...................................         6,450          151,575
  Eastman Kodak Co...........................         1,100           85,044
  Tyco International, Ltd.*..................         2,200          121,550
                                                                ------------
                                                                     358,169
                                                                ------------
PAPER -- 0.7%
  Fort James Corp............................         7,300          239,531
                                                                ------------
PROPERTY-CASUALTY INSURERS -- 2.0%
  Orion Capital Corp.........................         5,400          192,712

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
PROPERTY-CASUALTY INSURERS (CONTINUED)

  Allstate Corp..............................        11,000     $    458,562
                                                                ------------
                                                                     651,274
                                                                ------------
RAILROADS -- 1.0%
  Burlington Northern Santa Fe Corp..........         9,800          313,600
                                                                ------------
REGIONAL/COMMERCIAL BANKS -- 2.4%
  Amsouth Bancorporation.....................         8,700          296,887
  Fleet Financial Group, Inc.................         1,200           88,125
  Mellon Bank Corp...........................         7,400          407,462
                                                                ------------
                                                                     792,474
                                                                ------------
RESTAURANTS -- 0.7%
  Foodmaker, Inc.............................         8,100          127,069
  McDonald's Corp............................         1,700          101,469
                                                                ------------
                                                                     228,538
                                                                ------------
SAVINGS & LOANS ASSOCIATIONS -- 0.7%
  Greenpoint Financial Corp..................         7,000          223,125
                                                                ------------
SEMI-CONDUCTORS/ELECTRONIC COMPONENTS -- 1.4%
  Intel Corp.................................         5,100          437,325
                                                                ------------
SOAPS/COSMETICS -- 0.6%
  Colgate-Palmolive Co.......................         1,100           75,350
  Gillette Co................................         2,800          107,100
                                                                ------------
                                                                     182,450
                                                                ------------
SOFTWARE -- 1.1%
  Microsoft Corp.*...........................         3,200          352,200
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 4.1%
  Airtouch Communications, Inc.*.............         4,200          239,401
  Ameritech Corp.............................        11,100          525,862
  Lucent Technologies, Inc...................         3,000          207,187
  Northern Telecom, Ltd......................        11,400          364,800
                                                                ------------
                                                                   1,337,250
                                                                ------------
TELEPHONE -- 3.6%
  AT&T Corp..................................         7,400          432,437
  BellSouth Corp.............................         9,900          744,975
                                                                ------------
                                                                   1,177,412
                                                                ------------
TEXTILES -- 0.5%
  Carlisle Cos., Inc.........................         4,500          175,219
                                                                ------------
TOBACCO PRODUCTS -- 0.8%
  Philip Morris Cos., Inc....................         5,800          267,163
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $16,592,334).......................................       18,988,441
                                                                ------------
----------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
----------------------------------------------------------------------------
TELECOMMUNICATIONS
  IXC Communications, Inc. 12.5%
    (Cost $114,857)..........................         1,127          120,324
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
CORPORATE BONDS -- 19.2%
----------------------------------------------------------------------------
AIR FREIGHT -- 0.5%
  Federal Express
    6.720%, 01/15/22.........................     $ 140,000     $    151,231
                                                                ------------
AIRLINES -- 0.1%
  Trans World Airlines
    11.375%, 03/01/06........................        50,000           48,438
                                                                ------------
APPAREL -- 0.6%
  Jones Apparel
    6.250%, 10/01/01.........................       200,000          200,300
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 0.3%
  Interlake Corp.
    12.125%, 03/01/02........................       100,000          100,000
                                                                ------------
BANKS -- 1.1%
  Amsouth Bank of Alabama
    6.450%, 02/01/18.........................       200,000          208,946
  Bank Of Scotland
    0.000% (until 11/20/07; thereafter 7.000%
    to maturity) 11/29/49*...................       125,000          134,063
                                                                ------------
                                                                     343,009
                                                                ------------
BROADCASTING -- 1.2%
  Echostar Communications
    0.000% (until 06/01/99; thereafter
    12.875% to maturity) 06/01/04*...........       100,000           97,250
  Cox Communications
    6.400%, 08/01/08.........................       210,000          222,327
  Source Media, Inc.
    12.000%, 11/1/04.........................        75,000           56,250
                                                                ------------
                                                                     375,827
                                                                ------------
COMPUTER SERVICES -- 0.5%
  Unisys Corp. Series B
    12.000%, 04/15/03........................       150,000          166,500
                                                                ------------
ELECTRONICS -- 1.1%
  Motorola, Inc.
    5.220%, 10/01/47.........................       250,000          199,200
  Rockwell International Corp.
    5.200%, 01/15/49.........................       200,000          164,100
                                                                ------------
                                                                     363,300
                                                                ------------
ENTERTAINMENT -- 1.2%
  IMAX Corp.
    10.000%, 03/01/01........................       100,000          102,875
  News America Holdings
    8.875%, 04/26/23.........................       195,000          233,757
  Viacom, Inc.
    8.000%, 07/04/06.........................        50,000           50,375
                                                                ------------
                                                                     387,007
                                                                ------------
ENVIRONMENTAL SERVICES -- 0.7%
  U.S. Filter Corp.
    6.500%, 05/15/03.........................       150,000          151,232

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------
ENVIRONMENTAL SERVICES (CONTINUED)

  WMX Technologies, Inc.
    7.100%, 08/01/03.........................     $  90,000     $     96,750
                                                                ------------
                                                                     247,982
                                                                ------------
FINANCIAL -- 0.2%
  CRIIMI Mae, Inc.
    9.125%, 12/01/02.........................        75,000           73,406
                                                                ------------
FINANCIAL SERVICES -- 4.2%
  Abbey National PLC
    6.700%, 06/29/49(1)......................       150,000          140,207
  Amresco, Inc.
    9.875%, 03/15/05.........................        25,000           20,500
  Amvescap, PLC.
    6.375%, 05/15/03.........................       160,000          164,310
  Cerro Negro Financial, Ltd.
    7.330%, 12/01/09.........................       100,000           92,066
  Dryden Investor Trust
    7.157%, 07/23/08.........................       215,000          220,762
  Fertinitro Financial
    8.290%, 04/01/20.........................       170,000          166,991
  GS Escrow Corp.
    7.000%, 08/01/03.........................       125,000          130,313
  Hutchinson Whampoa, Inc.
    7.500%, 08/01/27.........................       100,000           66,640
  Inversiones CMPC S.A.
    7.375%, 06/15/05.........................       125,000          109,413
  MCII Holdings
    0.000% (until 11/15/98, accreting to
    12.000% by to 11/15/99; thereafter
    15.000% if not rated BB-/Ba3 or better)
    11/15/02*................................        50,000           47,500
  Ocwen Financial
    11.875%, 10/01/03........................        75,000           73,875
  Resource America, Inc.
    12.000%, 08/01/04........................       150,000          126,750
                                                                ------------
                                                                   1,359,327
                                                                ------------
GAS & ELECTRIC UTILITIES -- 1.2%
  KN Energy, Inc.
    6.450%, 03/01/03.........................       170,000          174,733
  United Utilities, PLC
    6.875%, 08/15/28.........................       200,000          202,672
                                                                ------------
                                                                     377,405
                                                                ------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 0.2%
  Standard Pacific Corp.
    10.500%, 03/01/00........................        49,000           51,389
                                                                ------------
INSURANCE -- 0.4%
  Jackson National Life Insurance Co.
    8.150%, 03/15/27.........................       100,000          115,339
                                                                ------------
INTEGRATED OIL COMPANIES -- 0.6%
  Occidental Petroleum
    6.400%, 04/01/03(1)......................       185,000          188,269
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
INTERNET SERVICES -- 0.2%
  PSInet, Inc. Cl. B
    10.000%, 02/15/05........................     $  75,000     $     75,188
                                                                ------------
MACHINERY -- 0.4%
  Specialty Equipment Cos., Inc.
    11.375%, 12/01/03........................       150,000          157,500
                                                                ------------
MULTI-LINE INSURERS -- 1.0%
  Farmers Insurance Exchange
    8.625%, 05/01/24.........................       100,000          123,875
  Liberty Mutual Insurance
    7.697%, 10/15/49.........................       195,000          199,844
                                                                ------------
                                                                     323,719
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 0.8%
  Tyco International Group S.A.
    6.250%, 06/15/03.........................       150,000          155,329
  Tyco International Group S.A.
    7.000%, 06/15/28.........................        85,000           88,762
                                                                ------------
                                                                     244,091
                                                                ------------
RECREATIONAL CENTERS -- 0.2%
  Bally Total Fitness Holding Corp.
    9.875%, 10/15/07.........................        75,000           70,125
                                                                ------------
REGIONAL LONG DISTANCE -- 0.1%
  Northeast Optic Network
    12.750%, 08/15/08........................        25,000           24,719
                                                                ------------
RENTAL/LEASING -- 0.2%
  United Rentals, Inc.
    9.500%, 06/01/08.........................        50,000           49,000
                                                                ------------
RETAIL/FOOD DISTRIBUTION -- 0.4%
  Archer-Daniels Midland
    6.950%, 12/15/97.........................       135,000          144,112
                                                                ------------
SPECIALTY RETAILING -- 0.4%
  Musicland Stores Corp.
    9.000%, 06/15/03.........................       150,000          142,500
                                                                ------------
TELECOMMUNICATIONS -- 1.2%
  GTE Corp.
    6.940%, 04/15/28.........................       150,000          159,849
  U.S. West Capital Funding, Inc.
    6.875%, 07/15/28.........................       210,000          225,817
                                                                ------------
                                                                     385,666
                                                                ------------
TRANSPORTATION NON-RAIL -- 0.2%
  Continental Airlines Series 982B
    6.465%, 04/15/04.........................        70,000           71,624
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $6,571,083)........................................        6,236,973
                                                                ------------
----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.2%
----------------------------------------------------------------------------
U.S. TREASURY BONDS
  8.500%, 02/15/20
    (Cost $1,629,343)........................     1,175,000        1,671,250
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 4.6%
----------------------------------------------------------------------------
AUSTRALIA -- 0.8%
  Australian Government......................     $ 207,288     $    265,950
                                                                ------------
DENMARK -- 1.3%
  Denmark-Bullet
    6.000%, 11/15/02.........................       283,241          299,556
  Denmark-Bullet
    7.000%, 11/10/24.........................       110,149          133,909
                                                                ------------
                                                                     433,465
                                                                ------------
GERMANY -- 1.1%
  German Unity Fund
    8.000%, 1/21/02..........................       308,134          349,917
                                                                ------------
SWEDEN -- 0.4%
  Swedish Government
    5.500%, 4/12/02..........................       127,640          132,110
                                                                ------------
VENEZUELA -- 1.0%
  PDVSA Finance, Ltd.
    7.500%, 11/15/28.........................       110,000           90,316
  PDVSA Finance, Ltd. 1998-1
    6.800%, 11/15/08.........................       245,000          218,932
                                                                ------------
                                                                     309,248
                                                                ------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost $1,108,781)........................................        1,490,690
                                                                ------------

                                                   NUMBER
                                                  OF SHARES
----------------------------------------------------------------------------
MUTUAL FUNDS -- 3.5%
----------------------------------------------------------------------------
  Blackrock 2001 Term Trust..................        60,000          540,000
  Blackrock Strategic Term Trust, Inc........        65,800          604,536
                                                                ------------
TOTAL MUTUAL FUNDS
  (Cost $1,054,526)........................................        1,144,536
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT
----------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 2.8%
----------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.4%
  Pool #1994-27 PJ
    6.500%, 06/25/23.........................     $ 350,000          372,313
  Pool #1996-59K
    6.500%, 07/25/23.........................       400,000          406,500
                                                                ------------
                                                                     778,813
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
  Pool #348872
    7.000%, 07/15/08.........................     $ 137,460     $    141,927
                                                                ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $827,054)..........................................          920,740
                                                                ------------
----------------------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 3.9%
----------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.4%
  Sunlife Commercial Mortgage Trust 1997-C1
    6.875%, 07/25/04.........................       140,455          146,907
                                                                ------------
INVESTMENT COMPANIES -- 0.5%
  Morgan Stanley Capital 1998-3 A4
    6.540%, 05/15/08.........................       150,000          156,656
                                                                ------------
MORTGAGE-COMMERCIAL -- 0.7%
  First Union Corp. 1998-C2 A2
    6.560%, 11/18/08.........................       215,000          226,691
                                                                ------------
MORTGAGE HOME EQUITY -- 0.9%
  IMC Home Equity Loan Trust 1998-3 A4
    6.230%, 12/20/17.........................       285,000          288,830
                                                                ------------
REAL ESTATE/MORTGAGE -- 1.4%
  CRIIMI Mae Commercial Mortgage Trust 1998-1
    A1
    5.697%, 10/20/01.........................       276,760          276,933
  CRIIMI Mae Commercial Mortgage Trust
    1998-C1
    7.000%, 03/02/11.........................       168,534          166,427
                                                                ------------
                                                                     443,360
                                                                ------------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost $1,235,176)........................................        1,262,444
                                                                ------------
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.8%
----------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98
    (Cost $582,000)..........................       582,000          582,000
                                                                ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $29,715,154).......................................       32,417,398
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%..............           46,506
                                                                ------------
NET ASSETS -- 100.0%.......................................     $ 32,463,904
                                                                ------------

---------------
* Non-Income Producing Security.
(1) Variable Rate Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONVERTIBLE FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                                Sandra K. Durn,
                               Portfolio Manager

  GOAL: The Convertible Fund seeks to maximize total return by investing primarily in convertible and equity securities of US companies.

  MARKET OVERVIEW: Rising yield spreads, falling stock prices and mass liquidations by broker/dealers and convertible arbitrage funds caused extreme volatility in the convertibles market during the six-month period ending Sept. 30, 1998. August 1998 was the second-worst performing month ever experienced by the convertibles market behind October 1987. After climbing to record highs in mid-July, US stocks and convertible securities alike fell sharply over the next several weeks amid a variety of investor concerns:

  - expectations for weaker corporate profits

  - the spread of global economic and currency turmoil

  - evidence of a slowing US economy

  The small-cap segment of the market, where the majority of convertible issues lie, suffered some of the worst losses in the US market. Despite the downturn, key market fundamentals remain evident:

  - corporate profits, while weaker, remain positive

  - long-term interest rates remain near 30-year lows

  - inflation remains benign

  - swollen cash holdings in aggressive growth mutual funds and rising assets in money market accounts suggest considerable buying power

  PERFORMANCE: True to its objective of providing 60-90% of the market's upswings with only 50% of the market's downside, the Convertible Fund was down 6.6% for the period, while the Russell 2000 Index was down 23.9%. The fund's benchmark, the First Boston Convertible Index, was down 14.2%.

  PORTFOLIO SPECIFICS: Concerns over acquisitions and market volatility caused the convertible securities of broadcast companies to negatively affect the fund's performance. Holdings such as broadcaster Chancellor Media did not do well during the period.

  Healthcare holdings fared well amid the volatile environment because of lower sensitivity to economic fluctuations and world events. Companies such as McKesson, a pharmaceutical company, were positive contributors during the period.

  MARKET OUTLOOK: Our optimism for the convertibles market is based in part on our outlook for a rebound in the small-cap segment of the market. Most issuers of convertibles are smaller-cap companies. The following factors make a strong case for a bounceback among small caps:

  - relative valuations at historical lows

  - strong earnings growth potential

  - limited exposure to uncertain overseas markets

  The inherent nature of convertibles to participate in most of the market's upside with less downside exposure also supports our optimism. We expect convertibles to benefit from the rebound we anticipate for smaller-cap stocks, while continuing to provide a cushion during potential downswings.

--------------------------------------------------------------------------------

CONVERTIBLE FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE CONVERTIBLE FUND ADVISORY SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.

                           ANNUALIZED TOTAL RETURNS
                                As of 09/30/98
 1 YEAR                            5 YEARS                           10 YEARS
  1.13%                             11.78%                            16.02%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  CONVERTIBLE           FIRST BOSTON
              FUND ADVISORY SHARES   CONVERTIBLE INDEX
31-Dec-86                $10,000.00          $10,000.00
31-Dec-87                 $9,663.34           $9,977.54
31-Dec-88                $11,555.85          $11,315.70
31-Dec-89                $14,800.60          $12,872.89
31-Dec-90                $15,035.29          $11,986.43
31-Dec-91                $20,751.93          $15,476.19
31-Dec-92                $22,736.71          $18,196.62
31-Dec-93                $28,832.09          $21,571.50
31-Dec-94                $26,576.57          $20,554.30
31-Dec-95                $32,416.83          $25,429.45
31-Dec-96                $39,126.14          $28,949.79
31-Dec-97                $48,155.46          $33,848.68
30-Sep-98                $48,763.80          $31,434.76

This graph compares a $10,000 investment in the Convertible Fund Advisory Shares with a similar investment in the CS First Boston Convertible ("First Boston Convertible") Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Fund's registration statement on 4/19/93. Limited partnership returns are restated to reflect all fees and expenses applicable to the Fund. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies. The Advisory shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory shares were first available on 8/31/95.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities whether they are convertible preferred stocks or convertible bonds.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
CONVERTIBLE FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 6.0%
----------------------------------------------------------------------------
DEPARTMENT/DISCOUNT STORES -- 0.8%
  Federated Department Stores, Inc.*.........        54,442     $  1,980,328
                                                                ------------
MACHINERY/EQUIPMENT -- 0.6%
  American Tower Corp.*......................        52,900        1,348,950
                                                                ------------
REIT'S -- 0.8%
  Reckson Associates Realty Corp.............        78,000        1,833,000
                                                                ------------
SOFTWARE -- 0.4%
  Tribune Co. TLC (DECS)*....................        48,200        1,042,325
                                                                ------------
TELECOMMUNICATIONS SERVICES -- 3.4%
  MCI Worldcom, Inc.*........................        94,950        4,640,681
  MediaOne Group, Inc. "ATI" PIES*...........        65,000        3,631,875
                                                                ------------
                                                                   8,272,556
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $14,386,253).......................................       14,477,159
                                                                ------------
----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 33.6%
----------------------------------------------------------------------------
ADVERTISING -- 1.0%
  Snyder Strypes Trust, 6.500%...............        77,400        2,341,350
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 0.2%
  Federal Mogul Finance Trust, 7.000%........         9,900          548,212
                                                                ------------
BROADCASTING -- 4.4%
  CBS Radio, Inc., 7.000%....................        31,100        2,557,975
  Chancellor Media Corp., $3.01..............        17,300        1,252,087
  CSC Holdings, Inc., Series I, 8.500%.......        60,000        3,960,000
  Evergreen Media Corp., $3.01...............        41,310        2,989,811
                                                                ------------
                                                                  10,759,873
                                                                ------------
DEPARTMENT/DISCOUNT STORES -- 0.9%
  Kmart Financing Corp., 7.750%..............        44,790        2,239,500
                                                                ------------
DRUGS/PHARMACEUTICALS--2.9%
  Mckesson Financing Trust, 5.000%...........        56,500        7,069,562
                                                                ------------
ELECTRIC UTILITIES--2.0%
  Texas Utilities Co., 9.250%................        86,700        4,876,875
                                                                ------------
ELECTRONIC INSTRUMENTS--0.7%
  Lernout & Haus, 4.750%.....................        33,600        1,591,800
                                                                ------------
ENTERTAINMENT -- 0.3%
  Royal Caribbean Cruises, Series A,
    7.250%...................................         9,600          816,600
                                                                ------------
FINANCE COMPANIES -- 1.3%
  Finova Finance Trust, 5.500%...............        46,920        3,260,940
                                                                ------------
HOME FURNISHINGS -- 1.5%
  Newell Financial Trust, 5.250%.............        63,900        3,602,362
                                                                ------------
HOMEBUILDING -- 0.5%
  Kaufman & Broad Homes, 8.250%..............       154,300        1,292,262
                                                                ------------
INDUSTRIAL BONDS -- 0.9%
  ICG Communications, Inc., 6.750%...........        48,100        2,128,425
                                                                ------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
INVESTMENT COMPANIES -- 3.7%
  Merrill Lynch & Co.,
    Series COX, 6.000% (Strypes).............        94,700     $  4,249,662
  Merrill Lynch & Co.,
    CBR, 7.870% (Strypes)....................        36,800        1,692,800
  Morgan Stanley Dean Witter & Co., 6.000%...        34,165        3,181,616
                                                                ------------
                                                                   9,124,078
                                                                ------------
LIFE INSURERS -- 3.3%
  Conseco Finance Trust IV, Series F, 7.000%
    (Prides).................................        49,600        1,956,100
  Lincoln National Corp., 7.750% (Prides)....       123,850        3,049,806
  Protective Life Corp. Cap Trust II, 6.500%
    (Prides).................................        48,100        2,928,088
                                                                ------------
                                                                   7,933,994
                                                                ------------
OIL/GAS PRODUCTION -- 0.6%
  Devon Financing Trust, $3.24...............        24,576        1,469,952
                                                                ------------
PIPELINES -- 1.7%
  Williams Companies, Inc., $3.49............        30,300        4,045,050
                                                                ------------
PUBLISHING -- 2.0%
  Houston Industries, Inc., 7.000% (ACES)....        63,900        4,876,369
                                                                ------------
RECREATIONAL PRODUCTS -- 1.1%
  Fleetwood Capital Trust, 6.000%............        62,600        2,770,050
                                                                ------------
RENTAL/LEASING COMPANIES -- 0.5%
  United Rentals Trust I, 6.000%.............        31,100        1,111,825
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 3.1%
  LM Ericcson Telephone Co., 4.250%..........       476,370        2,560,489
  MediaOne Group, Inc., Series D, 4.250%.....        52,900        4,965,988
                                                                ------------
                                                                   7,526,477
                                                                ------------
TELECOMMUNICATIONS SERVICES -- 1.0%
  Airtouch Communications,
    Series C, 4.250%.........................        30,592        2,493,248
                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Cost $72,290,762).......................................       81,878,804
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT
----------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 56.1%
----------------------------------------------------------------------------
ADVERTISING -- 2.4%
  Getty Images, Inc.
    4.750%, 06/01/20.........................     $ 784,000          649,740
  Omnicom Group
    4.250%, 01/03/07.........................     3,441,000        5,294,839
                                                                ------------
                                                                   5,944,579
                                                                ------------
AEROSPACE -- 0.6%
  Kellstrom Industries, Inc.
    5.500%, 06/15/03.........................     1,570,000        1,361,975
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS (Continued)
---------------------------------------------------------

BROADCASTING -- 2.0%
  Clear Channel Communications
    2.625%, 04/01/03.........................     $4,829,000    $  4,804,855
                                                                ------------
BUILDING MATERIALS CHAINS -- 2.5%
  The Home Depot, Inc.
    3.250%, 10/01/01.........................     3,406,000        6,007,333
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 7.4%
  Apple Computer, Inc.
    6.500%, 06/01/01.........................     3,351,000        4,670,456
  Comverse Technology, Inc.
    4.500%, 07/01/05.........................     4,415,000        3,890,719
  EMC Corp.
    3.250%, 03/15/02.........................     1,864,000        4,771,840
  Safeguard Scientifics
    6.000%, 02/01/06.........................     1,245,000        1,232,550
  Xerox Credit Corp.
    2.875%, 07/01/02.........................     3,123,000        3,353,321
                                                                ------------
                                                                  17,918,886
                                                                ------------
CONTRACT DRILLING -- 1.6%
  Diamond Offshore Drilling
    3.750%, 02/15/07.........................     3,522,000        3,297,473
  Loews Corp.
    3.125%, 09/15/07.........................       766,000          610,885
                                                                ------------
                                                                   3,908,358
                                                                ------------
DEPARTMENT/DISCOUNT STORES -- 1.7%
  Costco Companies, Inc.*
    0.000%, 08/19/17.........................     6,664,000        4,081,700
                                                                ------------
DRUG CHAINS -- 2.0%
  Rite Aid Corp.
    5.250%, 09/15/02.........................     4,083,000        4,874,081
                                                                ------------
DRUGS/PHARMACEUTICALS -- 5.5%
  Alpharma, Inc.
    5.750%, 04/01/05.........................     2,200,000        2,334,750
  Athena Neurosciences, Inc.
    4.750%, 11/15/04.........................     4,508,000        5,485,672
  Sepracor, Inc.
    6.250%, 02/15/05.........................     3,682,000        5,785,342
                                                                ------------
                                                                  13,605,764
                                                                ------------
ELECTRIC UTILITIES -- 1.0%
  Quintiles Transnational
    4.250%, 05/31/00.........................     1,982,000        2,467,590
                                                                ------------
ELECTRONIC DATA PROCESSING -- 2.8%
  Affiliated Computer Services
    4.000%, 03/15/05.........................     2,288,000        2,153,580
  Automatic Data Processing*
    0.000%, 02/20/12.........................     5,177,000        4,963,449
                                                                ------------
                                                                   7,117,029
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 3.1%
  ADT Operations, Inc.*
    0.000%, 07/06/10.........................     $3,358,000    $  4,986,630
  SCI Systems, Inc.
    5.000%, 05/01/06.........................     2,056,000        2,505,750
                                                                ------------
                                                                   7,492,380
                                                                ------------
ENTERTAINMENT -- 0.8%
  Family Golf Centers, Inc.
    5.750%, 10/15/04.........................     2,106,000        1,984,905
                                                                ------------
ENVIRONMENTAL SERVICES -- 2.3%
  Waste Management, Inc.
    4.000%, 02/01/02.........................     4,553,000        5,600,190
                                                                ------------
FINANCE BONDS--1.1%
  Swiss Life Finance, Ltd.
    2.000%, 05/20/03.........................     2,527,000        2,703,890
                                                                ------------
FINANCE COMPANIES -- 0.7%
  Financial Federal Corp.
    4.500%, 05/01/05.........................     1,988,000        1,801,625
                                                                ------------
HOMEBUILDING -- 0.9%
  Lennar Corp.*
    0.000%, 07/29/03.........................     4,992,000        2,121,600
                                                                ------------
MEDICAL/HEALTH SERVICES -- 1.5%
  Total Renal Care Holdings
    5.625%, 07/15/06.........................     3,376,000        3,768,460
                                                                ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 1.7%
  Data Processing Resource
    5.250%, 04/01/05.........................     1,755,000        1,812,038
  Metamor Worldwide, Inc.
    2.940%, 08/15/04.........................     2,712,000        2,328,930
                                                                ------------
                                                                   4,140,968
                                                                ------------
OTHER CONSUMER SERVICES -- 2.4%
  America Online, Inc.
    4.000%, 11/15/02.........................     2,579,000        5,729,411
                                                                ------------
OTHER HEALTH SERVICES -- 1.8%
  Carematrix Corp.
    6.250%, 08/15/04.........................     1,914,000        1,794,376
  Sunrise Assisted Living, Inc.
    5.50%, 06/15/02..........................     2,289,000        2,472,120
                                                                ------------
                                                                   4,266,496
                                                                ------------
PRINTING/FORMS -- 1.6%
  Mail-Well, Inc.
    5.000%, 11/01/02.........................     1,982,000        1,536,050
  World Color Press, Inc.
    6.000%, 10/01/07.........................     2,222,000        2,294,215
                                                                ------------
                                                                   3,830,265
                                                                ------------
PROPERTY CASUALTY INSURANCE -- 1.4%
  Mutual Risk Management, Inc.*
    0.000%, 10/30/15.........................     4,591,000        3,437,511
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE FUND

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS (Continued)
---------------------------------------------------------

RESTAURANTS -- 0.5%
  CKE Restaurants, Inc.
    4.250%, 03/15/04.........................     $1,527,000    $  1,282,680
                                                                ------------
SOFTWARE -- 2.8%
  HNC Software, Inc.
    4.750%, 03/01/03.........................     2,197,000        2,455,148
  VERITAS Software Corp.
    5.250%, 11/01/04.........................     2,268,000        3,107,160
  Wind River System, Inc.
    5.000%, 08/01/02.........................     1,000,000        1,143,750
                                                                ------------
                                                                   6,706,058
                                                                ------------
SPECIALTY CHAINS -- 2.0%
  Staples, Inc.
    4.500%, 10/01/00.........................     2,394,000        4,811,940
                                                                ------------
WHOLESALE DISTRIBUTION -- 2.0%
  Ingram Micro, Inc.*
    0.000%, 06/09/18.........................     12,705,000       4,970,831
                                                                ------------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost $119,329,163)......................................      136,741,360
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.1%
----------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98.........................     $ 897,000     $    897,000
  Cargill, Inc.
    5.700%, 10/01/98.........................     4,764,000        4,764,000
  Central Illinois Public
    5.780%, 10/01/98.........................     6,780,000        6,780,000
                                                                ------------
TOTAL COMMERCIAL PAPER
  (Cost $12,441,000).......................................       12,441,000
                                                                ------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $218,447,178)......................................      245,538,323
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)............       (1,828,495)
                                                                ------------
NET ASSETS -- 100.0%.......................................     $243,709,828
                                                                ------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                Partner, Chief Investment Officer, Fixed Income
                              James E. Kellerman,
                           Partner, Portfolio Manager
                               Malcom S. Day, CFA
                               Portfolio Manager
                              Richard J. King, CFA
                               Portfolio Manager

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed international bonds and below-investment grade corporate issues.

  MARKET OVERVIEW: For much of the six-month period ending Sept. 30, 1998, the US bond market remained stretched between conflicting economic signals. For example, although building wage pressure triggered fears of rising prices, inflation remained low. Amid such contradictory signs, yields were mired in a narrow trading range.

  During August, however, the environment changed significantly. The Russian currency crisis and concerns that devaluations and defaults would spread prompted investors worldwide to seek safety. US Treasury bonds were the primary beneficiary. Other sectors of the fixed income market, such as high-quality corporates and mortgage-backed securities, were overlooked and underperformed Treasuries.

  PERFORMANCE: During the period, the High Quality Bond Fund was up 4.5%. The Lipper General Bond Fund Index gained 3.2% and the Lehman Aggregate Bond Index was up 6.7%.

  PORTFOLIO SPECIFICS: During the period, we anticipated an easing of monetary policy and extended the duration of the portfolio in August to benefit from further declines in interest rates. Our changes proved beneficial as the Federal Reserve Board did indeed lower interest rates late in the quarter. Our interest-rate position, along with our modest allocation to international developed bond markets, were positive contributors to returns.

  The fund's returns were negatively impacted by our overweight position in corporate bonds, mortgages and asset-backed securities relative to Treasuries. During the period, mortgages were affected by declining interest rates and heightened prepayment risk. Corporates were affected by concerns over corporate profitability amid global economic malaise.

  We continue to overweight holdings in the mortgage, asset-backed and corporate sectors. We also maintain modest positions among attractive international developed markets which are largely fully hedged and among below-investment grade US corporate bonds.

  MARKET OUTLOOK: We expect inflation to remain benign, especially given global excess capacity. Other long-term positive factors we see for bonds:

  - deflationary influences of emerging market currency devaluations

  - the prospects for continued slow growth in government spending and declining Federal borrowing reducing the supply of debt obligations

  - the Federal Reserve Board's continued commitment to price stability

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE HIGH QUALITY BOND FUND ADVISORY SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                           ANNUALIZED TOTAL RETURNS
                                As of 09/30/98                         SINCE
 1 YEAR                            3 YEARS                           INCEPTION
  9.44%                             7.66%                              8.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     HIGH QUALITY           LEHMAN AGGREGATE
              BOND FUND ADVISORY SHARES        BOND INDEX
31-Aug-95                      $10,000.00           $10,000.00
30-Sep-95                      $10,303.03           $10,097.00
31-Dec-95                      $10,858.59           $10,527.03
31-Mar-96                      $10,515.15           $10,339.24
30-Jun-96                      $10,555.56           $10,398.27
30-Sep-96                      $10,737.37           $10,589.74
31-Dec-96                      $11,050.51           $10,907.54
31-Mar-97                      $10,979.80           $10,846.95
30-Jun-97                      $11,383.84           $11,246.51
30-Sep-97                      $11,747.47           $11,621.48
31-Dec-97                      $12,040.40           $11,963.85
31-Mar-98                      $12,303.03           $12,148.46
30-Jun-98                      $12,505.05           $12,432.43
30-Sep-98                      $12,856.19           $12,957.89

This graph compares a $10,000 investment in the High Quality Bond Fund Advisory Shares with the Lehman Aggregate Bond Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses.

The Fund's Advisory Shares calculate their performance based on the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 7/27/98.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index. Mortgage-Backed Securities Index, and Asset-Backed Securities Index.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
PREFERRED STOCK--0.3%
--------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
  IXC Communications*
    (Cost $85,434)...........................          839   $      89,610
                                                             -------------


                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------
CORPORATE BONDS--29.3%
--------------------------------------------------------------------------
AIR FREIGHT -- 0.5%
  Federal Express
    7.600%, 07/01/97.........................  $   150,000         151,614
                                                             -------------
AIRLINES -- 0.2%
  Trans World Airlines
    11.375%, 03/01/06........................       50,000          48,438
                                                             -------------
APPAREL -- 1.5%
  Jones Apparel
    6.250%, 10/01/01.........................      460,000         460,690
                                                             -------------
AUTOMOTIVE EQUIPMENT -- 0.3%
  Interlake Corp.
    12.125%, 03/01/02........................      100,000         100,000
                                                             -------------
BROADCASTING -- 2.4%
  CD Radio
    0.000% (until 12/01/02; thereafter
    15.000% to maturity), 12/01/07*..........      100,000          46,875
  Cox Communications
    6.400%, 08/01/08.........................      380,000         402,306
  Echostar Communications
    0.000% (until 06/01/99; thereafter
    12.875% to maturity), 06/01/04*..........      250,000         243,125
  Source Media, Inc.
    12.000%, 11/01/04........................       75,000          56,250
                                                             -------------
                                                                   748,556
                                                             -------------
COMMUNICATIONS - WIRELESS -- 0.9%
  360 Communications Co.
    6.650%, 01/15/08.........................      275,000         296,505
                                                             -------------
COMPUTER SERVICES -- 0.5%
  Unisys Corp.
    12.000%, 04/15/03........................      150,000         166,500
                                                             -------------
COMPUTERS/OFFICE AUTOMATION -- 1.0%
  Dell Computer Corp.
    6.550%, 04/15/08.........................      300,000         308,285
                                                             -------------
ENTERTAINMENT -- 2.2%
  IMAX Corp.
    10.000%, 03/01/01........................      350,000         360,063
  News America Holdings
    8.875%, 04/26/23.........................      210,000         251,737
  Viacom, Inc.
    8.000%, 07/07/06.........................       75,000          75,563
                                                             -------------
                                                                   687,363
                                                             -------------
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.6%
  U.S. Filter Corp.
    6.500%, 05/15/03(1)......................  $   195,000   $     196,601
                                                             -------------
FINANCE -- 2.2%
  PX Escrow Corp.
    0.000% (until 02/01/02; thereafter 9.625%
    to maturity), 02/01/06*..................      150,000          86,437
  U.S. West Capital Funding, Inc.
    6.375%, 07/15/08.........................      350,000         374,062
  U.S. West Capital Funding, Inc.
    6.875%, 07/15/28.........................      220,000         236,570
                                                             -------------
                                                                   697,069
                                                             -------------
FINANCIAL SERVICES -- 6.7%
  Amresco, Inc.
    9.875%, 03/15/05.........................       25,000          20,500
  AON Capital
    8.205%, 01/01/27.........................      750,000         837,098
  Countrywide Capital III
    8.050%, 06/15/27.........................      100,000         108,819
  CRIIMI Mae
    9.125%, 12/01/02.........................      100,000          97,875
  Donaldson, Lufkin & Jenrette, Inc.
    6.280%, 05/15/03.........................      100,000          99,750
  Dryden Investor Trust
    7.157%, 07/23/08.........................      190,000         195,092
  GS Escrow Corp.
    6.750%, 08/01/01.........................      250,000         256,250
  GS Escrow Corp.
    7.000%, 08/01/03.........................      250,000         260,625
  Lehman Brothers, Inc.
    6.625%, 02/15/08.........................      180,000         167,123
  MCII Holdings, Inc.
    0.000% (until 11/15/98; accreting to
    12.000% by 11/15/99; thereafter 15.000%
    if not rated BB-/Ba3 or better),
    11/15/02*................................       50,000          47,500
  United Cos. Financial
    9.350%, 11/01/99.........................       50,000          50,472
                                                             -------------
                                                                 2,141,104
                                                             -------------
FORESTRY & WOOD PRODUCTS TOTAL -- 1.3%
  Scotia Pacific Co., LLC
    6.550%, 01/20/07.........................      400,000         409,712
                                                             -------------
GAS & ELECTRIC UTILITIES -- 0.4%
  KN Energy, Inc.
    6.450%, 03/01/03.........................      120,000         123,341
                                                             -------------
INTERNET SERVICES -- 0.2%
  PSInet, Inc.
    10.000%, 02/15/05........................       75,000          75,187
                                                             -------------
MACHINERY -- 0.7%
  Specialty Equip Cos., Inc.
    11.375%, 12/01/03........................      200,000         210,000
                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

MULTI-LINE INSURANCE -- 0.9%
  Jackson National Life Insurance Co.
    8.150%, 03/15/27.........................  $   110,000   $     126,873
  Lumbermans Mutual Casualty
    8.300%, 12/01/37.........................      135,000         150,984
                                                             -------------
                                                                   277,857
                                                             -------------
OTHER PRODUCERS/MANUFACTURING -- 0.8%
  Tyco International Group S.A.
    7.000%, 06/15/28.........................      230,000         240,180
                                                             -------------
PUBLISHING -- 0.3%
  American Lawyer Media
    9.750%, 12/15/07.........................      100,000          99,750
                                                             -------------
RECREATIONAL CENTERS -- 0.2%
  Bally Total Fitness Holding Corp.
    9.875%, 10/15/07.........................       75,000          70,125
                                                             -------------
RENTAL & LEASING -- 0.2%
  United Rentals (North America), Inc.
    9.500%, 06/01/08.........................       50,000          49,000
                                                             -------------
RETAIL -- INTERNET -- 0.4%
  Amazon.Com, Inc.
    0.000% (until 05/01/03; thereafter
    10.000% to maturity), 05/01/08*..........      200,000         110,500
                                                             -------------
SPECIALTY RETAILING -- 0.8%
  CompUSA
    9.500%, 06/15/00.........................      187,000         188,636
  Musicland Stores Corp.
    9.000%, 06/15/03.........................       75,000          71,250
                                                             -------------
                                                                   259,886
                                                             -------------
TELECOMMUNICATIONS -- 2.0%
  Crown Castle International
    0.000% (until 11/15/02; thereafter
    10.625% to maturity), 11/15/07*..........      200,000         122,250
  Global Telesystems Group, Inc.
    9.875%, 02/15/05.........................      200,000         176,000
  GTE Corp.
    6.940%, 04/15/28.........................      300,000         319,698
                                                             -------------
                                                                   617,948
                                                             -------------
TELEPHONE -- 1.7%
  CB IDT Corp.
    8.750%, 02/15/06.........................       50,000          44,000
  ICG Holdings, Inc.
    0.000% (until 09/15/00; therafter 13.500%
    to maturity), 09/15/05*..................      200,000         159,000
  MCI Worldcom, Inc.
    6.400%, 08/15/05.........................      300,000         316,794
  Northeast Optic Network
    12.750%, 08/15/08........................       25,000          24,719
                                                             -------------
                                                                   544,513
                                                             -------------
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------
WASTE MANAGEMENT -- 0.4%
  WMX Technologies, Inc.
    7.100%, 08/01/26.........................  $   110,000   $     118,250
                                                             -------------
TOTAL CORPORATE BONDS
  (Cost $9,173,173)..........................                    9,208,974
                                                             -------------
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--13.0%
--------------------------------------------------------------------------
TREASURY BONDS -- 11.1%
  8.500%, 02/15/20...........................    2,460,000       3,498,956
                                                             -------------
TREASURY NOTES -- 1.9%
  6.375%, 05/15/99...........................      165,000         166,650
  6.125, 08/15/07............................      375,000         419,764
                                                             -------------
                                                                   586,414
                                                             -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,821,317)..........................                    4,085,370
                                                             -------------
--------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--4.9%
--------------------------------------------------------------------------
CANADA -- 0.6%
  Russel Metals
    10.250%, 06/15/00........................      170,000         174,675
                                                             -------------
CHILE -- 0.3%
  Empresa Nacional de Electricidad (Endesa)
    8.125%, 02/01/97.........................      140,000         102,718
                                                             -------------
HONG KONG -- 0.4%
  Hutchinson Whampoa Financial, Inc.
    7.500%, 08/01/27.........................      200,000         133,280
                                                             -------------
UNITED KINGDOM -- 1.3%
  Abbey National PLC
    6.700%, 06/29/49(1)......................      240,000         224,330
  United Utilities PLC
    6.875%, 08/15/28.........................      180,000         182,405
                                                             -------------
                                                                   406,735
                                                             -------------
VENEZUELA -- 2.3%
  Cerro Negro Financial, Ltd.
    7.330%, 12/01/09.........................      110,000         101,273
  Fertinitro Financial
    8.290%, 04/01/20.........................      185,000         181,726
  PDVSA Finance, Ltd.
    6.800%, 11/15/08.........................      365,000         326,164
  PDVSA Finance, Ltd.
    7.500%, 11/15/28.........................      145,000         119,051
                                                             -------------
                                                                   728,214
                                                             -------------
TOTAL FOREIGN CORPORATE BONDS
  (Cost $1,699,061)..........................                    1,545,622
                                                             -------------
--------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS--8.8%
--------------------------------------------------------------------------
AUSTRALIA -- 1.7%
  Australian Government
    8.750%, 08/15/08.........................      414,575         531,900
                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS (Continued)
---------------------------------------------------------

DENMARK -- 3.0%
  Denmark-Bullet
    6.000%, 11/15/02.........................  $   597,953   $     632,396
  Denmark-Bullet
    7.000%, 11/10/24.........................      251,770         306,077
                                                             -------------
                                                                   938,473
                                                             -------------
GERMANY -- 1.7%
  German Unity Fund
    8.000%, 01/21/02.........................      472,672         536,766
                                                             -------------
SWEDEN -- 2.4%
  Swedish Government
    5.500%, 04/12/02.........................      421,212         435,963
  Swedish Government
    6.500%, 05/05/08.........................      280,808         318,204
                                                             -------------
                                                                   754,167
                                                             -------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost $2,625,806)..........................                    2,761,306
                                                             -------------

                                                 NUMBER
                                                OF SHARES
--------------------------------------------------------------------------
MUTUAL FUNDS--8.3%
--------------------------------------------------------------------------
  Blackrock 2001 Term Trust..................      142,200       1,279,800
  Blackrock Strategic........................      143,900       1,322,081
                                                             -------------
TOTAL MUTUAL FUNDS
  (Cost $2,409,687).......................................       2,601,881
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------
AGENCY OBLIGATIONS--14.3%
--------------------------------------------------------------------------
FEDERAL HOME LOAN BANK DISCOUNT NOTE -- 8.1%
  4.950%, 10/01/98...........................  $ 2,529,000       2,529,000
                                                             -------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 1.5%
  Pool #380032
    10.000%, 10/01/03........................       65,365          69,002
  Pool #200112
    9.500%, 11/01/05.........................      180,452         188,459
  Pool #B00623
    9.000%, 06/01/06.........................       70,590          73,525
  Pool #43 PG
    6.500%, 12/17/22.........................      145,000         153,971
                                                             -------------
                                                                   484,957
                                                             -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.2%
  Pool #363503
    9.500%, 06/01/05.........................       97,679         101,176
  Pool #303481
    10.000%, 10/01/05........................       81,542          87,079
  Pool #303758
    9.500%, 07/01/06.........................       82,904          88,012
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

  Pool #303262
    9.500%, 05/01/07.........................  $    97,857   $     102,597
  Pool #273114
    6.500%, 02/01/09.........................      263,159         268,626
  Pool #1994-27 PJ
    6.500%, 06/25/23.........................      255,000         271,256
  Pool #1996-59 K
    6.500%, 07/25/23.........................       80,000          81,300
                                                             -------------
                                                                 1,000,046
                                                             -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
  Pool #357290
    7.000%, 07/15/08.........................       99,946         103,363
  Pool #780287
    7.000%, 12/15/08.........................       26,813          27,655
  Pool #50700
    11.500%, 02/15/12........................        2,720           3,054
  Pool #64054
    11.500%, 02/15/13........................        3,715           4,147
  Pool #68958
    11.500%, 07/15/13........................        5,669           6,364
  Pool #141741
    11.000%, 11/15/15........................        4,170           4,660
  Pool #299705
    8.500%, 02/15/21.........................       10,754          11,398
  Pool #368781
    6.500%, 10/15/23.........................       29,706          30,421
                                                             -------------
                                                                   191,062
                                                             -------------
TENNESSEE VALLEY AUTHORITY -- 0.9%
  Tennessee Valley Authority -- Global A
    6.375%, 06/15/05.........................      250,000         271,602
                                                             -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $4,370,224)..........................                    4,476,667
                                                             -------------
--------------------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES--16.4%
--------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
  Captiva CBO 1997-1, Ltd.
    6.860%, 11/30/09.........................      250,000         255,312
                                                             -------------
MORTGAGE -- COMMERCIAL -- 14.6%
  Allied Capital Commercial Mortgage Trust
    1998-1 -- Cl. C
    6.710%, 12/25/04.........................      400,000         408,000
  Asset Securitization Corp. 1996-D2 -- Cl.
    A1
    6.920%, 02/14/29.........................      391,271         415,115
  CRIIMI Mae Commercial Mortgage Trust
    1998-C1 -- Cl. A2
    7.000%, 03/02/11.........................      180,000         177,750
  DLJ Mortgage Acceptance Corp. 1996 -- CF1
    0.730%, 03/12/06(1)......................    8,774,888         244,050
  DLJ Mortgage Acceptance Corp. 1998-A -- Cl.
    A2
    7.296%, 05/28/28(1)......................      272,081         285,686

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

CMO'S AND ASSET-BACKED SECURITIES (Continued)
---------------------------------------------------------
MORTGAGE -- COMMERCIAL (CONTINUED)

  DLJ Mortgage Corp. 1998-CF1 -- Cl. A1B
    6.410%, 02/15/08.........................  $   270,000   $     281,475
  DLJ Mortgage Corp. 1998-CG1 -- Cl. A1B
    6.410%, 05/10/08(1)......................      340,000         356,256
  Fannie Mae-ACES 1996-M5 -- Cl. XS
    0.538%, 01/25/13(1)......................    8,406,225         226,324
  First Union - Lehman Brothers -- Bank of
    America Commercial Mortgage Trust Series
    1998-C2 -- Cl. A2
    6.560%, 11/18/08.........................      845,000         890,947
  Global Financial Trust 1998-1 -- Cl. A1
    6.349%, 04/10/04.........................      534,657         544,816
  GMAC Commercial Mortgage Securities, Inc.
    1998-C2 -- Cl. A2
    6.420%, 08/15/08.........................      310,000         324,822
  Merrill Lynch Mortgage, Inc. 1995-C2
    1.150%, 06/15/21(1)......................    8,244,984         231,890
  Morgan Stanley Capital I 1998-WF2 -- Cl. A2
    6.540%, 05/15/08.........................      160,000         167,100
                                                             -------------
                                                                 4,554,231
                                                             -------------
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------
MORTGAGE -- RESIDENTIAL -- 1.0%
  Amresco Residential Securities Mortgage
    Loan 1996-3 -- Cl. A5
    7.550%, 02/25/23.........................  $   320,000   $     327,100
                                                             -------------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost $5,070,717)..........................                    5,136,643
                                                             -------------
TOTAL INVESTMENTS--95.3%
  (Cost $29,255,419)......................................      29,906,073
OTHER ASSETS IN EXCESS OF LIABILITIES--4.7%...............       1,471,963
                                                             -------------
NET ASSETS--100.0%........................................   $  31,378,036
                                                             -------------

---------------
* Non-Income Producing Security.
(1) Variable Rate Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                Partner, Chief Investment Officer, Fixed Income
                              James E. Kellerman,
                           Partner, Portfolio Manager
                                Sandra K. Durn,
                               Portfolio Manager
                            Douglas G. Forsyth, CFA,
                               Portfolio Manager

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of US corporate fixed income securities.

  MARKET OVERVIEW: For much of the six-month period ending Sept. 30, 1998, low inflation, stable interest rates and solid corporate profits contributed to an attractive environment for high yield bonds.

  However, during the third quarter, the devaluation of the Russian ruble and the Russian government's default on short-term debt triggered a chain of events that changed the environment for high yield bonds significantly. The Russian default and devaluation sparked concerns for additional devaluations and the potential for worldwide recession.

  Because foreign-issued debt, such as Russian bonds, was used as collateral by a number of hedge funds, fears of default caused a wave of near failures among hedge fund managers such as Long-Term Capital Management. The developments among hedge funds created a financial crisis that impacted liquidity-sensitive sectors such as high yield bonds.

  Ultimately, concerns over the possibility of global recession, widespread selling among hedge funds to raise capital and a lack of liquidity caused prices for high yield bonds to drop and yields to widen to seven-year highs.

  PERFORMANCE: The High Yield Bond Fund fell 5.5% in the period. The First Boston High Yield Index fell 5.0% and the Lipper High Yield Index fell 6.5% over the same period.

  PORTFOLIO SPECIFICS: Fear and illiquidity from international events spread to the US market with severe consequences for high yield bonds. Our holdings in the financial sector, which were among the hardest hit, negatively impacted returns.

  However, our lack of exposure to emerging markets debt issues, which generally suffered greater losses than US bonds, helped returns for the fund. Another factor contributing to the fund's resilience was the lack of downgrades among holdings.

  Late in the period, we sold the bonds of companies that failed to meet or exceed our cash flow expectations. Using the downturn as a buying opportunity, we invested in companies exhibiting solid cash flow and improving business fundamentals including Apple Computer, Unisys and Echostar.

  MARKET OUTLOOK: We believe forecasts of excessive defaults and global recession are overly pessimistic. We anticipate the Federal Reserve Board will lower short-term interest rates in the fourth quarter. Given the similarities to 1990, when high yield bonds reacted favorably to declining short-term rates and exceptional returns paralleled those of smaller-cap growth stocks, we remain optimistic regarding the prospects for high yield bonds.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE HIGH YIELD BOND FUND ADVISORY SHARES WITH THE FIRST BOSTON HIGH YIELD INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
  2.52%                         As of 09/30/98                        15.02%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            HIGH YIELD BOND FUND ADVISORY SHARES   FIRST BOSTON HIGH YIELD INDEX
7/31/96                                $10,000.00                      $10,000.00
9/30/96                                $10,619.37                      $10,282.87
12/31/96                               $11,114.86                      $10,736.37
3/31/97                                $11,362.61                      $10,894.66
6/30/97                                $12,195.95                      $11,365.04
9/30/97                                $13,209.46                      $11,899.69
12/31/97                               $13,457.21                      $12,092.03
3/31/98                                $14,324.32                      $12,455.48
6/30/98                                $14,565.88                      $12,612.97
9/30/98                                $13,542.69                      $11,837.66

This graph compares a $10,000 investment in the High Yield Bond Fund with the First Boston High Yield Index, on a cumulative return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. The Fund's Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 2/27/98.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issues size of $100 million.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCK -- 0.2%
--------------------------------------------------------------------------
BROADCASTING -- 0.2%
  Source Media, Inc.
    (Cost $182,434)..........................       20,000   $     157,500
                                                             -------------
--------------------------------------------------------------------------
PREFERRED STOCKS -- 4.0%
--------------------------------------------------------------------------
BROADCASTING -- 1.9%
  Capstar Broadcasting Corp., 12.00%.........       13,250       1,510,500
                                                             -------------
TELECOMMUNICATIONS -- 2.1%
  Dobson Communication Corp., 12.25%.........           70           6,341
  IXC Communciations, Inc., Series B,
    12.50%...................................       15,548       1,659,546
  Viatel, Inc., Series A, 10.00%.............          496               0
                                                             -------------
                                                                 1,665,887
                                                             -------------
TOTAL PREFERRED STOCKS
  (Cost $3,384,064).......................................       3,176,387
                                                             -------------


                                                NUMBER OF
                                                WARRANTS
--------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------
COMMUNICATIONS-WIRELESS -- 0.0%
  AMSC Acquisition, Inc.
    (Cost $0)................................          500               0
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------
CORPORATE BONDS -- 89.5%
--------------------------------------------------------------------------
AIRLINES -- 4.4%
  Trans World Airlines, Inc.
    12.000%, 04/01/02........................  $ 1,500,000       1,455,000
  Trans World Airlines, Inc.
    11.500%, 12/15/04........................    1,000,000       1,031,250
  Trans World Airlines, Inc.
    11.375%, 03/01/06........................    1,000,000         968,750
                                                             -------------
                                                                 3,455,000
                                                             -------------
AIR FREIGHT -- 2.1%
  Atlas Air, Inc.
    12.250%, 12/01/02........................    1,500,000       1,640,625
                                                             -------------
APPAREL -- 3.3%
  Phillips-Van Heusen Corp.
    9.500%, 05/01/08.........................    1,250,000       1,203,125
  Tuesday Morning Corp., Series B
    11.000%, 05/01/08........................    1,400,000       1,431,500
                                                             -------------
                                                                 2,634,625
                                                             -------------
BROADCASTING -- 7.6%
  CD Radio, Inc.
    0.000% (until 12/01/02; thereafter
    15.000% to maturity), 12/01/07*..........    1,500,000         703,125
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

BROADCASTING (CONTINUED)

  Echostar Communications Corp.
    0.000% (until 06/01/99; thereafter
    12.875% to maturity), 06/01/04*..........  $ 2,250,000   $   2,188,125
  Fox Liberty Networks LLC
    8.875%, 08/15/07.........................    2,200,000       2,156,000
  Source Media, Inc.
    12.000%, 11/01/04........................    1,300,000         975,000
                                                             -------------
                                                                 6,022,250
                                                             -------------
CATALOG RETAILING -- 1.6%
  Shop At Home, Inc.
    11.000%, 04/01/05........................    1,250,000       1,256,250
                                                             -------------
CHEMICALS -- 1.5%
  Geo Speciality Chemicals
    10.125%, 08/01/08........................    1,250,000       1,215,625
                                                             -------------
COMMUNICATIONS-WIRELESS -- 1.8%
  AMSC Acquisitions, Inc.
    12.250%, 04/01/08........................      500,000         308,750
  Omnipoint Corp.
    11.625%, 08/15/06........................    1,200,000         861,000
  Telesystem International Wireless, Series B
    0.000% (until 6/30/02; thereafter 13.250%
    to maturity), 06/30/07*..................      400,000         231,500
                                                             -------------
                                                                 1,401,250
                                                             -------------
COMPUTER SERVICES -- 3.6%
  Apple Computer, Inc.
    6.500%, 02/15/04.........................    2,000,000       1,840,000
                                                             -------------
COMPUTERS/OFFICE AUTOMATION -- 2.3%
  Unisys Corp., Series B
    12.000%, 04/15/03........................    1,000,000       1,110,000
  Unisys Corp.
    11.750%, 10/15/04........................    1,525,000       1,713,719
                                                             -------------
                                                                 2,823,719
                                                             -------------
CONSTRUCTION-RESIDENTIAL -- 0.6%
  K Hovnanian Enterprise, Inc.
    11.250%, 04/15/02........................      495,000         495,000
                                                             -------------
COSMETICS-TOILETRIES -- 4.0%
  Revlon Worldwide, Inc. Series B
    0.000%, 03/15/01*........................    2,250,000       1,726,875
  Styling Technology Corp.
    10.875, 07/01/08.........................    1,500,000       1,462,500
                                                             -------------
                                                                 3,189,375
                                                             -------------
ELECTRONIC SERVICES -- 1.2%
  Flextronics International, Ltd., Series B
    8.750%, 10/15/07.........................    1,000,000         955,000
                                                             -------------
ENTERTAINMENT -- 4.4%
  Ascent Entertainment Group
    0.000% (until 12/15/02; thereafter
    11.875% to maturity), 12/15/04*..........    2,088,000       1,211,040
  IMAX Corp.
    10.000%, 03/01/01........................      250,000         257,187

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------
ENTERTAINMENT (CONTINUED)

  SFX Entertainment, Inc., Series B
    9.125%, 02/01/08.........................  $ 1,650,000   $   1,563,375
  United Artists Theatre, Series B
    9.750%, 04/15/08.........................      500,000         466,250
                                                             -------------
                                                                 3,497,852
                                                             -------------
FINANCIAL SERVICES -- 8.0%
  AMRESCO, Inc.
    9.875%, 03/15/05.........................      450,000         369,000
  CRIIMI Mae, Inc.
    9.125%, 12/01/02.........................    1,250,000       1,223,437
  MCII Holdings (USA), Inc.
    0.000% (until 11/15/98; accreting to
    12.000% by 11/15/99; thereafter 15.000%,
    if not rated BB-/Ba3 or better, to
    maturity), 11/15/02*.....................      250,000         237,500
  PX Escrow Corp.
    0.000% (until 02/01/02; thereafter 9.625%
    to maturity), 02/01/06*..................      900,000         518,625
  Resource America, Inc.
    12.000%, 08/01/04........................    2,850,000       2,408,250
  United Companies Financial
    8.375%, 07/01/05.........................    1,500,000       1,561,875
                                                             -------------
                                                                 6,318,687
                                                             -------------
GAMING -- 2.4%
  Hollywood Casino Corp.
    12.750%, 11/01/03........................      750,000         787,500
  Rio Hotel & Casino, Inc.
    9.500%, 04/15/07.........................    1,000,000       1,085,000
                                                             -------------
                                                                 1,872,500
                                                             -------------
HEALTHCARE -- 1.8%
  Insight Health Services Corp.
    9.625%, 06/15/08.........................    1,500,000       1,440,000
                                                             -------------
INTERNET SERVICES -- 2.2%
  PSInet, Inc., Series B
    10.000%, 02/15/05........................    1,750,000       1,754,375
                                                             -------------
MACHINERY -- 1.3%
  Specialty Equipment Companies, Inc.
    11.375%, 12/01/03........................    1,000,000       1,050,000
                                                             -------------
PUBLISHING -- 0.6%
  American Lawyer Media, Inc., Series B
    9.750%, 12/15/07.........................      500,000         502,500
                                                             -------------
REAL ESTATE -- 1.5%
  Bluegreen Corp.
    10.500%, 04/01/08........................    1,250,000       1,185,937
                                                             -------------
RECREATIONAL CENTERS -- 1.7%
  Bally Total Fitness Holding Corp., Series B
    9.875%, 10/15/07.........................    1,400,000       1,309,000
                                                             -------------
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------
RENTAL AND LEASING -- 3.7%
  Rental Services Corp.
    9.000%, 05/15/08.........................  $   750,000   $     734,062
  United Rentals (North America), Inc.
    9.500%, 06/01/08.........................    1,250,000       1,225,000
  United Rentals (North America), Inc.
    8.800%, 08/15/08.........................    1,000,000         933,750
                                                             -------------
                                                                 2,892,812
                                                             -------------
RESTAURANTS -- 0.6%
  Foodmaker, Inc.
    8.375%, 04/15/08.........................      500,000         483,750
                                                             -------------
RETAIL-INTERNET -- 1.8%
  Amazon.Com, Inc.
    0.000% (until 05/01/03; thereafter
    10.000% to maturity), 05/01/08*..........    2,550,000       1,408,875
                                                             -------------
SPECIALTY RETAILING -- 6.1%
  CompUSA, Inc.
    9.500%, 06/15/00.........................      150,000         151,313
  Michaels Stores, Inc.
    10.875%, 06/15/06........................    1,249,000       1,361,410
  Musicland Group, Inc.
    9.000%, 06/15/03.........................    1,750,000       1,662,500
  Musicland Group, Inc.
    9.875%, 03/15/08.........................    1,750,000       1,649,375
                                                             -------------
                                                                 4,824,598
                                                             -------------
TELECOMMUNICATIONS -- 9.0%
  Crown Castle International Corp.
    0.000% (until 11/15/02; therafter 10.625%
    to maturity), 11/15/07*..................    2,000,000       1,240,000
  Global Telesystems Group, Inc.
    9.875%, 02/15/05.........................    1,725,000       1,518,000
  ORBCOMM Global, LP, Series B
    14.000%, 08/15/04........................    2,000,000       1,837,500
  Pinnacle Holdings, Inc.
    0.000% (until 03/15/03; thereafter
    10.000% to maturity), 03/15/08*..........      500,000         265,000
  SBA Communications Corp.
    0.000% (until 03/01/04; thereafter
    12.000% to maturity), 03/01/08*..........    2,500,000       1,300,000
  Spectrasite Holdings, Inc.
    0.000% (until 07/15/03; thereafter
    12.000% to maturity), 07/15/08*..........    2,000,000         957,500
                                                             -------------
                                                                 7,118,000
                                                             -------------
TELEPHONE -- 10.4%
  ICG Holdings, Inc.
    0.000% (until 9/15/00; thereafter 13.500%
    to maturity), 09/15/05*..................    2,000,000       1,590,000
  IDT Corp.
    8.750%, 02/15/06.........................    1,375,000       1,210,000
  Northeast Optic Network, Inc.
    12.750%, 08/15/08........................    1,300,000       1,285,375
  Teligent, Inc.
    11.500%, 12/01/07........................    1,100,000         874,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------
TELEPHONE (CONTINUED)

  Viatel, Inc.
    11.250%, 04/15/08........................  $ 1,000,000   $   1,046,250
  Winstar Commmunications, Inc.
    0.000% (until 10/15/00; thereafter
    14.000% to maturity), 10/15/05*..........      300,000         197,625
  Winstar Commmunications, Inc.
    0.000%, 03/01/07*........................      800,000         784,000
  Winstar Commmunications, Inc.
    10.000%, 03/15/08........................    1,700,000       1,207,000
                                                             -------------
                                                                 8,194,750
                                                             -------------
TOTAL CORPORATE BONDS
  (Cost $76,063,616)......................................      70,782,355
                                                             -------------

                                                 NUMBER
                                                OF SHARES
--------------------------------------------------------------------------
MUTUAL FUND -- 0.0%
--------------------------------------------------------------------------
  Nicholas Applegate High Yield Bond Fund
    Trust
    (Cost $1,000)............................           55           1,000
                                                             -------------
                                                 PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.1%
--------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98.........................  $ 3,925,000   $   3,925,000
  Central Illinois School District
    5.780%, 10/01/98.........................    2,447,000       2,447,000
                                                             -------------
TOTAL COMMERCIAL PAPER
  (Cost $6,372,000).......................................       6,372,000
                                                             -------------
TOTAL INVESTMENTS -- 101.8%
  (Cost $86,003,114)......................................      80,489,242
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.8)%...........      (1,415,469)
                                                             -------------
NET ASSETS -- 100.0%......................................   $  79,073,773
                                                             -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM:

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                               Loretta J. Morris,
                           Partner, Portfolio Manager
                               Melisa Grigolite,
                               Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                               John N. Tribolet,
                               Portfolio Manager

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation by investing in equity securities primarily of mid- to large-sized non-US firms.

  MARKET OVERVIEW: After climbing to record highs in mid-July, stocks in international markets fell sharply over the next several weeks amid a variety of investor concerns including:

  - expectations for weaker corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing global economy

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the International Core Growth Fund was down 9.2% versus a 13.3% decline for its benchmark, the MSCI EAFE Index.

  PORTFOLIO SPECIFICS: Nicholas-Applegate's international strategy concentrated firmly on investing in growing companies able to deliver strong earnings in spite of market volatility. Our focus on telecommunications stocks helped us outperform the benchmark. These stocks included Colt Telecom and Orange, both major telecommunications companies in the United Kingdom benefiting from accelerating subscriber bases amid deregulation and privatization. Finnish cellular phone manufacturer Nokia also did well. We continue to find numerous opportunities throughout Europe.

  As a result of our bottom-up approach, we increased our weightings in pharmaceuticals and electric utilities worldwide. We reduced our holdings in financial companies on a stock-specific basis, especially banks which were hard hit due to their exposure to Russia, Latin America and Asia.

  MARKET OUTLOOK: The changing landscape among international markets brings new opportunities. Despite the third-quarter downturn, there are numerous encouraging developments in markets around the world including:

  - the pending European Monetary Union, which is catalyzing restructuring and consolidation as companies focus more on shareholder value

  - deregulation and privatization worldwide, which increases competitiveness

  - increased international trade

  Looking ahead, we believe international markets offer some of the best investment opportunities. As a result of our bottom-up search, we continue to uncover exciting companies for the International Core Growth Fund.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL CORE GROWTH FUND ADVISORY SHARES WITH THE MSCI EAFE INDEX.

                                                                      SINCE
 1 YEAR                   ANNUALIZED TOTAL RETURNS                  INCEPTION
 -2.21%                        As of 09/30/98                        21.17%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            INTERNATIONAL CORE GROWTH
               FUND ADVISORY SHARES       MSCI EAFE INDEX
12-27-96                    $10,000.00           $10,000.00
01-31-97                    $10,984.04            $9,629.74
02-28-97                    $11,081.56            $9,787.66
03-31-97                    $11,303.19            $9,822.90
04-30-97                    $11,462.77            $9,874.96
05-31-97                    $12,526.59           $10,517.82
06-30-97                    $13,244.68           $11,097.35
07-31-97                    $14,095.74           $11,277.13
08-31-97                    $13,351.06           $10,434.73
09-30-97                    $14,335.10           $11,019.07
10-31-97                    $13,147.16           $10,171.71
11-30-97                    $12,996.45           $10,067.95
12-31-97                    $13,164.89           $10,155.54
01-31-98                    $13,643.62           $10,619.65
02-28-98                    $14,574.47           $11,301.12
03-31-98                    $15,443.26           $11,649.19
04-30-98                    $15,886.52           $11,741.45
05-31-98                    $16,276.60           $11,684.51
06-30-98                    $16,462.77           $11,773.31
07-31-98                    $17,195.71           $11,892.22
08-31-98                    $14,723.88           $10,418.77
09-30-98                    $14,018.92           $10,099.35

This graph compares a $10,000 investment in the International Core Growth Fund Advisory Shares with the MSCI EAFE Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. The Fund's Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 2/28/97.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets included in the index on a U.S. dollar adjusted basis.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 92.3%
--------------------------------------------------------------------------
CANADA -- 1.1%
  ATI Technologies, Inc.*....................      117,300   $   1,002,965
                                                             -------------

DENMARK -- 1.6%
  Tele Danmark A/S -- Cl. B..................       15,400       1,529,093
                                                             -------------
FINLAND -- 3.7%
  Nokia Corp. -- ADR.........................       27,000       2,117,813
  Raisio Group PLC...........................       94,000       1,366,972
                                                             -------------
                                                                 3,484,785
                                                             -------------
FRANCE -- 16.1%
  Axa S.A....................................        6,500         594,936
  Bouygues S.A...............................        6,800       1,231,444
  Cap Gemini S.A.............................        8,300       1,270,590
  Casino Guichard-Perrachon S.A..............       19,000       1,915,323
  Danone -- ADR..............................       32,000       1,674,000
  Dassault Systemes S.A......................       23,600         892,663
  Sanofi S.A.*...............................       13,100       1,925,921
  STMicroelectronics N.V.*...................       18,400         826,850
  Suez Lyonnaise des Eaux....................        9,700       1,651,049
  Synthelabo.................................        8,400       1,548,173
  Television Francaise.......................        5,700         976,306
  Valeo S.A..................................        9,100         649,443
                                                             -------------
                                                                15,156,698
                                                             -------------
GERMANY -- 9.7%
  Bayerische Hypo-Und Vereinsban.............       12,400         934,813
  Deutsche Lufthansa AG......................       41,400         839,716
  Henkel KGaA................................       10,400         756,036
  LHS Group, Inc.*...........................       18,400         924,761
  Mannesmann AG..............................       14,600       1,340,892
  Porsche AG*................................          320         559,069
  SAP AG.....................................        2,400       1,068,358
  VIAG AG....................................        2,155       1,408,644
  Volkswagen AG..............................       16,800       1,221,288
                                                             -------------
                                                                 9,053,577
                                                             -------------
GREECE -- 0.1%
  National Bank of Greece S.A................          460          61,971
                                                             -------------

HONG KONG -- 0.7%
  Dairy Farm International Holdings, Ltd.....      605,000         641,300
                                                             -------------

IRELAND -- 3.7%
  Elan Corp. PLC -- ADR*.....................       25,400       1,830,388
  Esat Telecom Group, PLC -- ADR*............       22,600         757,100
  Ryanair Holdings, PLC -- ADR*..............       26,500         907,625
                                                             -------------
                                                                 3,495,113
                                                             -------------
ISRAEL -- 0.8%
  Gilat Satellite Networks, Ltd.*............       16,300         733,500
                                                             -------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

ITALY -- 3.9%
  Banca Di Roma*.............................      288,500   $     515,038
  Credito Italiano SpA.......................      106,500         443,414
  La Rinascente SpA..........................      101,500         889,419
  Telecom Italia Mobile SpA..................      175,300       1,020,537
  Telecom Italia SpA.........................      112,100         771,665
                                                             -------------
                                                                 3,640,073
                                                             -------------
JAPAN -- 13.5%
  Aiwa Co., Ltd..............................       30,000         830,884
  Banyu Pharmaceutical Co., Ltd..............       52,000         775,492
  Bridgestone Corp...........................       35,000         707,096
  Fuji Heavy Industries, Ltd.................      226,000       1,182,133
  Homac Corp.................................       38,000         474,581
  Kao Corp...................................       62,000         992,947
  Mabuchi Motor Co., Ltd.....................       11,500         722,340
  Nintendo Co., Ltd..........................       10,000         943,285
  Olympus Optical Co., Ltd...................       89,000         980,098
  Orix Corp..................................       14,200         985,821
  Ryohin Keikaku Co., Ltd....................       10,000       1,013,811
  Softbank Corp..............................       23,000         946,224
  Sony Corp..................................       14,400       1,003,937
  Terumo Corp.*..............................       55,000       1,133,375
                                                             -------------
                                                                12,692,024
                                                             -------------
MEXICO -- 0.2%
  Corporacion Interamericana de
    Entretenmiento S.A.*.....................      101,882         159,972
  Corporacion Interamericana de
    Entretenmiento S.A. -- L Shs.*...........       13,584          17,263
                                                             -------------
                                                                   177,235
                                                             -------------
NETHERLANDS -- 5.5%
  Benckiser N.V. -- B Shs....................       21,800       1,087,063
  CMG PLC....................................        3,600         105,035
  Koninklijke Ahold N.V......................       39,500       1,179,711
  VNU N.V....................................       31,300       1,291,797
  Wolters Kluwer Certific -- C.V.............        7,800       1,496,626
                                                             -------------
                                                                 5,160,232
                                                             -------------
NORWAY -- 0.6%
  Petroleum Geo-Services -- ADR*.............       36,100         573,088
                                                             -------------

PORTUGAL -- 0.6%
  Banco Comercial Portugues S.A.*............       19,200         517,984
                                                             -------------

SINGAPORE -- 2.0%
  Natsteel Electronics, Ltd..................      332,000         729,146
  Singapore Technologies Engineering, Ltd....    1,149,000       1,104,867
                                                             -------------
                                                                 1,834,013
                                                             -------------
SOUTH AFRICA -- 0.3%
  Dimension Data Holdings, Ltd.*.............       77,058         313,211
                                                             -------------
SPAIN -- 5.5%
  Acciona S.A................................        3,700         925,879
  Argentaria S.A.............................       42,480         844,726

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
SPAIN (CONTINUED)

  Centros Comerciales Continente S.A.........       34,400   $     874,135
  Tabacalera S.A. -- A Shs...................       53,500       1,173,072
  Telefonica S.A. -- ADR.....................        4,309         465,103
  Telepizza S.A.*............................      124,600         833,210
                                                             -------------
                                                                 5,116,125
                                                             -------------
SWEDEN -- 2.1%
  Electrolux AB -- B Shs.....................       60,000         788,816
  Ortivus AB -- B Shs.*......................       39,000         368,369
  Volvo AB -- B Shs..........................       34,000         833,234
                                                             -------------
                                                                 1,990,419
                                                             -------------
SWITZERLAND -- 2.5%
  Julius Baer Holdings -- B Shs..............          200         469,548
  Nestle S.A.................................          500         994,719
  Swiss Reinsurance Corp.....................          100         198,294
  Swiss Reinsurance Corp. -- Reg.............          340         674,199
                                                             -------------
                                                                 2,336,760
                                                             -------------
UNITED KINGDOM -- 15.4%
  Arm Holdings PLC*..........................       59,900         895,793
  Autonomy Corp. PLC*........................      113,900         363,341
  British Energy PLC.........................      172,700       1,691,959
  Capita Group PLC...........................      119,200       1,227,572
  CMG PLC....................................       25,000         729,897
  Colt Telecom Group PLC -- ADR*.............       83,100         699,750
  Colt Telecom Group PLC*....................        3,200         108,800
  Dixons Group PLC...........................       94,100         961,886
  Gallaher Group PLC.........................       68,800         502,169
  Misys PLC..................................      101,020         890,990
  National Grid Group PLC....................      134,500       1,001,139
  Orange PLC*................................      117,300       1,126,275
  Pearson PLC................................       74,496       1,386,262
  Shire Pharmaceuticals Group, PLC -- ADR*...       51,400       1,124,375
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

  Somerfield PLC.............................      106,500   $     755,621
  Vodafone Group PLC.........................       82,814         956,414
                                                             -------------
                                                                14,422,243
                                                             -------------
UNITED STATES OF AMERICA -- 2.7%
  Cellular Communications International
    Co.*.....................................       18,000         976,500
  Global Crossing, Ltd.*.....................       32,600         680,525
  Global Telesystems Group, Inc.*............       27,100         914,625
                                                             -------------
                                                                 2,571,650
                                                             -------------
TOTAL COMMON STOCKS
  (Cost $85,134,974)......................................      86,504,059
                                                             -------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.7%
-------------------------------------------------------------------------------
  Associates First Capital Corp.
    5.74%, 10/01/98..........................     $ 4,776,000         4,776,000
  Central Illinois Public
    5.78%, 10/01/98..........................         576,000           576,000
                                                                   ------------

TOTAL COMMERCIAL PAPER
  (Cost $5,352,000)..........................................         5,352,000
                                                                   ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $90,486,974).........................................        91,856,059
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%................         1,896,117
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $ 93,752,176
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Airlines....................................         1.9%
Appliances..................................         0.8
Automobiles.................................         4.0
Automotive Equipment........................         1.4
Cellular Telecommunication..................         4.4
Chemicals...................................         0.8
Computers/Office Automation.................         4.6
Consumer Electronics........................         3.0
Cosmetics...................................         1.1
Data Processing.............................         1.0
Departments/Discount Stores.................         0.9
Distribution -- Wholesale...................         1.0
Drugs/Pharmaceuticals.......................         7.7
Electric Utilities..........................         3.5
Engineering/R&D.............................         1.2
Entertainment...............................         0.2
Finance Companies...........................         6.1
Food -- Miscellaneous.......................        10.3
Human Resources.............................         1.3
Industrial Engineering/Construction.........         4.1
Machinery...................................         1.4
Managed Health Care.........................         0.5
Manufacturing (Diversified).................         1.5

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Medical Products............................         1.6%
Money-Center Banks..........................         0.5
Multi-Line Insurers.........................         0.6
Multi-Media.................................         1.5
Oil.........................................         0.6
Photo -- Equipment/Supplies.................         1.0
Publishing..................................         3.0
Regional/Commercial Banks...................         3.5
Reinsurance.................................         0.9
Retail......................................         2.3
Satellite Telecommunications................         0.8
Semiconductors/Electronic Components........         3.4
Soap/Cleaners...............................         1.2
Software....................................         2.5
Telecommunication Services..................         5.5
Telephone...................................         3.1
Television..................................         1.0
Tobacco.....................................         1.3
Toys........................................         1.0
Other Assets in Excess of Liabilities.......         2.0
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM:

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                               Loretta J. Morris,
                           Partner, Portfolio Manager
                               Melisa Grigolite,
                               Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                               John N. Tribolet,
                               Portfolio Manager

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation by investing in equity securities primarily of small, non-US companies.

  MARKET OVERVIEW: After climbing to record highs in mid-July, stocks in international markets fell sharply over the next several weeks amid a variety of investor concerns including:

  - expectations for weaker corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing global economy

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the International Small Cap Growth Fund was down 8.3% versus a 14.4% decline for its benchmark, the Salomon EPAC/EMI Index.

  PORTFOLIO SPECIFICS: Nicholas-Applegate's international strategy concentrated firmly on investing in growing companies able to deliver strong earnings in spite of market volatility. This helped the fund outperform the benchmark in an extremely difficult environment. An example of a stock meeting our investment criteria was Telepizza in Spain.

  Though instability heightened investor uncertainty about overseas investing, we continue to find promising companies internationally, especially in Europe. Our bottom-up approach led us to increase our weightings in pharmaceuticals and electric utilities worldwide. We reduced our holdings in financial companies, especially banks which were hard hit due to their exposure to Russia, Latin America and Asia.

  MARKET OUTLOOK: The changing landscape among international markets brings new opportunities. Despite the third-quarter downturn, there are numerous encouraging developments in markets around the world including:

  - the pending European Monetary Union, which is acting as a catalyst for restructuring and consolidation throughout Europe as companies concentrate on enhancing shareholder value and improving efficiency

  - deregulation and privatization worldwide, which increase competitiveness

  - governments, particularly in Europe, changing regulations to promote equity investing, especially in pension plans

  - new agreements promoting increased international trade

  - non-US markets relaxing restrictions on foreign investing

  Looking ahead, we believe international markets offer some of the best opportunities. As a result of our bottom-up search, we continue to uncover exciting companies for the International Small Cap Growth Fund. We believe a disciplined, company-by-company approach overseas can enhance long-term returns.

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL SMALL CAP GROWTH FUND ADVISORY SHARES WITH THE SALOMON EPAC EMI INDEX

                           ANNUALIZED TOTAL RETURNS
                                As of 09/30/98                         SINCE
 1 YEAR                            5 YEARS                           INCEPTION
  3.74%                             11.26%                             7.20%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               INTERNATIONAL SMALL CAP           SALOMON
             GROWTH FUND ADVISORY SHARES     EPAC/EMI INDEX
6-07-90                         $10,000.00         $10,000.00
6-30-90                         $10,138.25         $10,135.00
12-31-90                         $8,239.99          $8,303.82
6-30-91                          $8,489.88          $8,511.83
12-31-91                         $9,188.08          $8,857.15
6-30-92                          $8,702.67          $8,329.44
12-31-92                         $8,031.98          $7,557.32
6-30-93                         $10,010.99          $9,479.41
12-31-93                        $10,097.69          $9,764.47
6-30-94                         $11,279.40         $11,128.80
12-31-94                        $10,940.09         $11,685.83
6-30-95                         $10,836.70         $10,573.78
12-31-95                        $11,565.33         $11,197.92
6-30-96                         $13,127.47         $12,376.53
12-31-96                        $13,649.10         $11,922.57
6-30-97                         $16,092.96         $12,529.00
12-31-97                        $15,545.36         $10,697.60
6-30-98                         $21,041.51         $12,620.75
9-30-98                         $17,830.98         $10,613.58

This graph compares a $10,000 investment in the International Small Cap Growth Fund Advisory Shares with the Salomon EPAC EMI Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Fund's registration statement on 12/31/93. Limited partnership returns are restated to reflect all fees and expenses applicable to the Fund. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies. The Advisory shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory shares were first available on 8/31/95.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index. It is a top-down, float capitalization-weighted index that includes shares of about 2,821 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issues that are legally and practically available to outside investors are included in the Index.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 92.0%
---------------------------------------------------------------------------------
BELGIUM -- 0.9%
  Barco N.V..................................            4,065      $     954,668
                                                                    -------------
CANADA -- 2.0%
  ATI Technologies, Inc.*....................          111,300            951,662
  Sierra Systems Group, Inc.*................           62,600          1,086,920
                                                                    -------------
                                                                        2,038,582
                                                                    -------------
DENMARK -- 1.2%
  Neurosearch A/S*...........................           16,000          1,195,907
                                                                    -------------
FINLAND -- 2.4%
  Raisio Group PLC...........................           95,900          1,394,602
  Sponda Oyj*................................          150,000          1,002,236
                                                                    -------------
                                                                        2,396,838
                                                                    -------------
FRANCE -- 10.2%
  Altran Technologies S.A....................           10,200          1,854,446
  Bouygues S.A...............................            7,400          1,340,101
  Business Objects S.A. -- ADR*..............           63,300            791,250
  Cie des Signaux S.A........................           17,700            948,981
  Coflexip S.A...............................           15,000            594,375
  Dassault Systemes S.A......................           31,000          1,172,566
  Havas Advertising S.A......................            8,984          1,378,504
  Infogrames*................................           28,100          1,509,082
  Transgene S.A. -- ADR*.....................           74,700            803,025
                                                                    -------------
                                                                       10,392,330
                                                                    -------------
GERMANY -- 11.4%
  Aixtron AG.................................            6,600          1,058,306
  EM TV & Merchandising......................            7,300          2,428,456
  Fielmann AG................................           56,400          2,176,564
  Kiekert AG.................................           35,000          1,403,057
  LHS Group, Inc.*...........................           20,400          1,025,279
  MobilCom AG*...............................            7,282          1,847,350
  Pfeiffer Vacuum Tech AG -- ADR*............           23,071            994,937
  Porsche AG*................................              350            611,482
                                                                    -------------
                                                                       11,545,431
                                                                    -------------
HONG KONG -- 1.9%
  Johnson Electric Holdings, Ltd.............          419,000            794,902
  Vtech Holdings, Ltd........................          287,000          1,144,518
                                                                    -------------
                                                                        1,939,420
                                                                    -------------
INDIA -- 0.5%
  Infosys Technologies, Ltd..................            8,000            473,459
                                                                    -------------
IRELAND -- 2.0%
  Esat Telecom Group, PLC -- ADR.............           25,600            857,600
  Ryanair Holdings, PLC -- ADR*..............           33,800          1,157,650
                                                                    -------------
                                                                        2,015,250
                                                                    -------------
ISRAEL -- 0.7%
  Gilat Satellite Networks, Ltd.*............           15,200            684,000
                                                                    -------------
ITALY -- 1.8%
  Banca di Roma SpA*.........................          307,100            548,244

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

ITALY (CONTINUED)

  La Rinascente SpA..........................          141,400      $   1,239,052
                                                                    -------------
                                                                        1,787,296
                                                                    -------------
JAPAN -- 12.3%
  Bellsystem 24, Inc.........................            5,200            821,334
  Cresco, Ltd................................           58,000            809,580
  Fuji Heavy Industries, Ltd.................          247,000          1,291,977
  Fuji Soft ABC, Inc.........................           40,900          1,412,209
  Jamco Corp.................................            7,000             49,882
  Kawasumi Laboratories, Inc.................           38,300            633,081
  Kojima Co., Ltd............................          100,100            963,348
  Meitec Corp................................           21,200            459,447
  Nidec Corp.................................           10,400            832,794
  Orix Corp..................................            9,400            652,586
  Ryohin Keikaku Co., Ltd....................           15,000          1,520,717
  Sony Chemicals Corp........................           52,000          1,547,164
  Suzuken Co., Ltd...........................           48,200            860,461
  Yamazaki Baking Co., Ltd.*.................           65,000            619,343
                                                                    -------------
                                                                       12,473,923
                                                                    -------------
MEXICO -- 0.6%
  Corporacion Interamericana de
    Entretenmiento S.A.*.....................          359,138            563,906
  Corporacion Interamericana de
    Entretenmiento S.A. -- L Shs.*...........           28,685             36,454
                                                                    -------------
                                                                          600,360
                                                                    -------------
NETHERLANDS -- 4.0%
  Benckiser N.V. -- B Shs....................           22,800          1,136,928
  Benckiser N.V. -- B Shs. -- ADR............            2,800            139,475
  CMG PLC....................................            5,200            151,718
  Cap Gemini N.V.............................            6,100            410,640
  Nutreco Holding N.V........................           32,509          1,202,006
  Prolion Holding N.V.*......................           11,000          1,136,716
                                                                    -------------
                                                                        4,177,483
                                                                    -------------
NORWAY -- 2.8%
  Elkjop Norge ASA...........................           22,300            843,566
  Merkantildata ASA..........................           85,000            648,819
  Petroleum Geo Services*....................            8,200            134,047
  Petroleum Geo-Services -- ADR..............           22,600            358,775
  Tomra Systems ASA..........................           38,900            817,215
                                                                    -------------
                                                                        2,802,422
                                                                    -------------
PORTUGAL -- 1.4%
  Ibersol SGPS S.A...........................            8,200            721,793
  Siva SGPS S.A.*............................           61,000            684,514
                                                                    -------------
                                                                        1,406,307
                                                                    -------------
SINGAPORE -- 3.8%
  Avimo Group, Ltd...........................          501,000            707,766
  Datacraft Asia, Ltd.*......................          351,000            947,700
  Elec & Eltek International Co., Ltd........          165,000            818,400
  Natsteel Electronics, Ltd..................          629,000          1,381,425
                                                                    -------------
                                                                        3,855,291
                                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

SOUTH AFRICA -- 0.4%
  Dimension Data Holdings, Ltd.*.............           88,125      $     358,194
                                                                    -------------
SPAIN -- 4.6%
  Acciona S.A................................            4,810          1,203,643
  Azkoyen S.A................................            7,400            984,479
  Corp Financiera Reunida S.A.*..............          101,700          1,231,295
  Telepizza S.A.*............................          191,900          1,283,250
                                                                    -------------
                                                                        4,702,667
                                                                    -------------
SWEDEN -- 1.3%
  Modern Times Group -- Cl. B*...............           70,000            786,263
  Ortivus AB -- B Shs.*......................           61,800            583,724
                                                                    -------------
                                                                        1,369,987
                                                                    -------------
SWITZERLAND -- 2.3%
  Julius Baer Holdings -- B Shs..............              210            493,025
  Mettler-Toledo International, Inc.*........           87,800          1,887,700
                                                                    -------------
                                                                        2,380,725
                                                                    -------------
UNITED KINGDOM -- 19.6%
  Admiral PLC................................           51,700          1,087,261
  Arm Holdings PLC*..........................           38,700            578,751
  Arm Holdings PLC -- ADR*...................            8,600            387,000
  Autonomy Corp PLC -- ADR*..................          172,000            548,680
  Capita Group PLC...........................          168,200          1,732,195
  CMG PLC....................................           27,600            805,806
  Colt Telecom Group PLC*....................          103,600            872,372
  Dixons Group PLC...........................          107,200          1,095,793
  Ecsoft Group PLC -- ADR*...................           43,500            897,188
  F. I. Group PLC............................          194,400            883,727
  ICON, PLC -- ADR*..........................           58,900          1,921,613
  Misys PLC..................................           99,875            880,891
  National Express Group PLC.................          122,500          2,279,546
  Nestor Healthcare Group PLC................          244,400          1,530,512
  Shire Pharmaceuticals Group, PLC -- ADR*...          123,700          2,705,938
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

  Somerfield PLC.............................          244,100      $   1,731,898
                                                                    -------------
                                                                       19,939,171
                                                                    -------------
UNITED STATES -- 3.9%
  Cellular Communications International
    Co.*.....................................           29,900          1,622,075
  Getty Images, Inc.*........................           51,900            901,763
  Global Telesystems Group, Inc.*............           32,200          1,086,750
  Optimal Robotics Corp.*....................           49,300            345,100
                                                                    -------------
                                                                        3,955,688
                                                                    -------------
TOTAL COMMON STOCKS
  (Cost $86,686,424)..........................................         93,445,399
                                                                    -------------

                                                   PRINCIPAL
                                                     AMOUNT
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.4%
---------------------------------------------------------------------------------
  Associates First Capital Corp.
    5.740%, 10/01/98.........................     $  3,439,000          3,439,000
  Central Illinois Public
    5.78%, 10/01/98                                  5,129,000          5,129,000
                                                                    -------------
TOTAL COMMERCIAL PAPER
  (Cost $8,568,000)...........................................          8,568,000
                                                                    -------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $95,254,424)..........................................        102,013,399
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...............           (382,191)
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $ 101,631,208
                                                                    -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Advertising.................................         3.7%
Agriculture.................................         1.2
Airlines....................................         1.2
Automobiles.................................         1.9
Automotive Equipment........................         1.4
Biotechnology...............................         1.0
Broadcasting................................         3.3
Chemicals...................................         1.3
Computers/Office Automation.................         1.6
Data Processing.............................         1.0
Drugs/Pharmaceuticals.......................         4.7
Electric Utilities..........................         5.1
Electronic Instruments......................         1.0
Electronics/Music Chains....................         2.0
Entertainment...............................         2.1
Financial Products/Services.................         3.4
Food Chains.................................         1.8
Grocery Products............................         2.0
Industrial Engineering/Construction.........         4.8
Investment Companies........................         1.2

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------

Machinery/Equipment.........................         5.5%
Medical Supplies............................         1.2
Money-Center Banks..........................         1.1
Oilfield Services/Equipment.................         1.1
Other Commercial/Industrial Services........         6.8
Other Health Services.......................         3.4
Other Producers/Manufacturing...............         3.5
Other Retail Trade..........................         2.7
Other Transportation........................         2.2
Real Estate Development.....................         1.1
Rental/Leasing Companies....................         0.6
Restaurants.................................         2.0
Semiconductors/Electronic Components........         5.9
Software....................................         7.0
Specialty Chains............................         2.1
Telecommunications Equipment................         0.7
Telecommunications Services.................         5.1
Telephone...................................         1.1
Wholesale Distribution......................         0.7
Liabilities in Excess of Other Assets.......        (0.4)
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                                Pedro V. Marcal,
                           Partner, Portfolio Manager
                                 Jon Borchardt,
                               Portfolio Manager
                                  Eswar Menon,
                               Portfolio Manager
                             Ernesto Ramos, Ph.D.,
                               Portfolio Manager
                               Jessica Hilinski,
                               Portfolio Manager
                                Aylin Uckunkaya,
                               Investment Analyst

  GOAL: The Emerging Countries Fund seeks to provide long-term capital appreciation through investing in companies of developing countries around the world.

  MARKET ENVIRONMENT: During the six-month period ending Sept. 30, 1998, the currency crisis that began a year ago in Southeast Asia spread to Russia and threatened Latin America. Reflecting the extremely difficult environment among emerging markets, out of the 10 largest countries that make up the MSCI Emerging Markets Index, only Greece posted positive gains in 1998. Among the factors negatively impacting emerging countries:

  - Russia's currency devaluation and the Russian government's decision to reschedule payment on most of its short-term domestic debt, a move widely viewed as a default

  - heightened investor concerns regarding possible currency devaluations in other countries and the potential for economic malaise to spread worldwide

  - political turmoil in select countries exacerbated investor uneasiness

  - declining prices for commodities such as oil and copper impacted revenues for many export-dependent emerging countries

  PERFORMANCE: In a period characterized by political and economic turmoil in the world's emerging markets, the Emerging Countries Fund returned -36.3% versus -40.4% for its benchmark, the MSCI Emerging Markets Free Index.

  PORTFOLIO SPECIFICS: Our exposure to regions affected by currency crises throughout Asia, Russia and Latin America negatively impacted results for the period. We have significantly decreased our exposure in these areas and, on a stock-by-stock basis, added to companies whose potential for growth going forward remains strong.

  Despite a difficult environment, our bottom-up stock selection helped us identify the stocks of promising growth companies. In Asia, PC component assembler Natsteel Electronics benefited from the introduction of Apple Computer's iMac and delivered earnings growth of 81% in the first half of the year. In Poland, brewing company Zywiec has gained market share and has grown its sales by 30%. In India, software maker Infosys benefited from the growing trend toward outsourcing of software projects.

  MARKET OUTLOOK: Over the long-term, we believe that shareholders will benefit from the tremendous opportunities available in the world's emerging countries. A variety of improving factors, including increased privatization and falling trade barriers, continue to create solid investment opportunities for bottom-up stock pickers. Despite recent volatility, we remain optimistic in our outlook for the fund.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING COUNTRIES FUND ADVISORY SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                          ANNUALIZED TOTAL RETURN
                               As of 09/30/98                        SINCE
 1 YEAR                           3 YEARS                          INCEPTION
 -41.97%                           -2.97%                           -0.46%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               EMERGING COUNTRIES      MSCI EMF
              FUND ADVISORY SHARES      INDEX
28-Nov-94                $10,000.00    $10,000.00
31-Dec-94                 $9,552.88     $9,374.37
31-Mar-95                 $8,804.82     $8,211.76
30-Jun-95                $10,128.98     $9,064.06
30-Sep-95                $10,756.66     $9,005.87
31-Dec-95                $10,206.36     $8,884.48
31-Mar-96                $11,332.76     $9,437.90
30-Jun-96                $12,493.55     $9,831.83
30-Sep-96                $12,760.11     $9,476.56
31-Dec-96                $13,035.12     $9,420.69
31-Mar-97                $14,198.97    $10,217.90
30-Jun-97                $16,337.01    $11,092.35
30-Sep-97                $16,931.86    $10,097.83
31-Dec-97                $14,342.61     $8,328.68
31-Mar-98                $15,419.39     $8,844.52
30-Jun-98                $13,274.91     $6,757.42
30-Sep-98                 $9,825.17     $5,256.47

This graph compares a $10,000 investment in the Emerging Countries Fund Advisory Shares with the MSCI Emerging Markets Free Index ("EMF"), on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. The Fund's Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available on 8/31/95.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The MSCI EMF is a market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's share price is expected to be more volatile than that of a U.S. only fund. These risks are generally intensified for investments in emerging markets.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                                     NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 88.7%
-------------------------------------------------------------------------------
ARGENTINA -- 6.3%
  Banco de Galicia y Buenos Aires S.A. C.V.
    -- ADR...................................          189,400     $  3,006,725
  Telecom Argentina Stet-France Telecom Ltd.
    S.A. -- ADR..............................           85,800        2,547,188
  Telefonica de Argentina S.A. -- ADR........          133,200        3,921,075
  YPF Sociedad Anonima -- ADR................          183,100        4,760,600
                                                                   ------------
                                                                     14,235,588
                                                                   ------------
BRAZIL -- 7.5%
  Companhia Brasileira de Distribuicao Grupo
    Pao de Acucar -- ADR.....................            9,900          129,319
  Companhia Energetica de Minas Gerais.......      241,498,812        5,256,885
  Petroleo Brasileiro S.A.*..................       36,210,000        3,726,889
  Telec de Sao Paulo S.A.....................       15,870,000        2,303,027
  Telecomunicacoes Brasileiras S.A. -- ADR...           79,900        5,513,100
                                                                   ------------
                                                                     16,929,220
                                                                   ------------
CHILE -- 2.6%
  CIA de Telecomunicas de Chile S.A..........          146,000        2,792,250
  Compania Cervecerias Unidas S.A. -- ADR....          106,740        1,961,348
  Sociedad Quimica Y Minera de Chile S.A.....           35,800        1,042,675
                                                                   ------------
                                                                      5,796,273
                                                                   ------------
CHINA -- 1.9%
  China Telecom, Ltd.*.......................        2,790,000        4,392,850
                                                                   ------------
CROATIA -- 1.8%
  PLIVA D.D. -- GDR..........................          305,100        4,088,340
                                                                   ------------
CZECHOSLAVAKIA -- 2.3%
  Ceske Radiokomunickace*....................          114,280        2,951,281
  SPT Telecom A.S............................          184,645        2,384,208
                                                                   ------------
                                                                      5,335,489
                                                                   ------------
EGYPT -- 4.2%
  Al-Ahram Beverages Co.*....................           97,000        3,056,469
  Arabian International Construction.........           29,500        1,232,760
  EFG Hermes*................................           88,000        1,056,000
  Egypt Gas..................................           15,500        1,399,988
  Optd/Egypt*................................            1,000          808,873
  Orascom Hotel Holding*.....................          710,000        1,940,511
                                                                   ------------
                                                                      9,494,601
                                                                   ------------
GREECE -- 4.2%
  Chipita International S.A..................           51,600        1,358,955
  Intracom S.A...............................           68,020        2,505,832
  Intrasoft S.A..............................           54,900          998,857
  National Bank of Greece S.A................           25,240        3,400,329
  Titan Cement Co............................           23,000        1,373,986
                                                                   ------------
                                                                      9,637,959
                                                                   ------------

                                                     NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
HONG KONG -- 1.1%
  Peak International, Ltd.*..................          157,900     $  1,302,675
  Shenzhen Fangda Co., Ltd...................        1,440,000        1,096,470
                                                                   ------------
                                                                      2,399,145
                                                                   ------------
HUNGARY -- 5.3%
  Matav RT -- ADR............................          311,250        6,750,234
  Mol Magyar Olaj es Gazipari Rt.............          272,100        5,277,693
  Pannonplast Rt.............................            2,126           48,628
                                                                   ------------
                                                                     12,076,555
                                                                   ------------
INDIA -- 9.9%
  BSES, Ltd..................................           30,000          401,400
  Hindustan Lever, Ltd.......................          173,000        6,877,931
  Hindustan Lever, Ltd. PAR IR...............           20,000          792,754
  Housing Development Finance Corp., Ltd.....            9,300          530,438
  Infosys Technologies, Ltd..................           97,000        5,740,695
  Mahanagar Telephone Nigam, Ltd.............           36,100          344,798
  NIIT, Ltd.*................................          210,700        6,792,640
  Oriental Bank of Commerce..................              200              210
  Punjab Tractors, Ltd.......................           25,000          481,690
  State Bank Of India........................          125,000          590,173
                                                                   ------------
                                                                     22,552,729
                                                                   ------------
ISRAEL -- 5.4%
  Bank Hapoalin..............................        1,048,800        2,561,109
  Elbit Systems, Ltd.........................           43,800          552,975
  Formula Systems (1985), Ltd.*..............           85,906        1,822,986
  ForSoft, Ltd.*.............................          148,000        1,702,000
  Gilat Satellite Networks, Ltd.*............          100,700        4,531,500
  Koor Industries, Ltd.......................           13,900        1,160,352
                                                                   ------------
                                                                     12,330,922
                                                                   ------------
MEXICO -- 10.8%
  Coca-Cola Femsa S.A. -- ADR................          236,700        2,884,781
  Cifra S.A. de C.V. -- C Shs.*..............        3,184,000        3,687,062
  Corporacion Geo S.A. de C.V. -- B Shs......          381,697          715,447
  Corporacion Interamericana de
    Entretenmiento S.A.*.....................        3,124,430        4,905,872
  Corporacion Interamericana de
    Entretenmiento S.A. -- L Shs.*...........          385,285          489,640
  Fomento Economico Mexicano S.A. de C.V.....        2,253,000        4,399,868
  Telefonos de Mexico S.A....................        1,299,000        2,919,241
  Telefonos de Mexico S.A. -- ADR............          103,700        4,588,725
                                                                   ------------
                                                                     24,590,636
                                                                   ------------
MOROCCO -- 1.0%
  Banque Marocaine du Commerce Exterieur.....           15,100        1,165,717
  ONA S.A....................................            8,800        1,170,323
                                                                   ------------
                                                                      2,336,040
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                     NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

PAKISTAN -- 0.0%
  Pakistan State Oil.........................           10,994     $     20,702
  Sui Northern Gas*..........................           69,962           15,281
                                                                   ------------
                                                                         35,983
                                                                   ------------
PERU -- 2.5%
  Cementos Lima S.A..........................          164,229        2,420,281
  Cementos Lima S.A. -- ADR..................           27,954          411,964
  Ferreyros S.A..............................        2,840,146        2,892,708
                                                                   ------------
                                                                      5,724,953
                                                                   ------------
POLAND -- 3.1%
  Elektrim Spolka Akcyjna S.A................          349,600        3,541,957
  Exbud S.A. -- GDR*.........................          190,700        1,520,833
  Mostostal-Warszawa S.A.*...................          121,700          587,203
  Zaklady Piwowarskie........................           10,207        1,285,506
                                                                   ------------
                                                                      6,935,499
                                                                   ------------
PORTUGAL -- 5.1%
  Banco Comercial Portugues S.A.*............           96,300        2,598,014
  Brisa-Auto Estradas de Portugal S.A........           49,300        2,244,501
  Electricidade de Portugal S.A..............           97,000        2,229,566
  Ibersol SGPS S.A...........................           19,200        1,690,052
  Jeronimo Martins S.A.......................           81,300        2,751,152
                                                                   ------------
                                                                     11,513,285
                                                                   ------------
SINGAPORE -- 5.4%
  Datacraft Asia, Ltd.*......................          994,400        2,684,880
  Natsteel Electronics, Ltd..................        1,686,000        3,702,833
  Singapore Technologies Engineering, Ltd....        3,290,600        3,164,207
  Venture Manufacturing, Ltd.................          910,000        2,808,792
                                                                   ------------
                                                                     12,360,712
                                                                   ------------
SOUTH AFRICA -- 5.1%
  ABSA Group, Ltd............................          542,700        1,975,126
  Barlow, Ltd................................          294,700        1,102,615
  Dimension Data Holdings, Ltd.*.............          560,178        2,276,906
  Investec Group, Ltd........................           68,300        2,067,578
  Pick N' Pay Stores, Ltd....................          909,133          463,842
  South African Breweries, Ltd...............          239,564        3,609,745
                                                                   ------------
                                                                     11,495,812
                                                                   ------------
SRI LANKA -- 0.5%
  Ceylon Brewery, Ltd........................          125,700           79,533
  John Keells Holdings, Ltd..................          413,500        1,071,585
                                                                   ------------
                                                                      1,151,118
                                                                   ------------
                                                     NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
TAIWAN -- 1.3%
  Compal Electronics, Inc....................        1,023,320     $  3,036,510
                                                                   ------------
UNITED STATES OF AMERICA -- 1.4%
  Central Asia Investment Co.*...............           48,567          242,835
  Comverse Technology, Inc.*.................           53,800        2,199,075
  Harken Energy Corp.*.......................          221,300          760,719
                                                                   ------------
                                                                      3,202,629
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $226,529,469).........................................      201,652,848
                                                                   ------------

                                                  NUMBER OF
                                                  WARRANTS
----------------------------------------------------------------------------
WARRANTS -- 0.6%
----------------------------------------------------------------------------
  Jollibee Foods*
    (Cost $3,039,487)........................     6,282,900        1,335,562
                                                                ------------

                                                   NUMBER OF
                                                    SHARES
-------------------------------------------------------------------------------
MUTUAL FUND -- 0.0%
-------------------------------------------------------------------------------
  First NIS Regional Fund
    (Cost $136,683)..........................          15,000            52,500
                                                                   ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.5%
-------------------------------------------------------------------------------
  Central Illinois Public
    5.78%, 10/01/98
    (Cost $10,252,000).......................     $10,252,000        10,252,000
                                                                   ------------

TOTAL INVESTMENTS -- 93.8%
  (Cost $239,957,639)........................................       213,292,910
OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.2%................        14,050,573
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $227,343,483
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Alcoholic Beverages.........................         4.5%
Beverages/Softdrinks........................         1.3
Broadcasting................................         1.3
Building Materials..........................         2.3
Chemicals...................................         0.5
Computers/Office Automation.................         2.3
Department/Discount Stores..................         1.6
Drugs/Pharmaceuticals.......................         1.8
Electric Utilities..........................         8.0
Electronic Data Processing..................         0.7
Entertainment...............................         2.4
Finance Companies...........................         0.2
Food Chains.................................         1.9
Gas Utilities...............................         0.6
Grocery Products............................         2.5
Industrial Engineering/Construction.........         2.5
Integrated Oil Companies....................         2.1
Investment Companies........................         1.5
Machinery/Equipment.........................         3.0

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Military/Defense Technology.................         1.6%
Money-Center Banks..........................         1.4
Oil/Gas Production..........................         2.7
Oilfield Services/Equipment.................         1.6
Other Commercial/Industrial Services........         1.2
Other Production/Manufacturing..............         1.0
Real Estate Development/Investment..........         1.5
Regional/Commercial Banks...................         5.3
Restaurants.................................         1.3
Semiconductors/Electronic Components........         3.4
Soaps/Cosmetics.............................         3.4
Software....................................         6.3
Telecommunication Equipment.................         5.1
Telecommunication Services..................         2.1
Telephone...................................        14.9
Other Assets in Excess of Liabilities                6.2
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND
ADVISORY SHARES
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                               Andrew Gallagher,
                           Partner, Portfolio Manager
                               Loretta J. Morris,
                           Partner, Portfolio Manager
                               Melisa Grigolite,
                               Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                               John N. Tribolet,
                               Portfolio Manager

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation by investing in a portfolio of growth stocks of US and international companies.

  MARKET OVERVIEW: After climbing to record highs in mid-July, stocks in developed global markets fell sharply over the next several weeks amid a variety of investor concerns including:

  - expectations for weaker corporate profits

  - increasing global economic and currency turmoil

  - evidence of a slowing global economy

  PERFORMANCE: For the six-month period ending Sept. 30, 1998, the Worldwide Growth Fund was down 7.4% versus a 10.2% decline for its benchmark, the MSCI World Index.

  PORTFOLIO SPECIFICS: Amid a very difficult environment, Nicholas-Applegate's global strategy concentrated firmly on investing in growing companies able to deliver strong earnings in spite of market volatility. In the United States, the fund benefited from holdings demonstrating solid earnings and pricing power such as Air Touch Communications and America Online. We also found opportunities throughout Europe, including Finnish cellular phone manufacturer Nokia and Colt Telecommunications in the United Kingdom. Our bottom-up approach led us to increase our weightings in telecommunications and electric utilities.

  During the period, we reduced our holdings in financial companies, especially banks which were hard hit due to their exposure to turmoil in Russia, Latin America and Asia and impacted by long-term interest rates falling below the level of short-term interest rates (an inverted yield curve) in the United States.

  MARKET OUTLOOK: The changing landscape among global markets brings new opportunities. Despite the third-quarter downturn, there are numerous encouraging developments in markets around the world including:

  - the pending European Monetary Union, which is catalyzing restructuring and consolidation as companies focus more on shareholder value

  - deregulation and privatization worldwide, which increases competitiveness

  - increased international trade

  Looking ahead, we believe global markets continue to offer promising investment opportunities. As a result of our bottom-up search, we continue to uncover exciting companies for the Worldwide Growth Fund.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND ADVISORY SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE WORLDWIDE GROWTH FUND ADVISORY SHARES WITH THE MSCI WORLD INDEX.

                          ANNUALIZED TOTAL RETURNS
                               As of 09/30/98                         SINCE
 1 YEAR                            5 YEARS                          INCEPTION
 -0.88%                            12.17%                            13.76%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WORLDWIDE GROWTH        MSCI WORLD
              FUND ADVISORY SHARES        INDEX
19-Apr-93                 $10,000.00      $10,000.00
30-Jun-93                 $10,532.26      $10,283.06
30-Sep-93                 $11,365.59      $10,765.74
31-Dec-93                 $11,430.11      $10,940.63
31-Mar-94                 $11,978.49      $11,007.30
30-Jun-94                 $11,774.19      $11,338.33
30-Sep-94                 $12,376.34      $11,581.61
31-Dec-94                 $11,741.94      $11,498.33
31-Mar-95                 $11,903.23      $12,017.66
30-Jun-95                 $12,591.40      $12,530.40
30-Sep-95                 $13,774.19      $13,212.41
31-Dec-95                 $13,494.62      $13,839.58
31-Mar-96                 $14,301.08      $14,402.82
30-Jun-96                 $15,290.32      $14,820.99
30-Sep-96                 $15,301.08      $15,018.73
31-Dec-96                 $15,967.74      $15,705.98
31-Mar-97                 $16,129.03      $15,751.02
30-Jun-97                 $18,537.64      $18,121.07
30-Sep-97                 $20,365.59      $18,639.41
31-Dec-97                 $18,783.49      $18,179.79
31-Mar-98                 $21,791.96      $20,783.77
30-Jun-98                 $23,290.64      $21,206.57
30-Sep-98                 $20,186.93      $18,641.40

This graph compares a $10,000 investment in the Worldwide Growth Fund Advisory Shares with the Morgan Stanley Capital International ("MSCI") World Index, on a cumulative and average annual total return basis. The Fund's Advisory Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Mutual Funds, adjusted to reflect sales charges and operating expenses. The Fund's Advisory Shares were first available 8/31/95. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Fund.

The total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The Index is a market-value weighted combination of countries and is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 99.2%
----------------------------------------------------------------------------
CANADA -- 0.5%
  ATI Technologies, Inc.*....................        76,400     $    653,252
                                                                ------------

DENMARK -- 1.0%
  Tele Danmark A/S -- Cl. B..................        12,000        1,191,501
                                                                ------------

FINLAND -- 2.5%
  Nokia Corp. -- ADR.........................        21,000        1,647,188
  Raisio Group PLC...........................        90,000        1,308,803
                                                                ------------
                                                                   2,955,991
                                                                ------------
FRANCE -- 9.6%
  Axa S.A....................................         6,700          613,242
  Bouygues S.A...............................         3,400          615,722
  Cap Gemini S.A.............................         6,100          933,807
  Casino Guichard-Perrachon S.A..............        15,000        1,512,097
  Danone -- ADR..............................        22,000        1,150,875
  Dassault Systemes S.A......................        17,800          673,280
  Sanofi S.A.................................         9,800        1,440,765
  STMicroelectronics N.V.*...................        16,000          719,000
  Suez Lyonnaise des Eaux....................         7,300        1,242,542
  Synthelabo.................................         6,400        1,179,560
  Television Francaise.......................         4,200          719,383
  Valeo S.A..................................        10,300          735,084
                                                                ------------
                                                                  11,535,357
                                                                ------------
GERMANY -- 3.5%
  Deutsche Lufthansa AG......................        31,000          628,773
  Henkel KGaA................................         7,300          530,679
  LHS Group, Inc.*...........................         8,200          412,122
  Mannesmann AG..............................        11,000        1,010,261
  SAP AG.....................................         1,600          712,239
  Volkswagen AG..............................        12,700          923,236
                                                                ------------
                                                                   4,217,310
                                                                ------------
GREECE -- 0.1%
  National Bank of Greece S.A.*..............           660           88,915
                                                                ------------
HONG KONG -- 0.4%
  Dairy Farm International Holdings, Ltd.....       441,000          467,460
                                                                ------------
INDIA -- 0.0%
  BSES, Ltd..................................         1,250            4,675
  HDFC Bank, Ltd.............................           100              153
                                                                ------------
                                                                       4,828
                                                                ------------
IRELAND -- 1.4%
  Elan Corp. PLC -- ADR*.....................        14,500        1,044,906
  Ryanair Holdings PLC -- ADR*...............        19,000          650,750
                                                                ------------
                                                                   1,695,656
                                                                ------------
ITALY -- 1.8%
  Banca di Roma SpA*.........................       217,100          387,573
  Credito Italiano SpA.......................        80,200          333,914
  Telecom Italia Mobile SpA..................       131,800          767,295

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

ITALY (CONTINUED)

  Telecom Italia SpA.........................        90,400     $    622,288
                                                                ------------
                                                                   2,111,070
                                                                ------------
JAPAN -- 5.8%
  Bridgestone Corp...........................        25,000          505,069
  Fuji Heavy Industries, Ltd.................       154,000          805,524
  Kao Corp...................................        30,000          480,458
  Nintendo Co., Ltd..........................         7,000          660,300
  Olympus Optical Co., Ltd...................        52,000          572,642
  Orix Corp.*................................        11,100          770,607
  Ryohin Keikaku Co., Ltd....................        10,500        1,064,502
  Softbank Corp.*............................        17,600          724,067
  Sony Corp..................................         8,800          613,517
  Terumo Corp................................        41,000          844,879
                                                                ------------
                                                                   7,041,565
                                                                ------------
MEXICO -- 0.2%
  Corporacion Interamericana de
    Entretenmiento S.A.*.....................       157,300          246,987
  Corporacion Interamericana de
    Entretenmiento S.A. -- L Shs.*...........        20,973           26,654
                                                                ------------
                                                                     273,641
                                                                ------------
NETHERLANDS -- 4.2%
  Benckiser N.V. -- B Shs....................        17,000          847,709
  Equant N.V.*...............................        20,000          920,000
  Koninklijke Ahold N.V......................        51,800        1,547,064
  VNU N.V....................................        18,700          771,776
  Wolters Kluwer Certific C.V................         4,800          921,001
                                                                ------------
                                                                   5,007,550
                                                                ------------
NORWAY -- 1.1%
  Petroleum Geo-Services -- ADR*.............        40,600          644,525
  Tomra Systems ASA..........................        30,500          640,747
                                                                ------------
                                                                   1,285,272
                                                                ------------
PORTUGAL -- 0.4%
  Banco Comercial Portugues S.A.*............        17,300          466,725
                                                                ------------
SOUTH AFRICA -- 0.5%
  Dimension Data Holdings, Ltd.*.............       146,071          593,722
  South African Breweries, Ltd...............           175            2,637
                                                                ------------
                                                                     596,359
                                                                ------------
SPAIN -- 2.8%
  Acciona S.A................................         2,500          625,594
  Centros Comerciales Continente S.A.........        25,300          642,896
  Corporacion Bancaria de Espana S.A.........        31,420          624,795
  Tabacalera S.A. -- A Shs...................        49,200        1,078,788
  Telefonica S.A. -- ADR.....................         3,209          346,371
                                                                ------------
                                                                   3,318,444
                                                                ------------
SWEDEN -- 1.1%
  Electrolux AB -- B Shs.....................        48,000          631,053
  Volvo AB -- B Shs..........................        28,000          686,193
                                                                ------------
                                                                   1,317,246
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

SWITZERLAND -- 1.4%
  Julius Baer Holdings -- B Shs..............           130     $    305,206
  Nestle S.A.................................           360          716,198
  Swiss Reinsurance Corp.....................           350          694,028
                                                                ------------
                                                                   1,715,432
                                                                ------------
UNITED KINGDOM -- 9.1%
  Arm Holdings PLC*..........................        13,100          589,500
  British Energy PLC.........................       114,000        1,116,869
  Capita Group PLC...........................        83,500          859,918
  CMG PLC....................................         6,800          198,400
  CMG PLC....................................        30,800          899,233
  Colt Telecom Group PLC*....................        62,800          528,812
  Dixons Group PLC...........................        51,900          530,519
  Gallaher Group PLC.........................        49,900          364,218
  Glaxo Welcome PLC..........................        22,700          670,076
  Misys PLC..................................       109,765          968,120
  National Grid Group PLC....................        95,100          707,869
  Orange PLC*................................        92,600          889,114
  Pearson PLC................................        48,706          906,348
  Shire Pharmaceuticals Group PLC -- ADR*....        20,000          437,500
  Somerfield PLC.............................        48,900          346,947
  Vodafone Group PLC.........................        84,808          984,364
                                                                ------------
                                                                  10,997,807
                                                                ------------
UNITED STATES OF AMERICA -- 51.8%
  Airtouch Communications, Inc.*.............        21,300        1,214,100
  Alltel Corp................................        46,600        2,207,675
  America Online, Inc.*......................        18,400        2,047,000
  Amgen, Inc.*...............................        27,000        2,040,187
  Ascend Communications, Inc.*...............        44,500        2,024,750
  At Home Corp.*.............................        46,300        2,216,612
  Cellular Communications International
    Co.*.....................................        13,500          732,375
  Ceridian Corp.*............................        36,000        2,065,500
  Cisco Systems, Inc.*.......................        32,500        2,008,906
  Comcast Corp...............................        45,900        2,154,431
  Compaq Computer Corp.......................        65,600        2,074,600
  Dayton Hudson Corp.........................        24,400          872,300
  Eli Lilly and Co...........................        27,000        2,114,437
  General Instruments Corp.*.................        94,400        2,041,400
  Global Crossing, Ltd.*.....................        93,100        1,943,462
  Global Telesystems Group, Inc.*............        17,200          580,500
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

UNITED STATES OF AMERICA (CONTINUED)

  Intel Corp.................................        24,800     $  2,126,600
  International Business Machines Corp.......        16,100        2,060,800
  MCI Worldcom, Inc.*........................        43,200        2,111,400
  MediaOne Group, Inc.*......................        46,700        2,075,231
  Republic Services, Inc. -- Cl. A*..........       114,100        2,224,950
  Schering-Plough Corp.......................        20,600        2,133,388
  Schlumberger, Ltd..........................        33,300        1,675,406
  Seagate Technology, Inc.*..................        88,600        2,220,538
  Service Corp. International................        62,700        1,998,563
  SunAmerica, Inc.*..........................        26,500        1,616,500
  Tele-Communications, Inc.*.................        43,000        1,682,375
  Tele-Communications TCI Ventures Group*....        90,500        1,623,344
  Texaco, Inc................................        30,100        1,886,894
  The Equitable Companies, Inc...............        12,200          504,775
  The Kroger Co.*............................        36,800        1,840,000
  Time Warner, Inc...........................        23,400        2,048,963
  Tyco International, Ltd....................        14,200          784,550
  Wal-Mart Stores, Inc.......................        26,000        1,420,250
  Waste Management, Inc......................        44,600        2,143,588
                                                                ------------
                                                                  62,516,350
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $109,297,380)......................................      119,457,731
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.7%
-------------------------------------------------------------------------------
  Associates First Capital Corp.
    5.74%, 10/01/98                               $ 1,540,000         1,540,000
  Central Illinois Public
    5.78%, 10/01/98                                 2,867,000         2,867,000
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $4,407,000)                                                   4,407,000
                                                                   ------------
TOTAL INVESTMENTS -- 102.9%
  (Cost $113,704,380)                                               123,864,731
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%)                      (3,492,804)
                                                                   ------------
NET ASSETS -- 100.0%                                               $120,371,927
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Airlines....................................         1.1%
Alcoholic Beverages.........................         0.0
Automobiles.................................         2.6
Automotive Equipment........................         0.4
Biotechnology...............................         1.7
Broadcasting................................         0.6
Cable T.V...................................         4.9
Chemicals...................................         1.1
Computer Services...........................         0.8
Computers/Office Automation.................         9.7
Consumer Electricals........................         0.5
Department/Discount Stores..................         2.4
Drugs/Pharmaceuticals.......................         7.5
Electric Utilities..........................         3.9
Electronic Data Processing..................         1.1
Electronic Instruments......................         1.7
Electronics/Music Chains....................         0.4
Entertainment...............................         1.9
Environmental Services......................         3.6
Food Chains.................................         4.4
Grocery Products............................         3.0
Industrial Engineering/Construction.........         2.1
Integrated Oil Companies....................         1.6
Investment Companies........................         1.3

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Machinery/Equipment.........................         1.9%
Medical Supplies............................         1.2
Money-Center Banks..........................         0.9
Multi-line Insurers.........................         1.5
Oilfield Services/Equipment.................         1.9
Other Commercial/Industrial Services........         1.6
Other Consumer Services.....................         5.2
Other Financial Services....................         1.3
Other Producers/Manufacturing...............         0.7
Other Retail Trade..........................         0.9
Publishing..................................         2.2
Recreational Products.......................         0.5
Regional/Commercial Banks...................         1.0
Rental/Leasing Companies....................         0.6
Semiconductors/Electronic Components........         2.9
Soaps/Cosmetics.............................         0.4
Software....................................         2.6
Telecommunications Equipment................         3.1
Telecommunications Services.................         7.0
Telephone...................................         6.0
Tobacco.....................................         1.2
Liabilities in Excess of Other Assets.......        (2.9)
                                                  ------
NET ASSETS..................................       100.0%
                                                  ------
                                                  ------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For an Advisory Capital Share Outstanding During the Period Indicated.

                                                                               DISTRIBUTIONS FROM:
                                                                           ----------------------------
                           NET ASSET         NET          NET REALIZED         NET            NET         NET ASSET
                             VALUE,       INVESTMENT     AND UNREALIZED    INVESTMENT       REALIZED        VALUE,
                           BEGINNING    INCOME (LOSS)    GAINS (LOSSES)      INCOME      CAPITAL GAINS      ENDING
--------------------------------------------------------------------------------------------------------------------
                                                  US EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/98                  $15.66           (0.02)           (0.14)             --           (0.27)       $15.23
  7/21/97 (commenced) to
    3/31/98+                  12.50           (0.01)            3.26           (0.01)          (0.08)        15.66
VALUE
  7/31/98 (commenced) to
    9/30/98++                $12.50            0.01            (1.36)             --              --        $11.15
MID CAP GROWTH
  For the period ended
    9/30/98                  $23.30           (0.03)           (4.00)             --           (1.60)       $17.67
  For the year ended
    3/31/98                   18.01           (0.21)            7.48              --           (1.98)        23.30
  For the year ended
    3/31/97                   17.99           (0.04)            0.32              --           (0.26)        18.01
  For the year ended
    3/31/96                   13.66           (0.07)            4.86              --           (0.46)        17.99
  6/30/94 (commenced) to
    3/31/95                   12.50           (0.02)            1.18              --              --         13.66
SMALL CAP GROWTH
  For the period ended
    9/30/98                  $19.27            0.19            (5.29)             --           (0.35)       $13.82
  For the year ended
    3/31/98                   13.19            0.03             6.16              --           (0.11)        19.27
  For the year ended
    3/31/97                   14.16           (0.07)           (0.77)             --           (0.13)        13.19
  8/31/95 (commenced) to
    3/31/96                   12.50           (0.03)            1.69              --              --         14.16
MINI CAP GROWTH
  (INSTITUTIONAL ONLY)
  For the period ended
    9/30/98                  $25.05           (0.18)           (6.62)             --           (0.42)       $17.83
  For the year ended
    3/31/98                   15.94           (0.17)           10.93              --           (1.65)        25.05
  For the year ended
    3/31/97                   15.85           (0.17)            0.84              --           (0.58)        15.94
  7/12/95 (commenced) to
    3/31/96                   12.50           (0.05)            3.40              --              --         15.85
BALANCED GROWTH
  For the period ended
    9/30/98                  $18.48            0.20            (0.38)          (0.25)          (1.71)       $16.34
  For the year ended
    3/31/98                   13.42            0.30             5.07           (0.31)             --         18.48
  For the year ended
    3/31/97                   12.69            0.24             0.73           (0.24)             --         13.42
  8/31/95 (commenced) to
    3/31/96                   12.50            0.15             0.19           (0.15)             --         12.69
CONVERTIBLE
  For the period ended
    9/30/98                  $18.47            0.22            (1.39)          (0.24)          (0.31)       $16.75
  For the year ended
    3/31/98                   15.19            0.48             4.19           (0.48)          (0.91)        18.47
  For the year ended
    3/31/97                   13.72            0.42             1.50           (0.42)          (0.03)        15.19
  8/31/95 (commenced) to
    3/31/96                   12.50            0.17             1.22           (0.17)             --         13.72

                                               US FIXED INCOME FUNDS
HIGH QUALITY BOND
  7/24/98 (commenced) to
    9/30/98                  $12.43            0.12             0.18           (0.14)             --        $12.59
HIGH YIELD BOND
  For the period ended
    9/30/98                  $12.72            0.56            (1.22)          (0.61)             --        $11.45
  3/27/98 (commenced) to
    3/31/98                   12.70            0.01             0.01              --              --         12.72

                                             INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    9/30/98                  $17.43            0.07            (1.66)          (0.13)             --        $15.71
  For the year ended
    3/31/98                   12.75           (0.04)            4.72              --              --         17.43
  2/28/97 (commenced) to
    3/31/97                   12.50              --             0.25              --              --         12.75
INTERNATIONAL SMALL CAP
  GROWTH
  For the period ended
    9/30/98                  $19.18            0.07            (1.65)          (0.09)             --        $17.51
  For the year ended
    3/31/98                   14.01            0.05             5.12              --              --         19.18
  For the year ended
    3/31/97                   13.52           (0.06)            2.01              --           (1.46)        14.01
  8/31/95 (commenced) to
    3/31/96                   12.50            0.01             1.01              --              --         13.52
EMERGING COUNTRIES
  For the period ended
    9/30/98                  $17.76            0.26            (6.65)          (0.18)             --        $11.19
  For the year ended
    3/31/98                   16.47            0.07             1.33              --           (0.11)        17.76
  For the year ended
    3/31/97                   13.18           (0.04)            3.37              --           (0.04)        16.47
  8/31/95 (commenced) to
    3/31/96                   12.50            0.01             0.67              --              --         13.18

                                                 GLOBAL EQUITY FUND
WORLDWIDE GROWTH
  For the period ended
    9/30/98                  $19.63            0.04            (1.27)          (0.15)          (1.06)       $17.19
  For the year ended
    3/31/98                   15.00           (0.11)            5.29              --           (0.55)        19.63
  For the year ended
    3/31/97                   13.27            0.01             1.72              --              --         15.00
  8/31/95 (commenced) to
    3/31/96                   12.50           (0.04)            0.81              --              --         13.27

----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.
  + Total return has been linked to the inception of the Institutional Class and adjusted to reflect the difference in expenses. Had the return not been linked, Large Cap Growth's Advisory Shares' total return for the fiscal year ended 3/31/98 would have been 26.07%.
 ++ Total return has been linked to the inception of the Institutional Class and adjusted to reflect the difference in expenses. Had the return not been linked, Value Fund's Advisory Shares' total return for the period ended 9/30/98 would have been (10.80%).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                               RATIOS TO AVERAGE NET ASSETS (A)
                                       -------------------------------------------------
                                          NET                                              PORTFOLIO   AVERAGE     NET ASSETS,
                             TOTAL     INVESTMENT     TOTAL        EXPENSE        NET      TURNOVER   COMMISSION      ENDING
                            RETURN       INCOME      EXPENSES    REIMBURSEMENTS EXPENSES     RATE     RATE PAID     (IN 000S)
-------------------------------------------------------------------------------------------------------------------------------
                                                        US EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/98                  (1.19%)      (0.38%)       1.91%         (0.65%)      1.26%      125%      0.0590       $  1,446
  7/21/97 (commenced) to
    3/31/98+                 62.47%       (0.62%)      10.45%         (9.20%)      1.25%      306%      0.0584            799
VALUE
  7/31/98 (commenced) to
    9/30/98++               (10.59%)       1.06%        4.15%         (2.80%)      1.35%       52%      0.0600       $    664
MID CAP GROWTH
  For the period ended
    9/30/98                 (18.63%)      (0.67%)       1.33%         (0.13%)      1.20%       67%      0.0589       $ 10,261
  For the year ended
    3/31/98                  42.00%       (0.97%)       1.95%         (0.73%)      1.22%      200%      0.0552         12,204
  For the year ended
    3/31/97                   1.39%       (0.69%)       1.84%         (0.59%)      1.25%      153%      0.0582         13,115
  For the year ended
    3/31/96                  35.37%       (0.57%)       2.84%         (1.61%)      1.23%      114%      0.0593          4,274
  6/30/94 (commenced) to
    3/31/95                   9.28%       (0.33%)       3.52%         (2.28%)      1.24%       98%         n/a          2,121
SMALL CAP GROWTH
  For the period ended
    9/30/98                 (26.87%)      (0.86%)       1.58%         (0.10%)      1.48%       42%      0.0467       $  8,347
  For the year ended
    3/31/98                  47.01%       (1.52%)       2.39%         (0.87%)      1.52%       92%      0.0528         12,508
  For the year ended
    3/31/97                  (6.03%)      (1.02%)      10.79%         (9.28%)      1.51%      113%      0.0520          1,013
  8/31/95 (commenced) to
    3/31/96                  13.28%       (1.05%)      37.86%        (36.37%)      1.49%      130%      0.0523            314
MINI CAP GROWTH
  (INSTITUTIONAL ONLY)
  For the period ended
    9/30/98                 (27.58%)      (1.12%)       1.71%         (0.16%)      1.55%       48%      0.0510       $ 52,708
  For the year ended
    3/31/98                  68.89%       (2.51%)       1.83%         (0.26%)      1.57%      113%      0.0501         82,556
  For the year ended
    3/31/97                   3.90%       (1.08%)       1.99%         (0.43%)      1.56%      164%      0.0455         28,712
  7/12/95 (commenced) to
    3/31/96                  26.80%       (0.98%)       2.46%         (0.91%)      1.55%      107%      0.0529         25,237
BALANCED GROWTH
  For the period ended
    9/30/98                  (1.61%)       2.20%        1.79%         (0.27%)      1.52%       98%      0.0081       $    139
  For the year ended
    3/31/98                  40.21%        4.09%       11.28%        (10.02%)      1.26%      260%      0.0600            166
  For the year ended
    3/31/97                   7.60%        2.15%      126.75%       (125.49%)      1.26%      213%      0.0586             73
  8/31/95 (commenced) to
    3/31/96                   2.77%        2.16%     3094.48%      (3093.23%)      1.25%      197%      0.0594              1
CONVERTIBLE
  For the period ended
    9/30/98                  (6.62%)       2.46%        1.36%         (0.15%)      1.21%       71%      0.0287       $  6,990
  For the year ended
    3/31/98                  31.54%        5.99%        2.35%         (1.13%)      1.22%      160%      0.0595          7,080
  For the year ended
    3/31/97                  14.13%        3.29%        2.90%         (1.65%)      1.25%      167%      0.0154          4,599
  8/31/95 (commenced) to
    3/31/96                  11.13%        3.59%        9.21%         (7.96%)      1.25%      145%      0.0597          1,085

                                                     US FIXED INCOME FUNDS
HIGH QUALITY BOND
  7/24/98 (commenced) to
    9/30/98                   4.50%        6.14%        2.16%         (1.44%)      0.72%      170%         n/a       $    301
HIGH YIELD BOND
  For the period ended
    9/30/98                  (5.46%)       9.07%        1.63%         (0.63%)      1.00%      133%         n/a       $  1,534
  3/27/98 (commenced) to
    3/31/98                   0.16%        7.53%        0.97%          0.00%       0.97%      484%         n/a            567

                                                  INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    9/30/98                  (9.22%)       0.07%        1.80%         (0.23%)      1.57%      101%      0.0240       $  5,075
  For the year ended
    3/31/98                  36.63%       (0.47%)       3.18%         (1.52%)      1.66%      274%      0.0128          1,719
  2/28/97 (commenced) to
    3/31/97                   2.00%        0.00%     2667.07%      (2667.07%)      0.00%       76%      0.0106              1
INTERNATIONAL SMALL CAP
  GROWTH
  For the period ended
    9/30/98                  (8.32%)      (0.11%)       1.85%         (0.19%)      1.66%       82%      0.0047       $ 15,054
  For the year ended
    3/31/98                  36.90%       (0.43%)       6.15%         (4.49%)      1.66%      198%      0.0086          8,810
  For the year ended
    3/31/97                  15.03%       (0.64%)     151.33%       (149.67%)      1.66%      206%      0.0098             42
  8/31/95 (commenced) to
    3/31/96                   8.16%        0.33%      531.72%       (530.07%)      1.65%      141%      0.0128             19
EMERGING COUNTRIES
  For the period ended
    9/30/98                 (36.28%)       0.72%        2.14%         (0.23%)      1.91%      117%      0.0010       $ 38,770
  For the year ended
    3/31/98                   8.60%        1.06%        2.43%         (0.52%)      1.91%      243%      0.0014         46,711
  For the year ended
    3/31/97                  25.29%       (0.87%)       4.20%         (2.29%)      1.91%      176%      0.0021          8,660
  8/31/95 (commenced) to
    3/31/96                   5.44%        0.47%       44.24%        (42.34%)      1.90%      118%      0.0022            350

                                                      GLOBAL EQUITY FUND
WORLDWIDE GROWTH
  For the period ended
    9/30/98                  (7.37%)      (0.15%)       1.71%         (0.10%)      1.61%      122%      0.0213       $  1,032
  For the year ended
    3/31/98                  35.11%       (0.47%)       3.75%         (2.14%)      1.61%      202%      0.0221            645
  For the year ended
    3/31/97                  12.87%       (0.91%)      34.99%        (33.38%)      1.61%      182%      0.0078            642
  8/31/95 (commenced) to
    3/31/96                   6.32%       (0.50%)    3232.53%      (3230.93%)      1.60%      132%      0.0187              1

----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.
  + Total return has been linked to the inception of the Institutional Class and adjusted to reflect the difference in expenses. Had the return not been linked, Large Cap Growth's Advisory Shares' total return for the fiscal year ended 3/31/98 would have been 26.07%.
 ++ Total return has been linked to the inception of the Institutional Class and adjusted to reflect the difference in expenses. Had the return not been linked, Value Fund's Advisory Shares' total return for the period ended 9/30/98 would have been (10.80%).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

                            LARGE CAP                 MID CAP      SMALL CAP     MINI CAP
                             GROWTH       VALUE        GROWTH        GROWTH     GROWTH (1)
ASSETS
Investments, at value*     $20,483,134  $8,445,884  $352,496,128  $434,813,631  $52,034,845
Foreign currencies, at
  value**                           --          --            --            --           --
Cash                               565         103         3,257         2,260          298
Receivables:
  Investments sold             471,896          --     2,829,698     3,567,416      859,187
  Capital shares sold           88,481     162,390       318,461       503,750       23,296
  Dividends                      4,968      11,148        48,924       110,134        1,212
  Interest                          --          --            --         2,385           --
  Securities lending             3,450         203        72,561        91,962        6,733
  From investment advisor        4,929       7,149        18,890        14,934           --
Unrealized gain on
  forward currency
  contracts                         --          --            --            --           --
Other assets                    36,799         209         4,846        14,893        1,717
                           -----------  ----------  ------------  ------------  -----------
    Total assets            21,094,222   8,627,086   355,792,765   439,121,365   52,927,288
                           -----------  ----------  ------------  ------------  -----------
LIABILITIES
Payables:
  Bank overdraft                    --          --            --            --           --
  Investments purchased        769,916          --     6,229,182     4,385,305      108,853
  Capital shares
    purchased                    2,928      21,021       633,654       848,353       11,091
  Dividends and
    distributions                   --          --            --            --           --
  To investment advisor             --          --            --            --           --
  Accrued expenses                  --         471       552,233       488,441       99,045
                           -----------  ----------  ------------  ------------  -----------
    Total liabilities          772,844      21,492     7,415,069     5,722,099      218,989
                           -----------  ----------  ------------  ------------  -----------
NET ASSETS                 $20,321,378  $8,605,594  $348,377,696  $433,399,266  $52,708,299
                           -----------  ----------  ------------  ------------  -----------

   * Investments, at cost  $19,532,673  $7,638,451  $321,033,032  $385,299,991  $49,658,769
                           -----------  ----------  ------------  ------------  -----------
  ** Foreign currencies,
    at cost                $        --  $       --  $         --  $         --  $        --
                           -----------  ----------  ------------  ------------  -----------
NET ASSETS CONSIST OF:
Paid-in capital            $19,467,243  $7,193,857  $345,311,595  $423,994,086  $46,621,557
Undistributed net
  investment income
  (loss)                       (94,924)     64,053   (19,643,647)  (33,126,410)  (1,689,812)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                    (1,402)    540,251    (8,753,348)   (6,982,050)   5,400,478
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies        950,461     807,433    31,463,096    49,513,640    2,376,076
                           -----------  ----------  ------------  ------------  -----------
Net Assets applicable to
  all shares outstanding   $20,321,378  $8,605,594  $348,377,696  $433,399,266  $52,708,299
                           -----------  ----------  ------------  ------------  -----------

Net Assets of Advisory
  Shares                   $ 1,445,951  $  663,861  $ 10,260,663  $  8,347,491  $52,708,299
                           -----------  ----------  ------------  ------------  -----------
Advisory Shares
  outstanding                   94,925      59,514       580,615       604,033    2,956,074
                           -----------  ----------  ------------  ------------  -----------
NET ASSET VALUE --
  ADVISORY SHARE           $     15.23  $    11.15  $      17.67  $      13.82  $     17.83
                           -----------  ----------  ------------  ------------  -----------

(1)  Institutional Shares only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                            BALANCED                  HIGH QUALITY     HIGH YIELD    INTERNATIONAL    INTERNATIONAL
                             GROWTH     CONVERTIBLE       BOND            BOND       CORE GROWTH    SMALL CAP GROWTH
ASSETS
Investments, at value*     $32,417,398  $245,538,323   $29,906,073    $ 80,489,242   $91,856,059       $102,013,399
Foreign currencies, at
  value**                          235            --            42              --            --                336
Cash                                --            --           631              --            --              2,222
Receivables:
  Investments sold           1,678,185     1,196,118     2,642,185       1,408,672     3,362,829          1,358,716
  Capital shares sold          106,895       306,501         2,242         639,545       206,989            149,899
  Dividends                     19,795        91,457        10,434              --        72,220            115,019
  Interest                     205,577     1,189,939       383,909       1,696,353            --                 --
  Securities lending             1,234         9,582            --              --            --              3,418
  From investment advisor           --        18,633        14,719           3,426         9,892              9,897
Unrealized gain on
  forward currency
  contracts                      3,555            --        33,561              --            --                 --
Other assets                    11,882         5,182         9,977          18,975        10,470             87,965
                           -----------  ------------  -------------   ------------   ------------   -----------------
    Total assets            34,444,756   248,355,735    33,003,773      84,256,213    95,518,459        103,740,871
                           -----------  ------------  -------------   ------------   ------------   -----------------
LIABILITIES
Payables:
  Bank overdraft                   551         6,769            --             689       198,425                 --
  Investments purchased      1,766,655     3,164,406     1,407,944       4,259,986     1,425,731          1,912,713
  Capital shares
    purchased                   22,754        58,027            --           4,820       109,943             37,473
  Dividends and
    distributions              187,564     1,084,669       170,242         619,155            --                 --
  To investment advisor          3,328            --            --              --            --                 --
  Accrued expenses                  --       332,036        47,551         297,790        32,184            159,477
                           -----------  ------------  -------------   ------------   ------------   -----------------
    Total liabilities        1,980,852     4,645,907     1,625,737       5,182,440     1,766,283          2,109,663
                           -----------  ------------  -------------   ------------   ------------   -----------------
NET ASSETS                 $32,463,904  $243,709,828   $31,378,036    $ 79,073,773   $93,752,176       $101,631,208
                           -----------  ------------  -------------   ------------   ------------   -----------------

   * Investments, at cost  $29,715,154  $218,447,178   $29,255,419    $ 86,003,114   $90,486,974       $ 95,254,424
                           -----------  ------------  -------------   ------------   ------------   -----------------
  ** Foreign currencies,
    at cost                $       235  $         --   $        46    $         --   $        --       $        333
                           -----------  ------------  -------------   ------------   ------------   -----------------
NET ASSETS CONSIST OF:
Paid-in capital            $29,266,828  $220,754,924   $30,639,778    $ 86,661,970   $95,905,094       $ 92,650,367
Undistributed net
  investment income
  (loss)                       (41,840)      (17,191)       46,085        (208,124)     (306,569)        (1,305,083)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                   531,701    (4,119,050)        4,292      (1,866,201)   (3,291,119)         3,513,509
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      2,707,215    27,091,145       687,881      (5,513,872)    1,444,770          6,772,415
                           -----------  ------------  -------------   ------------   ------------   -----------------
Net Assets applicable to
  all shares outstanding   $32,463,904  $243,709,828   $31,378,036    $ 79,073,773   $93,752,176       $101,631,208
                           -----------  ------------  -------------   ------------   ------------   -----------------

Net Assets of Advisory
  Shares                   $   139,066  $  6,989,451   $   301,231    $  1,533,589   $ 5,074,902       $ 15,054,086
                           -----------  ------------  -------------   ------------   ------------   -----------------
Advisory Shares
  outstanding                    8,509       417,194        23,919         133,961       323,060            859,931
                           -----------  ------------  -------------   ------------   ------------   -----------------
NET ASSET VALUE --
  ADVISORY SHARE           $     16.34  $      16.75   $     12.59    $      11.45   $     15.71       $      17.51
                           -----------  ------------  -------------   ------------   ------------   -----------------

                              EMERGING        WORLDWIDE
                             COUNTRIES          GROWTH
ASSETS
Investments, at value*     $  213,292,910   $  123,864,731
Foreign currencies, at
  value**                       4,136,996              336
Cash                                   --            1,185
Receivables:
  Investments sold             12,904,219        7,158,778
  Capital shares sold             202,162          108,735
  Dividends                       226,998          166,503
  Interest                             --            3,425
  Securities lending               25,401           12,248
  From investment advisor          18,592               --
Unrealized gain on
  forward currency
  contracts                            --               --
Other assets                       13,919           25,592
                           --------------   --------------
    Total assets              230,821,197      131,341,533
                           --------------   --------------
LIABILITIES
Payables:
  Bank overdraft                    7,901               --
  Investments purchased         2,724,379       10,685,209
  Capital shares
    purchased                     342,649          134,400
  Dividends and
    distributions                      --               --
  To investment advisor                --               --
  Accrued expenses                402,785          149,997
                           --------------   --------------
    Total liabilities           3,477,714       10,969,606
                           --------------   --------------
NET ASSETS                 $  227,343,483   $  120,371,927
                           --------------   --------------
   * Investments, at cost  $  239,957,639   $  113,704,380
                           --------------   --------------
  ** Foreign currencies,
    at cost                $    4,097,708   $          335
                           --------------   --------------
NET ASSETS CONSIST OF:
Paid-in capital            $  344,345,573   $  111,510,583
Undistributed net
  investment income
  (loss)                       (1,008,377)      (6,277,186)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                  (89,498,206)       4,933,658
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       (26,495,507)      10,204,872
                           --------------   --------------
Net Assets applicable to
  all shares outstanding   $  227,343,483   $  120,371,927
                           --------------   --------------
Net Assets of Advisory
  Shares                   $   38,770,361   $    1,031,898
                           --------------   --------------
Advisory Shares
  outstanding                   3,464,993           60,033
                           --------------   --------------
NET ASSET VALUE --
  ADVISORY SHARE           $        11.19   $        17.19
                           --------------   --------------

(1)  Institutional Shares only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 1998

                            LARGE CAP                       MID CAP          SMALL CAP         MINI CAP
                             GROWTH          VALUE           GROWTH           GROWTH          GROWTH (1)
INVESTMENT INCOME
Dividends, net of foreign
  taxes                    $   21,206    $     76,625    $     303,815    $      809,757    $      30,968
Interest                       36,267           3,298          292,297           404,380           64,377
Securities lending             13,002             887          526,539           590,070           60,182
                           -----------   -------------   --------------   ---------------   --------------
  Total Income                 70,475          80,810        1,122,651         1,804,207          155,527
                           -----------   -------------   --------------   ---------------   --------------
EXPENSES
Advisory fee                   60,576          32,983        1,613,537         2,972,639          445,222
Accounting and
  administration fees          45,907          32,673          315,738           390,976           67,405
Custodian fees                  9,501           7,927           31,302            45,955           11,984
Transfer agent fees and
  expenses                      6,991           2,886          172,419           285,632           23,691
Distribution and
  shareholder servicing
  fees                         44,635             844        1,107,093         1,437,464               --
Administrative services         7,403           2,988          188,863           265,725           25,049
Professional fees               3,922           2,171          106,711           150,076           18,101
Shareholder reporting           2,249           1,249           61,439            86,396           10,420
Registration fees               2,424           1,307           54,156            67,102            8,172
Trustees' fees and
  expenses                      4,307           2,556            9,114            10,403            3,245
Credit facility fee               209             145            7,747            11,634            1,400
Miscellaneous                     543             288           14,035            19,433            2,360
                           -----------   -------------   --------------   ---------------   --------------
  Total Expenses              188,667          88,017        3,682,154         5,743,435          617,049
Expenses reimbursed           (51,905)        (43,288)        (264,140)         (304,858)         (59,065)
                           -----------   -------------   --------------   ---------------   --------------
  Net Expenses                136,762          44,729        3,418,014         5,438,577          557,984
                           -----------   -------------   --------------   ---------------   --------------
NET INVESTMENT INCOME
  (LOSS)                      (66,287)         36,081       (2,295,363)       (3,634,370)        (402,457)
                           -----------   -------------   --------------   ---------------   --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                  200,020         730,836         (615,392)       46,464,908        4,278,360
  Foreign currency
    transactions                   --              --               --                --               --
                           -----------   -------------   --------------   ---------------   --------------
    Net realized gain
      (loss)                  200,020         730,836         (615,392)       46,464,908        4,278,360
                           -----------   -------------   --------------   ---------------   --------------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                (704,243)     (1,562,324)     (80,799,283)     (208,065,698)     (25,057,312)
  Other assets and
    liabilities
    denominated in
    foreign currencies             --              --               --                --               --
                           -----------   -------------   --------------   ---------------   --------------
    Net unrealized
      appreciation
      (depreciation)         (704,243)     (1,562,324)     (80,799,283)     (208,065,698)     (25,057,312)
                           -----------   -------------   --------------   ---------------   --------------

NET GAIN (LOSS) ON
  INVESTMENTS                (504,223)       (831,488)     (81,414,675)     (161,600,790)     (20,778,952)
                           -----------   -------------   --------------   ---------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $ (570,510)   $   (795,407)   $ (83,710,038)   $ (165,235,160)   $ (21,181,409)
                           -----------   -------------   --------------   ---------------   --------------

(1)  Institutional Shares only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                             BALANCED                       HIGH QUALITY     HIGH YIELD    INTERNATIONAL     INTERNATIONAL
                              GROWTH        CONVERTIBLE         BOND            BOND        CORE GROWTH    SMALL CAP GROWTH
INVESTMENT INCOME
Dividends, net of foreign
  taxes                    $    174,838    $   1,865,076      $   49,913    $    157,148   $    457,212      $     460,682
Interest                        449,618        2,800,753         649,273       3,012,350        191,284            267,202
Securities lending                3,413           48,103              --              --         12,991             34,726
                           -------------   --------------   -------------   ------------   -------------   -----------------
  Total Income                  627,869        4,713,932         699,186       3,169,498        661,487            762,610
                           -------------   --------------   -------------   ------------   -------------   -----------------
EXPENSES
Advisory fee                    126,445          977,046          46,745         191,726        383,305            502,022
Accounting and
  administration fees            55,379          196,948          38,085          46,097         78,233             92,012
Custodian fees                    9,217           15,975           8,752           7,130         41,706             93,998
Transfer agent fees and
  expenses                       15,330          105,864           7,655              --         28,553             37,157
Distribution and
  shareholder servicing
  fees                          136,720          716,008          16,336         220,090        108,755            150,245
Administrative services          16,070          145,101           7,085          15,070         29,020             39,352
Professional fees                 8,287           63,769           4,690         162,481         18,794             24,855
Shareholder reporting             4,768           36,701           2,706           8,657         10,813             14,306
Registration fees                 4,410           32,961           4,476           7,670         11,073             16,324
Trustees' fees and
  expenses                        4,492            7,431           2,833             937          5,230              5,450
Credit facility fee                 540            4,246             167           1,074            983              1,557
Miscellaneous                     1,110            8,532             683             346          2,585              3,356
                           -------------   --------------   -------------   ------------   -------------   -----------------
  Total Expenses                382,768        2,310,582         140,213         661,278        719,050            980,634
Expenses reimbursed             (45,362)        (198,180)        (75,361)       (201,801)       (88,348)           (95,425)
                           -------------   --------------   -------------   ------------   -------------   -----------------
  Net Expenses                  337,406        2,112,402          64,852         459,477        630,702            885,209
                           -------------   --------------   -------------   ------------   -------------   -----------------
NET INVESTMENT INCOME
  (LOSS)                        290,463        2,601,530         634,334       2,710,021         30,785           (122,599)
                           -------------   --------------   -------------   ------------   -------------   -----------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                  1,542,495       (1,052,080)        297,045      (2,116,280)      (934,015)         5,055,177
  Foreign currency
    transactions                (97,043)            (847)       (280,848)             --       (364,907)          (179,698)
                           -------------   --------------   -------------   ------------   -------------   -----------------
    Net realized gain
      (loss)                  1,445,452       (1,052,927)         16,197      (2,116,280)    (1,298,922)         4,875,479
                           -------------   --------------   -------------   ------------   -------------   -----------------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                (2,430,356)     (19,289,277)        321,543      (5,871,015)    (7,612,036)       (14,038,426)
  Other assets and
    liabilities
    denominated in
    foreign currencies           24,377               --          63,182              --         58,578             (8,762)
                           -------------   --------------   -------------   ------------   -------------   -----------------
    Net unrealized
      appreciation
      (depreciation)         (2,405,979)     (19,289,277)        384,725      (5,871,015)    (7,553,458)       (14,047,188)
                           -------------   --------------   -------------   ------------   -------------   -----------------

NET GAIN (LOSS) ON
  INVESTMENTS                  (960,527)     (20,342,204)        400,922      (7,987,295)    (8,852,380)        (9,171,709)
                           -------------   --------------   -------------   ------------   -------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $   (670,064)   $ (17,740,674)     $1,035,256    $ (5,277,274)  $ (8,821,595)     $  (9,294,308)
                           -------------   --------------   -------------   ------------   -------------   -----------------

                               EMERGING          WORLDWIDE
                              COUNTRIES           GROWTH
INVESTMENT INCOME
Dividends, net of foreign
  taxes                    $    2,816,230     $     857,546
Interest                          655,621           126,661
Securities lending                177,187            65,999
                           ----------------   ---------------
  Total Income                  3,649,038         1,050,206
                           ----------------   ---------------
EXPENSES
Advisory fee                    1,722,396           708,244
Accounting and
  administration fees             219,710           121,094
Custodian fees                    423,013            73,082
Transfer agent fees and
  expenses                        105,780            62,981
Distribution and
  shareholder servicing
  fees                            499,114           544,067
Administrative services           115,192            69,590
Professional fees                  69,157            35,534
Shareholder reporting              39,894            20,445
Registration fees                  45,767            17,432
Trustees' fees and
  expenses                          7,572             5,847
Credit facility fee                 5,027             2,489
Miscellaneous                       9,214             4,717
                           ----------------   ---------------
  Total Expenses                3,261,836         1,665,522
Expenses reimbursed              (324,579)          (66,616)
                           ----------------   ---------------
  Net Expenses                  2,937,257         1,598,906
                           ----------------   ---------------
NET INVESTMENT INCOME
  (LOSS)                          711,781          (548,700)
                           ----------------   ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                  (66,699,279)       10,723,288
  Foreign currency
    transactions                 (784,349)          (73,487)
                           ----------------   ---------------
    Net realized gain
      (loss)                  (67,483,628)       10,649,801
                           ----------------   ---------------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                 (62,044,956)      (19,074,967)
  Other assets and
    liabilities
    denominated in
    foreign currencies            169,804            37,371
                           ----------------   ---------------
    Net unrealized
      appreciation
      (depreciation)          (61,875,152)      (19,037,596)
                           ----------------   ---------------
NET GAIN (LOSS) ON
  INVESTMENTS                (129,358,780)       (8,387,795)
                           ----------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $ (128,646,999)    $  (8,936,495)
                           ----------------   ---------------

(1)  Institutional Shares only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, AND MARCH 31, 1998

                                                                                 LARGE CAP GROWTH                VALUE
                                                                             ----------------------------------------------------
                                                                              SEPTEMBER      MARCH      SEPTEMBER        MARCH
                                                                             -----------  -----------  ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                      $   (66,287) $   (27,991) $    36,081    $    79,194
  Net realized gain (loss)                                                       200,020      459,203      730,836        594,275
  Net unrealized appreciation (depreciation)                                    (704,243)   1,684,560   (1,562,324)     2,129,260
                                                                             -----------  -----------  ------------   -----------
    Net increase (decrease) from investment operations                          (570,510)   2,115,772     (795,407)     2,802,729
                                                                             -----------  -----------  ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Advisory Class                                                                    --          (15)          --            n/a
    Retail and Institutional Classes                                                  --         (428)          --        (63,521)
  From net realized gains
    Advisory Class                                                               (19,728)        (203)          --            n/a
    Retail and Institutional Classes                                            (284,787)    (436,906)    (342,264)      (619,777)
                                                                             -----------  -----------  ------------   -----------
    Total distributions                                                         (304,515)    (437,552)    (342,264)      (683,298)
                                                                             -----------  -----------  ------------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Advisory Class                                                               986,269      714,785      667,250            n/a
    Retail and Institutional Classes                                          10,059,184   10,800,103    2,396,600      5,455,630
  Distributions reinvested
    Advisory Class                                                                19,517          153           --            n/a
    Retail and Institutional Classes                                             273,331      113,575      342,264        683,297
  Cost of shares redeemed
    Advisory Class                                                              (269,412)      (2,705)          --            n/a
    Retail and Institutional Classes                                          (2,115,850)  (2,353,732)  (3,966,488)    (1,045,434)
                                                                             -----------  -----------  ------------   -----------
    Net Increase (decrease) from share transactions                            8,953,039    9,272,179     (560,374)     5,093,493
                                                                             -----------  -----------  ------------   -----------
    Net Increase (Decrease) in Net Assets                                      8,078,014   10,950,399   (1,698,045)     7,212,924
NET ASSETS
  Beginning                                                                   12,243,364    1,292,965   10,303,639      3,090,715
                                                                             -----------  -----------  ------------   -----------
  ENDING                                                                     $20,321,378  $12,243,364  $ 8,605,594    $10,303,639
                                                                             -----------  -----------  ------------   -----------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), ENDING                           $   (94,924) $   (28,637) $    64,053    $    27,972
                                                                             -----------  -----------  ------------   -----------
ADVISORY CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                     60,829       51,175       59,514            n/a
  Distributions reinvested                                                         1,139           11           --            n/a
  Shares redeemed                                                                (18,048)        (181)          --            n/a
                                                                             -----------  -----------  ------------   -----------
    Net Advisory Share Activity                                                   43,920       51,005       59,514            n/a
                                                                             -----------  -----------  ------------   -----------

----------------------------------

(1)  Institutional Shares only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


                                           MID CAP GROWTH                 SMALL CAP GROWTH                MINI CAP GROWTH (1)
                                     -------------------------------------------------------------------------------------------
                                      SEPTEMBER       MARCH         SEPTEMBER            MARCH          SEPTEMBER       MARCH
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
  Net investment income              $ (2,295,363) $ (5,007,955) $    (3,634,370)   $    (8,756,479)   $   (402,457) $  (885,171)
  Net realized gain (loss)               (615,392)   71,334,950       46,464,908         52,691,131       4,278,360    5,745,984
  Net unrealized appreciation
    (depreciation)                    (80,799,283)   91,335,002     (208,065,698)       211,279,518     (25,057,312)  25,973,258
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
    Net increase (decrease) from
      investment operations           (83,710,038)  157,661,997     (165,235,160)       255,214,170     (21,181,409)  30,834,071
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Advisory Class                             --            --               --                 --              --           --
    Retail and Institutional
      Classes                                  --            --               --                 --              --           --
  From net realized gains
    Advisory Class                       (833,271)   (1,145,207)        (132,798)           (17,729)     (1,298,811)  (5,282,913)
    Retail and Institutional
      Classes                         (22,939,290)  (98,869,095)     (38,982,140)       (82,925,260)             --           --
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
    Total distributions               (23,772,561) (100,014,302)     (39,114,938)       (82,942,989)     (1,298,811)  (5,282,913)
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Advisory Class                      1,860,194     3,584,125        4,917,780         20,108,210       9,692,164   69,138,576
    Retail and Institutional
      Classes                         139,474,963   327,547,958      924,443,830      2,224,250,938              --           --
  Distributions reinvested
    Advisory Class                        828,224     1,134,102          129,282             17,715       1,268,198    4,472,132
    Retail and Institutional
      Classes                          11,478,202    90,780,865       33,676,645         70,949,803              --           --
  Cost of shares redeemed
    Advisory Class                     (1,496,653)   (8,868,353)      (7,067,162)        (9,776,365)    (18,327,449) (45,574,203)
    Retail and Institutional
      Classes                        (182,175,233) (418,105,952)  (1,070,641,811)    (2,226,451,991)             --           --
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
    Net Increase (decrease) from
      share transactions              (30,030,303)   (3,927,255)    (114,541,436)        79,098,310      (7,367,087)  28,036,505
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
    Net Increase (Decrease) in Net
      Assets                         (137,512,902)   53,720,440     (318,891,534)       251,369,491     (29,847,307)  53,587,663
NET ASSETS
  Beginning                           485,890,598   432,170,158      752,290,800        500,921,309      82,555,606   28,967,943
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
  ENDING                             $348,377,696  $485,890,598  $   433,399,266    $   752,290,800    $ 52,708,299  $82,555,606
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), ENDING                     $(19,643,647) $(17,348,284) $   (33,126,410)   $   (29,492,040)   $ (1,689,812) $(1,287,355)
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
ADVISORY CLASS -- CAPITAL SHARE
 ACTIVITY
  Shares sold                              89,791       170,070          320,889          1,102,868         423,573    3,242,406
  Distributions reinvested                 37,715        55,785            7,194                997          53,041      202,450
  Shares redeemed                         (70,598)     (430,179)        (373,204)          (531,507)       (799,474)  (1,966,971)
                                     ------------  ------------  ----------------   ----------------   ------------  -----------
    Net Advisory Share Activity            56,908      (204,324)         (45,121)           572,358        (322,860)   1,477,885
                                     ------------  ------------  ----------------   ----------------   ------------  -----------


                                         BALANCED GROWTH               CONVERTIBLE

                                      SEPTEMBER      MARCH      SEPTEMBER        MARCH
                                     -----------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
  Net investment income              $   290,463  $   289,199  $  2,601,530  $  4,493,508
  Net realized gain (loss)             1,445,452    5,874,160    (1,052,927)    8,251,684
  Net unrealized appreciation
    (depreciation)                    (2,405,979)   3,137,422   (19,289,277)   35,936,585
                                     -----------  -----------  ------------  -------------
    Net increase (decrease) from
      investment operations             (670,064)   9,300,781   (17,740,674)   48,681,777
                                     -----------  -----------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Advisory Class                        (2,023)      (2,188)      (97,536)     (168,740)
    Retail and Institutional
      Classes                           (329,653)    (290,065)   (2,510,174)   (4,317,037)
  From net realized gains
    Advisory Class                       (13,216)          --      (125,141)     (321,839)
    Retail and Institutional
      Classes                         (5,370,502)  (2,064,995)   (3,949,402)  (14,460,080)
                                     -----------  -----------  ------------  -------------
    Total distributions               (5,715,394)  (2,357,248)   (6,682,253)  (19,267,696)
                                     -----------  -----------  ------------  -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Advisory Class                        10,298       67,581     1,817,396     1,905,912
    Retail and Institutional
      Classes                          5,998,240   10,233,886    35,451,980   109,971,636
  Distributions reinvested
    Advisory Class                        14,199        3,310       176,646       490,423
    Retail and Institutional
      Classes                          4,917,189    2,112,084     4,313,410    14,678,666
  Cost of shares redeemed
    Advisory Class                       (33,711)      (9,440)   (1,352,908)   (1,019,145)
    Retail and Institutional
      Classes                         (4,927,787) (11,283,310)  (25,013,243)  (32,609,396)
                                     -----------  -----------  ------------  -------------
    Net Increase (decrease) from
      share transactions               5,978,428    1,124,111    15,393,281    93,418,096
                                     -----------  -----------  ------------  -------------
    Net Increase (Decrease) in Net
      Assets                            (407,030)   8,067,644    (9,029,646)  122,832,177
NET ASSETS
  Beginning                           32,870,934   24,803,290   252,739,474   129,907,297
                                     -----------  -----------  ------------  -------------
  ENDING                             $32,463,904  $32,870,934  $243,709,828  $252,739,474
                                     -----------  -----------  ------------  -------------
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), ENDING                     $   (41,840) $      (627) $    (17,191) $    (11,011)
                                     -----------  -----------  ------------  -------------
ADVISORY CLASS -- CAPITAL SHARE
 ACTIVITY
  Shares sold                                569        3,525       100,386       111,297
  Distributions reinvested                   802          128         9,145        28,400
  Shares redeemed                         (1,822)        (106)      (75,681)      (59,172)
                                     -----------  -----------  ------------  -------------
    Net Advisory Share Activity             (451)       3,547        33,850        80,525
                                     -----------  -----------  ------------  -------------

----------------------------------

(1)  Institutional Shares only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
PERIODS ENDED SEPTEMBER 30, AND MARCH 31, 1998

                                                                           HIGH QUALITY BOND            HIGH YIELD BOND
                                                                        ------------------------------------------------------
                                                                         SEPTEMBER      MARCH       SEPTEMBER        MARCH
                                                                        -----------  -----------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                 $   634,334  $   901,985  $  2,710,021    $   499,478
  Net realized gain (loss)                                                   16,197      523,524    (2,116,280)       551,791
  Net unrealized appreciation (depreciation)                                384,725      246,235    (5,871,015)       310,375
                                                                        -----------  -----------  -------------   ------------
    Net increase (decrease) from investment operations                    1,035,256    1,671,744    (5,277,274)     1,361,644
                                                                        -----------  -----------  -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Advisory Class                                                           (3,252)          --       (64,605)            --
    Retail and Institutional Classes                                       (576,058)    (892,591)   (2,866,245)      (516,768)
  From net realized gains
    Advisory Class                                                               --           --            --             --
    Retail and Institutional Classes                                       (308,814)    (156,503)           --       (551,174)
                                                                        -----------  -----------  -------------   ------------
    Total distributions                                                    (888,124)  (1,049,094)   (2,930,850)    (1,067,942)
                                                                        -----------  -----------  -------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Advisory Class                                                            7,641           --     1,613,036         28,000
    Retail and Institutional Classes                                     11,437,477    4,978,031    70,370,886     10,703,762
    Proceeds from shares issued in merger                                10,272,379           --            --     16,364,513
  Distributions reinvested
    Advisory Class                                                            1,570           --        38,199             --
    Retail and Institutional Classes                                        682,922    1,048,960     1,057,835        237,690
  Cost of shares redeemed
    Advisory Class                                                               --           --      (518,212)            --
    Retail and Institutional Classes                                     (6,986,719)  (6,745,829)  (15,014,625)    (2,500,448)
                                                                        -----------  -----------  -------------   ------------
    Net Increase (decrease) from share transactions                      15,415,270     (718,838)   57,547,119     24,833,517
                                                                        -----------  -----------  -------------   ------------
    Net Increase (Decrease) in Net Assets                                15,562,402      (96,188)   49,338,995     25,127,219
NET ASSETS
  Beginning                                                              15,815,634   15,911,822    29,734,778      4,607,559
                                                                        -----------  -----------  -------------   ------------
  ENDING                                                                $31,378,036  $15,815,634  $ 79,073,773    $29,734,778
                                                                        -----------  -----------  -------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), ENDING                      $    46,085  $     3,841  $   (208,124)   $    12,705
                                                                        -----------  -----------  -------------   ------------
ADVISORY CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                                                   402          n/a       128,395          2,205
  Shares issued in merger                                                    23,390          n/a            --         42,382
  Distributions reinvested                                                      127          n/a         3,076             --
  Shares redeemed                                                                --          n/a       (42,097)            --
                                                                        -----------  -----------  -------------   ------------
    Net Advisory Share Activity                                              23,919          n/a        89,374         44,587
                                                                        -----------  -----------  -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                      INTERNATIONAL CORE GROWTH        INTERNATIONAL SMALL
                                                                            CAP GROWTH
                                     -----------------------------------------------------------
                                       SEPTEMBER        MARCH       SEPTEMBER          MARCH
                                     -------------   -----------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
  Net investment income              $     30,785    $  (105,124) $    (122,599)   $    (535,283)
  Net realized gain (loss)             (1,298,922)      (798,230)     4,875,479        8,493,580
  Net unrealized appreciation
    (depreciation)                     (7,553,458)     8,937,191    (14,047,188)      14,373,569
                                     -------------   -----------  --------------   -------------
    Net increase (decrease) from
      investment operations            (8,821,595)     8,033,837     (9,294,308)      22,331,866
                                     -------------   -----------  --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Advisory Class                        (29,623)            --         (2,471)              --
    Retail and Institutional
      Classes                            (205,129)            --             --               --
  From net realized gains
    Advisory Class                             --             --        (76,552)              --
    Retail and Institutional
      Classes                            (149,764)    (1,176,979)    (2,796,894)      (9,196,919)
                                     -------------   -----------  --------------   -------------
    Total distributions                  (384,516)    (1,176,979)    (2,875,917)      (9,196,919)
                                     -------------   -----------  --------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Advisory Class                      4,427,545      1,808,824     13,931,599        8,543,873
    Retail and Institutional
      Classes                         109,278,794     80,839,087    123,464,419      135,384,314
    Proceeds from shares issued in
      merger                                   --             --             --               --
  Distributions reinvested
    Advisory Class                         27,541             --         78,815               --
    Retail and Institutional
      Classes                             181,897      1,116,210      2,608,621        8,031,905
  Cost of shares redeemed
    Advisory Class                       (410,689)      (265,176)    (5,747,091)         (34,256)
    Retail and Institutional
      Classes                         (68,693,850)   (36,849,000)  (103,425,387)    (144,958,423)
                                     -------------   -----------  --------------   -------------
    Net Increase (decrease) from
      share transactions               44,811,238     46,649,945     30,910,976        6,967,413
                                     -------------   -----------  --------------   -------------
    Net Increase (Decrease) in Net
      Assets                           35,605,127     53,506,803     18,740,751       20,102,360
NET ASSETS
  Beginning                            58,147,049      4,640,246     82,890,457       62,788,097
                                     -------------   -----------  --------------   -------------
  ENDING                             $ 93,752,176    $58,147,049  $ 101,631,208    $  82,890,457
                                     -------------   -----------  --------------   -------------
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), ENDING                     $   (306,569)   $  (102,602) $  (1,305,083)   $  (1,180,013)
                                     -------------   -----------  --------------   -------------
ADVISORY CLASS -- CAPITAL SHARE
 ACTIVITY
  Shares sold                             246,472        115,512        687,508          458,377
                                               --             --             --               --
  Distributions reinvested                  1,407             --          3,699               --
  Shares redeemed                         (23,445)       (16,966)      (290,538)          (2,123)
                                     -------------   -----------  --------------   -------------
    Net Advisory Share Activity           224,434         98,546        400,669          456,254
                                     -------------   -----------  --------------   -------------

                                          EMERGING COUNTRIES               WORLDWIDE GROWTH

                                       SEPTEMBER         MARCH        SEPTEMBER          MARCH
                                     --------------   ------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
  Net investment income              $     711,781    $   (106,300) $    (548,700)   $  (1,375,278)
  Net realized gain (loss)             (67,483,628)    (17,633,714)    10,649,801       21,743,157
  Net unrealized appreciation
    (depreciation)                     (61,875,152)     30,115,298    (19,037,596)      16,567,799
                                     --------------   ------------  --------------   --------------
    Net increase (decrease) from
      investment operations           (128,646,999)     12,375,284     (8,936,495)      36,935,678
                                     --------------   ------------  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Advisory Class                        (676,244)             --         (9,654)              --
    Retail and Institutional
      Classes                             (105,494)             --       (464,138)              --
  From net realized gains
    Advisory Class                              --        (187,543)       (67,918)         (23,268)
    Retail and Institutional
      Classes                           (1,111,734)    (13,795,403)   (19,591,484)     (17,865,793)
                                     --------------   ------------  --------------   --------------
    Total distributions                 (1,893,472)    (13,982,946)   (20,133,194)     (17,889,061)
                                     --------------   ------------  --------------   --------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Advisory Class                      36,879,646      51,065,387      1,416,411        1,508,613
    Retail and Institutional
      Classes                          102,225,417     136,369,928    135,909,315      170,807,568
    Proceeds from shares issued in
      merger                                    --              --             --               --
  Distributions reinvested
    Advisory Class                         593,577         151,971         77,572           23,268
    Retail and Institutional
      Classes                              905,860      11,820,714      4,930,050       15,484,831
  Cost of shares redeemed
    Advisory Class                     (21,347,493)    (13,654,662)      (904,312)      (1,693,395)
    Retail and Institutional
      Classes                          (42,943,573)    (60,774,804)  (137,341,002)    (163,430,204)
                                     --------------   ------------  --------------   --------------
    Net Increase (decrease) from
      share transactions                76,313,434     124,978,534      4,088,034       22,700,681
                                     --------------   ------------  --------------   --------------
    Net Increase (Decrease) in Net
      Assets                           (54,227,037)    123,370,872    (24,981,655)      41,747,298
NET ASSETS
  Beginning                            281,570,520     158,199,648    145,353,582      103,606,284
                                     --------------   ------------  --------------   --------------
  ENDING                             $ 227,343,483    $281,570,520  $ 120,371,927    $ 145,353,582
                                     --------------   ------------  --------------   --------------
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), ENDING                     $  (1,008,377)   $   (938,420) $  (6,277,186)   $  (5,254,694)
                                     --------------   ------------  --------------   --------------
ADVISORY CLASS -- CAPITAL SHARE
 ACTIVITY
  Shares sold                            2,356,454       2,910,075         69,659           88,591
                                                --              --             --               --
  Distributions reinvested                  36,438           9,663          3,722            1,377
  Shares redeemed                       (1,558,661)       (814,722)       (46,197)         (99,927)
                                     --------------   ------------  --------------   --------------
    Net Advisory Share Activity            834,231       2,105,016         27,184           (9,959)
                                     --------------   ------------  --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Mutual Funds (the "Trust"), is an open end management investment company is organized as a Delaware business trust with a number of separate series (Funds), including the thirteen Funds covered by this report. Each Fund is a registered, diversified, open-end management investment company with their operations accounted for separately. The Trust offers Advisory shares (Class Q), Institutional shares (Class I) and retail shares (Class A, B and C). The Advisory shares have a distribution fee, the retail shares may have front-end or deferred sales charges and have distribution or shareholder servicing fees, and the Institutional shares have no sales charge, distribution or servicing fees. Mini Cap Growth offers Institutional shares only.

REORGANIZATION

  Before a shareholder approved reorganization effective July 24, 1998, the series of the Trust invested all of their assets in corresponding portfolios of Nicholas-Applegate Investment Trust, an arrangement known as a "master/feeder" structure. Upon the reorganization, the Institutional Portfolio series of the Trust were renamed Funds and were authorized to issue multiple classes of shares, and their outstanding shares were reclassified as Class I shares. At the same time, the A, B, C and Qualified Portfolios of the Trust (other than the Government Income Portfolios) transferred their assets to the corresponding Funds, and their shareholders received Class A, B, C and Q shares of the Funds on a tax-free basis. The A, B, C and Qualified Government Income Portfolios transferred their assets to the Fully Discretionary Fixed Income Fund, and their shareholders received Class A, B, C and Q shares of that Fund. Note F describes the net assets received by each Fund in the reorganization.

  As part of the reorganization, the following Funds changed to more descriptive names:

          NEW NAME                      FORMERLY
----------------------------  ----------------------------
Mid Cap Growth                Core Growth
Small Cap Growth              Emerging Growth
Convertible                   Income & Growth
High Quality Bond             Fully Discretionary Fixed
                               Income

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing their financial statements are described below. The policies are in conformity with generally accepted accounting principles.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized costs, which approximates market value. When market quotations are not available, a fair value for the securities is determined under the direction of the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of its foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund.

  Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Arrangements have been made with the Funds' custodians so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Fund allocates income, gains and losses, both realized and unrealized, and Fund level expenses based on relative net assets of each Class.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The lender's fees are applied as a reduction of custodian fees. The borrower fully collateralizes the loans with cash, letters of credit or U.S. Government securities.

  The market value of securities on loan and collateral received at September 30, 1998 were:

                                          MARKET
                                           VALUE    COLLATERAL
                                            (IN        (IN
FUND                                      000'S)     000'S)
---------------------------------------  ---------  ---------
LARGE CAP GROWTH.......................  $   3,989  $   4,207
VALUE..................................        248        272
MID CAP GROWTH.........................     91,459     97,268
SMALL CAP GROWTH.......................    118,684    125,139
MINI CAP GROWTH........................      7,949      8,582
BALANCED GROWTH........................      1,435      1,533
CONVERTIBLE............................     13,087     13,637
INTERNATIONAL CORE GROWTH..............      4,178      4,389
INTERNATIONAL SMALL CAP GROWTH.........      5,418      5,645
EMERGING COUNTRIES.....................     40,882     43,712
WORLDWIDE GROWTH.......................     14,998     15,859

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

  Since the Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. Post-October 31, 1997 losses are treated as having occurred on April 1, 1998. The capital loss carryforwards for Nicholas-Applegate Portfolios A, B, C & Q under the master/feeder structure may be used by the newly restructured Funds subject to certain limitations. The following table reflects the capital loss carryforwards as of July 24, 1998, as well as the expiration dates and Post-October losses as of April 1, 1998.

                    CAPITAL LOSS                  POST-OCTOBER
                    CARRYFORWARDS   EXPIRATION       LOSSES
FUND                 (IN 000'S)        DATE        (IN 000'S)
------------------  -------------  -------------  -------------
Mid Cap Growth....          n/a            n/a      $     236
Convertible.......    $     421           2006          1,165
High Quality
 Bond.............            3           2006            n/a
International Core
 Growth...........           66           2006            619
International
 Small Cap
 Growth...........          119           2006             54
Emerging
 Countries........        3,219           2006          4,195

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make dividend distributions either quarterly, monthly or daily in accordance with their respective prospectuses.

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Mini Cap Growth and Emerging
 Countries.............................      1.25%
Small Cap Growth, International Core
 Growth, International Small Cap Growth
 and Worldwide Growth..................      1.00%
Large Cap Growth, Value, Mid Cap
 Growth, Balanced Growth and
 Convertible...........................      0.75%
High Yield Bond........................      0.60%
High Quality Bond......................      0.45%

  The fees are reduced on Mid Cap Growth, Balanced Growth, Convertible, High Quality Bond, International Core Growth, International Small Cap Growth and Worldwide Growth when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Adviser provides operational support services for certain Classes of the Funds at an annual fee on average daily net assets of 0.10% for the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

retail and 0.05% for the Advisory Classes. Beginning on November 10, 1998, the Advisory Class was no longer charged this fee.

  The Investment Adviser has volunteered to limit the Funds' expenses to certain levels through March 31, 1999. Expenses reimbursed by the Investment Adviser as of March 31, 1998 may be recouped from the Funds through March 31, 2003. Any expenses reimbursed after March 31, 1998 may be recouped within five years after the year in which they were reimbursed. The Investment Adviser will recover such reimbursements to the extent of the difference between a Fund's actual expenses, when they fall below the limit, and the voluntary limit.

                            EXPENSE LIMITS BY CLASS
--------------------------------------------------------------------------------
                                          RETAIL
                                         CLASSES
                       INSTITUTIONAL     CLASS A/      ADVISORY    UNREIMBURSED
FUND                       CLASS       CLASSES B&C      CLASS         AMOUNTS
--------------------  ---------------  ------------  ------------  -------------
Large Cap Growth....         1.00%      1.60%/2.25%        1.25%    $   197,923
Value...............         1.00%      1.60%/2.25%        1.25%        199,187
Mid Cap Growth......         1.00%      1.60%/2.25%        1.25%      1,509,756
Small Cap Growth....         1.17%      1.72%/2.60%        1.50%      1,440,078
Mini Cap Growth.....         1.56%        n/a / n/a         n/a         435,282
Balanced Growth.....         1.00%      1.60%/2.25%        1.25%      1,351,095
Convertible.........         1.00%      1.60%/2.25%        1.25%      1,294,129
High Quality Bond...         0.45%      0.95%/1.35%        0.85%      1,746,621
High Yield Bond.....         0.75%      1.10%/1.75%        1.00%        332,462
International Core
 Growth.............         1.40%      1.95%/2.60%        1.65%        286,830
International Small
 Cap Growth.........         1.40%      1.95%/2.60%        1.65%      1,336,154
Emerging
 Countries..........         1.65%      2.25%/2.90%        1.90%      1,763,980
Worldwide Growth....         1.35%      1.85%/2.50%        1.60%      1,429,017

  The Trust has a distribution plan (12b-1) under which Nicholas-Applegate Securities, the Distributor and an affiliate of the Investment Adviser is paid for certain activities related to the sale of shares. Both the retail and Advisory Classes have a shareholder servicing agreement with the Distributor which allows the Distributor to pay other financial institutions for shareholder account maintenance and servicing. Each Class pays an annual fee on its average daily net assets of up to 0.25% on Class A and 0.75% on Classes B and C under the distribution plan, and up to 0.10% on Class A and 0.25% on Classes B, C and Q under the shareholder servicing agreement.

  The Distributor also receives a portion of the front-end sales charge and all of the deferred sales charges on the retail Classes. During the period ended September 30, 1998 the Distributor received the following sales charges:

Large Cap Growth....................  $  24,209
Value...............................      7,273
Mid Cap Growth......................    141,286
Small Cap Growth....................    152,682
Balanced Growth.....................     39,351
Convertible.........................    180,014
High Quality Bond...................     17,852
High Yield Bond.....................    278,248
International Core Growth...........     68,431
International Small Cap Growth......    153,103
Emerging Countries..................    180,809
Worldwide Growth....................     52,156

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $18,000 from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 1998 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 1998 and the related gross and net unrealized appreciation and depreciation, provides aggregate information on the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                  NET
                                                    GROSS         GROSS       UNREALIZED
                                        TAX       UNREALIZED    UNREALIZED   APPRECIATION
            PURCHASES     SALES        COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
FUND        (IN 000'S)  (IN 000'S)  (IN 000'S)    (IN 000'S)    (IN 000'S)    (IN 000'S)
----------  ----------  ----------  -----------  ------------  ------------  -------------
Large Cap
 Growth...   $  25,615   $  18,044   $  19,533    $    1,306    $      356     $     950
Value.....       3,675       4,460       7,638         1,298           491           807
Mid Cap
 Growth...     275,856     343,557     321,033        59,627        28,164        31,463
Small Cap
 Growth...     245,797     421,290     385,300        90,460        40,946        49,514
Mini Cap
 Growth...      27,193      37,492      49,659        10,241         7,865         2,376
Balanced
 Growth...      28,496      26,134      29,715         3,885         1,183         2,702
Convertible..    177,308    175,130    218,447        38,491        11,400        27,091
High
 Quality
 Bond.....      38,324      32,173      29,255           799           148           651
High Yield
 Bond.....     145,535      88,664      86,003           420         5,934        (5,514)
International
 Core
 Growth...     109,504      69,342      90,487         7,119         5,750         1,369
International
 Small Cap
 Growth...      94,395      73,279      95,254        12,439         5,680         6,759
Emerging
 Countries..    356,801    292,213     239,958         9,603        36,268       (26,665)
Worldwide
 Growth...     162,132     167,847     113,704        14,326         4,166        10,160

NOTE E -- CREDIT FACILITY
  The Trust has a $75 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. The credit facility was not used during the period.

NOTE F -- CAPITAL ACTIVITY

  The Trust has unlimited shares of no par value beneficial interest authorized.

  The following table shows the net assets of the Funds immediately before and after the reorganization described in Note A. The reorganization, which represented a change in corporate form, is accounted for by pooling the net assets and results of operations of the combined Funds.

                                                         NET ASSETS
                                                 --------------------------
                                                    BEFORE        AFTER
FUND                                              (IN 000'S)    (IN 000'S)
-----------------------------------------------  ------------  ------------
Large Cap Growth...............................  $     17,322  $     17,322
Mid Cap Growth.................................       432,710       432,710
Small Cap Growth...............................       571,169       571,169
Mini Cap Growth................................        71,430        71,430
Balanced Growth................................        34,452        34,452
Convertible....................................       277,161       277,161
International Core Growth......................        84,885        84,885
International Small Cap Growth.................       111,445       111,445
Emerging Countries.............................       336,147       336,147
Worldwide Growth...............................       146,797       146,797

  The combination of High Quality Bond (formerly Fully Discretionary Fixed Income) and Government Income, which represented a change in ownership of separate portfolios, was accounted for as a merger of net assets. The results of operations of High Quality Bond reflect the full period of High Quality Bond Class I and the combined Fund, Classes A, B, C, and Q, since the merger date. High Yield Bond underwent a similar merger of separate portfolios on March 27, 1998 of the prior fiscal period. The net assets merged and the components of the net assets contributed are shown below.

                                                            COMPONENTS OF NET ASSETS
                                  NET ASSETS        ----------------------------------------
                            ----------------------   PAID IN     UNREALIZED    CAPITAL LOSS
                              BEFORE      AFTER      CAPITAL    APPRECIATION   CARRYFORWARD
FUND                        (IN 000'S)  (IN 000'S)  (IN 000'S)   (IN 000'S)     (IN 000'S)
--------------------------  ----------  ----------  ----------  -------------  -------------
Date of Merger -- July 24,
 1998
Fully Discretionary --
 Portfolio I..............   $  14,805   $  25,251          --           --             --
Government Income --
 Portfolio A, B, C, & Q...      10,446         n/a   $  10,272    $     174      $   3,375
Date of Merger -- March
 27, 1998
High Yield Bond --
 Portfolio I..............      10,692   $  27,056          --           --             --
High Yield Bond -- Classes
 A, B, C & Q..............      16,364         n/a      16,258           71             --

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

NOTE G -- INSTITUTIONAL AND RETAIL CLASS SUMMARIES

  The following provides detail of the Retail and Institutional Class activity which are shown in the aggregate in the related financial statements (in thousands except NAVs).

                                                               PERIOD ENDED SEPTEMBER 30, 1998
                           --------------------------------------------------------------------------------------------------------
                                                                DISTRIBUTIONS FROM                                DISTRIBUTIONS
                                                                                            SHARES SOLD             REINVESTED
                             NET       SHARES                 ----------------------   ---------------------   --------------------
                            ASSETS   OUTSTANDING     NAV       INCOME       GAINS       SHARES      VALUE       SHARES      VALUE
                           --------  -----------   --------   ---------   ----------   --------   ----------   --------   ---------
LARGE CAP GROWTH
  Class A                  $  6,604        438     $  15.08   $    --     $     (162)       167   $    2,632        9     $     160
  Class B                     7,693        507        15.18        --            (78)       334        5,306        4            71
  Class C                     2,089        138        15.15        --            (23)        89        1,412        1            21
  Class I                     2,490        154        16.19        --            (22)        42          709        1            22
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $    --     $     (285)       632   $   10,059       15     $     274
                                                              ---------   ----------   --------   ----------   --------   ---------
VALUE
  Class A+                 $    269         24     $  11.16   $    --     $       --         25   $      283       --     $      --
  Class B+                      545         49        11.15        --             --         49          574       --            --
  Class C+                      281         25        11.15        --             --         25          288       --            --
  Class I                     6,847        364        18.84        --           (342)        63        1,251       15           342
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $    --     $     (342)       162   $    2,396       15     $     342
                                                              ---------   ----------   --------   ----------   --------   ---------
MID CAP GROWTH
  Class A                  $ 59,531      4,242     $  14.03   $    --     $   (5,648)     4,964   $   88,772      130     $   2,272
  Class B                    36,389      2,188        16.63        --         (2,217)       425        8,649       70         1,445
  Class C                   119,375      9,136        13.07        --         (9,292)       965       15,700      122         1,981
  Class I                   122,822      9,127        13.46        --         (5,782)     1,590       26,354      346         5,781
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $    --     $  (22,939)     7,944   $  139,475      668     $  11,479
                                                              ---------   ----------   --------   ----------   --------   ---------
SMALL CAP GROWTH
  Class A                  $ 87,880      7,022     $  12.51   $    --     $  (16,775)    43,240   $  801,736      855     $  13,948
  Class B                    37,596      2,386        15.76        --         (1,963)       517       10,792       88         1,810
  Class C                   137,419     11,076        12.41        --        (16,188)     1,283       22,048      861        13,946
  Class I                   162,157     15,948        10.17        --         (4,056)     6,777       89,867      300         3,972
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $    --     $  (38,982)    51,817   $  924,443    2,104     $  33,676
                                                              ---------   ----------   --------   ----------   --------   ---------
BALANCED GROWTH
  Class A                  $  8,125        492     $  16.51   $  (109)    $   (1,118)       189   $    3,711       57     $   1,009
  Class B                     4,304        244        17.66       (37)          (458)        41          783       23           441
  Class C                    18,907      1,187        15.92      (166)        (3,701)        76        1,409      197         3,367
  Class I                       989         63        15.66       (18)           (94)         5           95        6           101
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $  (330)    $   (5,371)       311   $    5,998      283     $   4,918
                                                              ---------   ----------   --------   ----------   --------   ---------
CONVERTIBLE
  Class A                  $ 46,709      2,698     $  17.31   $  (553)    $     (932)       635   $   11,364       51     $   1,009
  Class B                    42,154      2,238        18.84      (267)          (394)       582       11,866       21           439
  Class C                    77,541      4,382        17.70      (487)        (1,833)       561       10,795       84         1,714
  Class I                    70,316      4,136        17.00    (1,203)          (791)        78        1,427       59         1,151
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $(2,510)    $   (3,950)     1,856   $   35,452      215     $   4,313
                                                              ---------   ----------   --------   ----------   --------   ---------
HIGH QUALITY BOND
  Class A++                $  2,018        152     $  13.25   $   (23)    $       --         68   $      932        1     $       9
  Class B++                   5,807        449        12.95       (54)            --        211        2,749        1            13
  Class C++                   7,838        583        13.44       (64)            --        281        3,809        1             6
  Class I                    15,413      1,181        13.05      (435)          (309)       303        3,948       51           655
                                                              ---------   ----------   --------   ----------   --------   ---------
    Total                                                     $  (576)    $     (309)       863   $   11,438       54     $     683
                                                              ---------   ----------   --------   ----------   --------   ---------


                                SHARES REDEEMED
                           -------------------------
                            SHARES         VALUE
                           ---------   -------------
LARGE CAP GROWTH
  Class A                        (40)  $        (651)
  Class B                        (35)           (530)
  Class C                        (13)           (208)
  Class I                        (45)           (728)
                           ---------   -------------
    Total                       (133)  $      (2,117)
                           ---------   -------------
VALUE
  Class A+                        (1)  $          (9)
  Class B+                        --              (1)
  Class C+                        --              --
  Class I                       (183)         (3,957)
                           ---------   -------------
    Total                       (184)  $      (3,967)
                           ---------   -------------
MID CAP GROWTH
  Class A                     (5,717)  $    (102,121)
  Class B                       (479)         (9,493)
  Class C                     (1,678)        (26,541)
  Class I                     (2,680)        (44,020)
                           ---------   -------------
    Total                    (10,554)  $    (182,175)
                           ---------   -------------
SMALL CAP GROWTH
  Class A                    (47,299)  $    (881,827)
  Class B                       (670)        (13,524)
  Class C                     (3,154)        (51,807)
  Class I                     (9,309)       (123,485)
                           ---------   -------------
    Total                    (60,432)  $  (1,070,643)
                           ---------   -------------
BALANCED GROWTH
  Class A                        (95)  $      (1,831)
  Class B                        (33)           (579)
  Class C                       (130)         (2,443)
  Class I                         (4)            (74)
                           ---------   -------------
    Total                       (262)  $      (4,927)
                           ---------   -------------
CONVERTIBLE
  Class A                       (462)  $      (8,158)
  Class B                       (151)         (2,981)
  Class C                       (434)         (8,271)
  Class I                       (296)         (5,603)
                           ---------   -------------
    Total                     (1,343)  $     (25,013)
                           ---------   -------------
HIGH QUALITY BOND
  Class A++                      (92)  $      (1,204)
  Class B++                      (23)           (295)
  Class C++                      (41)           (544)
  Class I                       (374)         (4,944)
                           ---------   -------------
    Total                       (530)  $      (6,987)
                           ---------   -------------

----------------------------------

  +  Commenced operations on July 31, 1998.
 ++  Commenced operations on July 24, 1998.

--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                 YEAR ENDED MARCH 31, 1998
                           -----------------------------------------------------------------------------------------------------
                                                                                  DISTRIBUTIONS
                             DISTRIBUTIONS FROM           SHARES SOLD               REINVESTED             SHARES REDEEMED
                           ----------------------   ------------------------   --------------------   --------------------------
                            INCOME       GAINS       SHARES        VALUE        SHARES      VALUE       SHARES         VALUE
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
LARGE CAP GROWTH
  Class A                  $    --     $       (1)        315   $      4,335       --     $       1          (13)  $        (178)
  Class B                       --             (3)        239          3,275       --             3          (36)           (494)
  Class C                       --             (1)         65            890       --             1           (4)            (54)
  Class I                       --           (432)        152          2,300        8           109         (104)         (1,629)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $    --     $     (437)        771   $     10,800        8     $     114         (157)  $      (2,355)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
VALUE
  Class A+                     n/a            n/a         n/a            n/a      n/a           n/a          n/a             n/a
  Class B+                     n/a            n/a         n/a            n/a      n/a           n/a          n/a             n/a
  Class C+                     n/a            n/a         n/a            n/a      n/a           n/a          n/a             n/a
  Class I                  $   (64)    $     (620)        284   $      5,456       37     $     683          (56)  $      (1,045)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $   (64)    $     (620)        284   $      5,456       37     $     683          (56)  $      (1,045)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
MID CAP GROWTH
  Class A                  $    --     $  (19,865)     12,406   $    224,326    1,013     $  16,459      (13,083)  $    (237,097)
  Class B                       --         (2,515)      1,073         20,188      123         2,327         (799)        (15,026)
  Class C                       --        (43,762)      1,750         29,917    2,641        39,590       (4,221)        (72,774)
  Class I                       --        (32,727)      3,263         53,116    2,168        32,405       (5,722)        (93,209)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $    --     $  (98,869)     18,492   $    327,547    5,945     $  90,781      (23,825)  $    (418,106)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
SMALL CAP GROWTH
  Class A                  $    --     $  (21,481)    104,821   $  1,931,765      831     $  15,132     (103,464)  $  (1,921,658)
  Class B                       --             --       1,553         30,441       --            --         (910)        (17,600)
  Class C                       --        (29,183)      4,137         72,645    1,443        24,837       (5,946)       (104,108)
  Class I                       --        (32,261)     14,212        189,401    2,376        30,980      (13,529)       (183,086)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $    --     $  (82,925)    124,723   $  2,224,252    4,650     $  70,949     (123,849)  $  (2,226,452)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
BALANCED GROWTH
  Class A                  $   (87)    $     (527)        305   $      5,583       29     $     527         (310)  $      (5,616)
  Class B                      (27)           (69)        101          1,866        5            86          (37)           (681)
  Class C                     (157)        (1,399)        146          2,672       77         1,411         (268)         (4,877)
  Class I                      (19)           (70)          7            113        5            89           (7)           (110)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $  (290)    $   (2,065)        559   $     10,234      116     $   2,113         (622)  $     (11,284)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
CONVERTIBLE
  Class A                  $  (947)    $   (3,864)        709   $     12,820      154     $   2,762         (323)  $      (5,890)
  Class B                     (401)          (788)      1,126         21,635       51           973         (159)         (3,026)
  Class C                   (1,290)        (7,550)        792         14,822      408         7,387         (672)        (12,485)
  Class I                   (1,679)        (2,258)      3,503         60,694      205         3,556         (638)        (11,208)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $(4,317)    $  (14,460)      6,130   $    109,971      818     $  14,678       (1,792)  $     (32,609)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
HIGH QUALITY BOND
  Class A++                    n/a            n/a         n/a            n/a      n/a           n/a          n/a             n/a
  Class B++                    n/a            n/a         n/a            n/a      n/a           n/a          n/a             n/a
  Class C++                    n/a            n/a         n/a            n/a      n/a           n/a          n/a             n/a
  Class I                  $  (893)    $     (157)        386   $      5,024       81     $   1,049         (529)  $      (6,746)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------
    Total                  $  (893)    $     (157)        386   $      5,024       81     $   1,049         (529)  $      (6,746)
                           ---------   ----------   ---------   ------------   --------   ---------   ----------   -------------

----------------------------------

  +  Commenced operations on July 31, 1998.
 ++  Commenced operations on July 24, 1998.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

                                                               PERIOD ENDED SEPTEMBER 30, 1998
                           --------------------------------------------------------------------------------------------------------
                                                                 DISTRIBUTIONS FROM                                 DISTRIBUTIONS
                                                                                               SHARES SOLD            REINVESTED
                             NET      SHARES                  ------------------------   -----------------------   ----------------
                           ASSETS   OUTSTANDING      NAV        INCOME        GAINS       SHARES        VALUE      SHARES    VALUE
                           -------  -----------   ---------   ----------   -----------   ---------   -----------   ------   -------
HIGH YIELD BOND
  Class A                  $15,012     1,313      $   11.43   $  (581)     $        --    1,692      $    21,062      21    $   262
  Class B                   34,276     2,997          11.44    (1,088)              --    2,381           29,759      22        278
  Class C                   18,873     1,651          11.43      (660)              --    1,401           17,645      19        235
  Class I                    9,380       774          12.12      (537)              --      141            1,905      21        283
                                                              ----------   -----------   ---------   -----------   ------   -------
    Total                                                     $(2,866)     $        --    5,615      $    70,371      83    $ 1,058
                                                              ----------   -----------   ---------   -----------   ------   -------
INTERNATIONAL CORE GROWTH
  Class A                  $15,306     1,009      $   15.17   $  (151)     $      (111)   3,771      $    67,428       6    $   109
  Class B                    9,795       637          15.38       (17)             (39)     219            3,897       2         46
  Class C                    7,015       455          15.42       (37)              --      295            5,229       1         27
  Class I                   56,561     3,355          16.86        --               --    1,803           32,725      --         --
                                                              ----------   -----------   ---------   -----------   ------   -------
    Total                                                     $  (205)     $      (150)   6,088      $   109,279       9    $   182
                                                              ----------   -----------   ---------   -----------   ------   -------
INTERNATIONAL SMALL CAP
  GROWTH
  Class A                  $13,825       833      $   16.59   $    --      $      (984)   4,190      $    86,295      42    $   851
  Class B                   11,101       626          17.74        --             (462)     401            8,557      20        425
  Class C                    8,005       491          16.31        --             (330)     434            8,518      16        315
  Class I                   53,646     3,229          16.61        --           (1,020)   1,119           20,095      50      1,018
                                                              ----------   -----------   ---------   -----------   ------   -------
    Total                                                     $    --      $    (2,796)   6,144      $   123,465     128    $ 2,609
                                                              ----------   -----------   ---------   -----------   ------   -------
EMERGING COUNTRIES
  Class A                  $49,329     4,517      $   10.92   $  (105)     $      (326)   1,826      $    27,636      17    $   278
  Class B                   22,315     2,006          11.13        --             (183)     262            4,190       7        118
  Class C                   20,221     1,888          10.71        --             (171)     327            4,990       5         82
  Class I                   96,708     8,881          10.89        --             (432)   4,099           65,410      27        428
                                                              ----------   -----------   ---------   -----------   ------   -------
    Total                                                     $  (105)     $    (1,112)   6,514      $   102,226      56    $   906
                                                              ----------   -----------   ---------   -----------   ------   -------
WORLDWIDE GROWTH
  Class A                  $29,693     1,981      $   14.99   $   (93)     $    (5,594)   4,351      $    86,405      89    $ 1,612
  Class B                   10,763       633          17.00        (4)          (1,047)     349            7,400      34        709
  Class C                   72,457     4,789          15.13       (40)         (12,636)     945           17,906     107      1,974
  Class I                    6,427       413          15.56      (327)            (315)   1,306           24,198      34        635
                                                              ----------   -----------   ---------   -----------   ------   -------
    Total                                                     $  (464)     $   (19,592)   6,951      $   135,909     264    $ 4,930
                                                              ----------   -----------   ---------   -----------   ------   -------


                             SHARES REDEEMED
                           --------------------
                           SHARES      VALUE
                           -------   ----------
HIGH YIELD BOND
  Class A                    (769)   $   (9,451)
  Class B                    (106)       (1,289)
  Class C                    (148)       (1,794)
  Class I                    (188)       (2,481)
                           -------   ----------
    Total                  (1,211)   $  (15,015)
                           -------   ----------
INTERNATIONAL CORE GROWTH
  Class A                  (3,512)   $  (63,389)
  Class B                     (49)         (847)
  Class C                     (47)         (801)
  Class I                    (190)       (3,657)
                           -------   ----------
    Total                  (3,798)   $  (68,694)
                           -------   ----------
INTERNATIONAL SMALL CAP
  GROWTH
  Class A                  (3,979)   $  (82,531)
  Class B                    (391)       (8,333)
  Class C                    (391)       (7,692)
  Class I                    (263)       (4,869)
                           -------   ----------
    Total                  (5,024)   $ (103,425)
                           -------   ----------
EMERGING COUNTRIES
  Class A                  (1,411)   $  (21,577)
  Class B                    (463)       (6,635)
  Class C                    (622)       (8,873)
  Class I                    (381)       (5,858)
                           -------   ----------
    Total                  (2,877)   $  (42,943)
                           -------   ----------
WORLDWIDE GROWTH
  Class A                  (4,459)   $  (89,478)
  Class B                    (252)       (5,438)
  Class C                    (688)      (13,112)
  Class I                   1,579       (29,313)
                           -------   ----------
    Total                  (3,820)   $ (137,341)
                           -------   ----------

PERIOD ENDED SEPTEMBER 30, 1998:
                      SHARES ISSUED IN
                           MERGER
                   ----------------------
                     SHARES       VALUE
                   -----------  ---------
HIGH QUALITY BOND
  Class A                 175   $   2,254
  Class B                 260       3,269
  Class C                 342       4,461
  Class Q                  23         288
                          ---   ---------
    Total                 800   $  10,272
                          ---   ---------

YEAR ENDED MARCH 31, 1998:
                    SHARES ISSUED IN
                         MERGER
                 ----------------------
                   SHARES       VALUE
                 -----------  ---------
HIGH YIELD BOND
  Class A               327   $   4,153
  Class B               613       7,773
  Class C               307       3,901
  Class Q                42         538
                      -----   ---------
    Total             1,289   $  16,365
                      -----   ---------

--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                        YEAR ENDED MARCH 31, 1998
                           ------------------------------------------------------------------------------------
                                                                         DISTRIBUTIONS
                           DISTRIBUTIONS FROM        SHARES SOLD          REINVESTED         SHARES REDEEMED
                           -------------------   -------------------   -----------------   --------------------
                           INCOME      GAINS     SHARES      VALUE     SHARES    VALUE     SHARES      VALUE
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
HIGH YIELD BOND
  Class A                   $  --    $      --      174    $   2,189      --    $     --     (132)   $   (1,659)
  Class B                      --           --       89        1,136      --          --       (2)          (30)
  Class C                      --           --       71          908      --          --       --            --
  Class I                    (517)        (551)     492        6,471      18         238      (59)         (811)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
    Total                   $(517)   $    (551)     826    $  10,704      18    $    238     (193)   $   (2,500)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
INTERNATIONAL CORE GROWTH
  Class A                   $  --    $     (53)   2,435    $  38,637       3    $     48   (1,694)   $  (27,350)
  Class B                      --          (42)     501        7,550       3          40      (39)         (594)
  Class C                      --           --      225        3,489      --          --      (23)         (348)
  Class I                      --       (1,082)   1,878       31,163      66       1,028     (528)       (8,558)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
    Total                   $  --    $  (1,177)   5,039    $  80,839      72    $  1,116   (2,284)   $  (36,850)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
INTERNATIONAL SMALL CAP
  GROWTH
  Class A                   $  --    $    (624)   6,609    $ 109,494      25    $    383   (6,427)   $ (107,700)
  Class B                      --         (558)     463        8,304      32         517     (218)       (3,839)
  Class C                      --         (396)     441        7,326      24         353     (273)       (4,516)
  Class I                      --       (7,619)     562       10,260     456       6,779   (1,545)      (28,903)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
    Total                   $  --    $  (9,197)   8,075    $ 135,384     537    $  8,032   (8,463)   $ (144,958)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
EMERGING COUNTRIES
  Class A                   $  --    $  (3,292)   3,250    $  56,509     149    $  2,308   (1,564)   $  (27,276)
  Class B                      --       (1,711)   1,214       22,259     102       1,591     (536)       (9,195)
  Class C                      --       (2,230)   1,150       20,756     139       2,109     (859)      (13,968)
  Class I                      --       (6,563)   2,099       36,846     382       5,812     (608)      (10,336)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
    Total                   $  --    $ (13,796)   7,713    $ 136,370     772    $ 11,820   (3,567)   $  (60,775)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
WORLDWIDE GROWTH
  Class A                   $  --    $  (4,404)   5,938    $ 108,062     214    $  3,565   (5,576)   $ (102,392)
  Class B                      --         (549)     293        5,360      26         449     (188)       (3,334)
  Class C                      --      (12,371)     436        7,995     664      10,935     (834)      (15,192)
  Class I                      --         (542)   3,023       49,390      35         536   (2,592)      (42,512)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------
    Total                   $  --    $ (17,866)   9,690    $ 170,807     939    $ 15,485   (9,190)   $ (163,430)
                           -------   ---------   -------   ---------   ------   --------   -------   ----------

--------------------------------------------------------------------------------

                   TRUSTEES OF NICHOLAS-APPLEGATE MUTUAL FUNDS
                   -------------------------------------------

                          Fred C. Applegate, CHAIRMAN

                              Dr. Arthur B. Laffer

                                Charles E. Young

                                Dann V. Angeloff

                                 Walter A. Auch

                               Theodore J. Coburn

                               Darlene T. DeRemer

                                George F. Keane


                                    OFFICERS
                                    --------

                         Arthur E. Nicholas, PRESIDENT

                       Peter J. Johnson, VICE PRESIDENT

           E. Blake Moore, Jr, SECRETARY AND CHIEF FINANCIAL OFFICER


                               INVESTMENT MANAGER
                               ------------------

                      Nicholas-Applegate Capital Management


                                   DISTRIBUTOR
                                   -----------

                         Nicholas-Applegate Securities


                                    CUSTODIAN
                                    ---------

                                    PNC Bank


                                  TRANSFER AGENT
                                  --------------

                          State Street Bank & Trust Company

NICHOLAS APPLEGATE-Trademark-

MUTUAL FUNDS

600 West Broadway
San Diego, California 92101
800-551-8146
Nicholas-Applegate Securities Distributor www.nacm.com























                                                                      MFSEMIQ998